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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08716

___________________________________

Evergreen Variable Annuity Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

200 Berkeley Street

Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices)           (Zip code)

Michael H. Koonce, Esq.

200 Berkeley Street

Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

________________________

Date of fiscal year end: Registrant is making a semiannual filing for 18 of its series, Evergreen VA Blue Chip Fund, Evergreen VA Capital Growth Fund, Evergreen VA Core Bond Fund, Evergreen VA Equity Index Fund, Evergreen VA Foundation Fund, Evergreen VA Fund, Evergreen VA Global Leaders Fund, Evergreen VA Growth and Income Fund, Evergreen VA Growth Fund, Evergreen VA High Income Fund, Evergreen VA International Growth Fund, Evergreen VA Masters Fund, Evergreen VA Omega Fund, Evergreen VA Small Cap Growth Fund, Evergreen VA Special Equity Fund, Evergreen VA Strategic Income Fund, Evergreen Offit VA Emerging Markets Bond Fund and Evergreen Offit VA U.S. Government Securities Fund, for the period ended June 30, 2003. These 18 series have a 12/31 fiscal year end.

Date of reporting period: June 30, 2003

_______________

Item 1 - Reports to Stockholders.

Evergreen VA Blue Chip Fund

Evergreen VA Blue Chip Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Blue Chip Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Patricia A. Bannan, CFA
Large Cap Core Growth Team Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 4/27/2000

	Class 1	Class 2
Class inception date	4/27/2000	7/31/2002

6-month return	9.17%	9.00%

Average annual return

1 year	-3.92%	-4.12%

Since portfolio inception	-13.25%	-13.31%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Blue Chip Fund Class 1 shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
CLASS 1[1]	(unaudited)	2002	2001	2000[2]

Net asset value, beginning of period	$ 5.78	$ 7.44	$ 8.95	$ 10.00

Income from investment operations
Net investment income	0.01	0.02	0.02	0.02
Net realized and unrealized gains or losses on securities	0.52	(1.66)	(1.51)	(1.05)
Total from investment operations	0.53	(1.64)	(1.49)	(1.03)

Distributions to shareholders from net investment income	0 [3]	(0.02)	(0.02)	(0.02)

Net asset value, end of period	$ 6.31	$ 5.78	$ 7.44	$ 8.95

Total return[4]	9.17%	(22.05%)	(16.61%)	(10.27%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 8,906	$ 9,455	$ 12,853	$ 8,861
Ratios to average net assets
Expenses[5]	1.00%[6]	0.98%	0.97%	1.01%[6]
Net investment income	0.43%[6]	0.29%	0.32%	0.43%[6]
Portfolio turnover rate	64%	143%	238%	140%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 For the period from April 27, 2000 (commencement of class operations), to December 31, 2000.
3 Amount represents less than $0.005 per share.
4 Total return does not reflect charges attributable to your insurance company's separate account.
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 2	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002[1,2]

Net asset value, beginning of period	$ 5.78	$ 6.03

Income from investment operations
Net investment income	0.01	0
Net realized and unrealized gains or losses on securities	0.51	(0.23)
Total from investment operations	0.52	(0.23)

Distributions to shareholders from net investment income	0	(0.02)

Net asset value, end of period	$ 6.30	$ 5.78

Total return[3]	9.00%	(3.86%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,222	$ 362
Ratios to average net assets
Expenses[4]	1.26%[5]	1.35%[5]
Net investment income	0.16%[5]	0.16%[5]
Portfolio turnover rate	64%	143%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 97.2%
CONSUMER DISCRETIONARY 13.2%
Hotels, Restaurants & Leisure 1.5%
Krispy Kreme Doughnuts, Inc. *	1,150	$ 47,357
McDonald's Corp.	2,425	53,495
Starbucks Corp. *	2,046	50,168
151,020
Household Durables 1.1%
Black & Decker Corp.	1,118	48,577
Furniture Brands International, Inc. *	2,425	63,293
111,870
Internet & Catalog Retail 1.4%
eBay, Inc. *	394	41,047
InterActiveCorp *	2,593	102,605
143,652
Media 4.1%
AOL Time Warner, Inc. *	4,235	68,141
Comcast Corp., Class A *	3,102	93,618
Tribune Co.	1,970	95,151
Viacom, Inc., Class B *	1,928	84,177
Walt Disney Co.	3,622	71,535
412,622
Multi-line Retail 1.0%
Kohl's Corp. *	571	29,338
Target Corp.	1,905	72,085
101,423
Specialty Retail 3.4%
Abercrombie & Fitch Co., Class A *	1,713	48,666
Best Buy Co., Inc. *	1,356	59,556
Home Depot, Inc.	2,143	70,976
Lowe's Companies, Inc.	2,396	102,908
Staples, Inc. *	3,487	63,987
346,093
Textiles, Apparel & Luxury Goods 0.7%
Nike, Inc., Class B	1,309	70,018
CONSUMER STAPLES 7.7%
Beverages 2.8%
Anheuser-Busch Companies, Inc.	689	35,173
Coca-Cola Co.	2,733	126,839
Pepsi Bottling Group, Inc.	2,450	49,049
PepsiCo, Inc.	1,523	67,773
278,834
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 2.3%
CVS Corp.	1,275	$ 35,738
Wal-Mart Stores, Inc.	3,761	201,853
237,591
Household Products 1.3%
Procter & Gamble Co.	1,426	127,171
Personal Products 0.8%
Avon Products, Inc.	589	36,636
Estee Lauder Companies, Inc., Class A	1,375	46,104
82,740
Tobacco 0.5%
Altria Group, Inc.	1,175	53,392
ENERGY 7.9%
Energy Equipment & Services 1.3%
Rowan Co., Inc.	1,479	33,130
Weatherford International, Ltd. *	2,296	96,202
129,332
Oil & Gas 6.6%
Apache Corp.	2,172	141,310
ConocoPhillips	1,785	97,818
Devon Energy Corp.	3,001	160,253
Exxon Mobil Corp.	5,425	194,812
Occidental Petroleum Corp.	2,271	76,192
670,385
FINANCIALS 17.6%
Capital Markets 3.0%
Charles Schwab Corp.	3,212	32,409
J.P. Morgan Chase & Co.	4,046	138,292
Merrill Lynch & Co., Inc.	2,260	105,497
Morgan Stanley	686	29,327
305,525
Commercial Banks 5.0%
Bank of America Corp.	1,817	143,598
Charter One Financial, Inc.	3,669	114,399
FleetBoston Financial Corp.	2,380	70,710
U.S. Bancorp	3,593	88,029
Wells Fargo & Co.	1,713	86,335
503,071
Consumer Finance 1.3%
American Express Co.	2,569	107,410
Capital One Financial Corp.	625	30,737
138,147
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 3.0%
Citigroup, Inc.	7,020	$ 300,456
Insurance 3.9%
Ace, Ltd.	1,150	39,434
American International Group, Inc.	2,286	126,141
Hartford Financial Services Group, Inc.	1,083	54,540
MetLife, Inc.	1,428	40,441
Travelers Property Casualty Corp., Class B	3,735	58,901
XL Capital, Ltd., Class A	880	73,040
392,497
Thrifts & Mortgage Finance 1.4%
Countrywide Financial Corp.	571	39,724
Fannie Mae	1,511	101,902
141,626
HEALTH CARE 16.7%
Biotechnology 1.8%
Amgen, Inc. *	2,189	145,437
Genentech, Inc. *	174	12,549
IDEC Pharmaceuticals Corp. *	625	21,250
179,236
Health Care Equipment & Supplies 2.0%
Boston Scientific Corp. *	950	58,045
Guidant Corp.	606	26,900
Medtronic, Inc.	1,832	87,881
Saint Jude Medical, Inc. *	550	31,625
204,451
Health Care Providers & Services 1.6%
Aetna, Inc.	677	40,755
AmerisourceBergen Corp.	642	44,523
Anthem, Inc. *	973	75,067
160,345
Pharmaceuticals 11.3%
Abbott Laboratories, Inc.	1,165	50,980
Eli Lilly & Co.	785	54,142
Johnson & Johnson Co.	3,593	185,758
Merck & Co., Inc.	2,404	145,562
Mylan Laboratories, Inc.	2,601	90,437
Pfizer, Inc.	10,821	369,537
Teva Pharmaceutical Industries, Ltd., ADR	1,019	58,012
Watson Pharmaceuticals, Inc. *	1,802	72,747
Wyeth	2,617	119,204
1,146,379
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.8%
Aerospace & Defense 0.9%
United Technologies Corp.	1,237	$ 87,617
Building Products 0.7%
American Standard Companies, Inc. *	1,032	76,296
Commercial Services & Supplies 1.8%
Career Education Corp. *	818	55,968
Cendant Corp. *	4,537	83,118
Waste Management, Inc.	1,968	47,409
186,495
Industrial Conglomerates 4.0%
3M Co.	333	42,950
General Electric Co.	9,612	275,672
Tyco International, Ltd.	4,402	83,550
402,172
Machinery 2.4%
Deere & Co.	1,523	69,601
Illinois Tool Works, Inc.	1,522	100,224
Navistar International Corp. *	2,126	69,371
239,196
Road & Rail 0.5%
Union Pacific Corp.	952	55,235
Trading Companies & Distributors 0.5%
W.W. Grainger, Inc.	1,023	47,835
INFORMATION TECHNOLOGY 15.8%
Communications Equipment 2.3%
Cisco Systems, Inc. *	9,631	160,742
Lucent Technologies, Inc. *	15,643	31,755
Nokia Corp., ADR	2,786	45,774
238,271
Computers & Peripherals 3.2%
Dell Computer Corp. *	3,201	102,304
Hewlett-Packard Co.	4,259	90,717
International Business Machines Corp.	1,539	126,967
319,988
Electronic Equipment & Instruments 0.4%
Flextronics International, Ltd. *	3,712	38,568
IT Services 1.3%
Affiliated Computer Services, Inc., Class A *	656	29,999
First Data Corp.	2,391	99,083
129,082
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 3.2%
Altera Corp. *	3,711	$ 60,860
Intel Corp.	7,134	148,273
Intersil Holding Corp., Class A *	973	25,892
Texas Instruments, Inc.	4,902	86,275
321,300
Software 5.4%
Autodesk, Inc.	901	14,560
Intuit, Inc. *	1,951	86,878
Microsoft Corp.	11,657	298,536
Oracle Corp. *	10,136	121,834
Veritas Software Corp. *	976	27,982
549,790
MATERIALS 3.6%
Chemicals 1.7%
PPG Industries, Inc.	2,034	103,205
Praxair, Inc.	1,047	62,925
166,130
Containers & Packaging 0.8%
Ball Corp.	700	31,857
Pactiv Corp. *	2,426	47,816
79,673
Metals & Mining 0.5%
Alcoa, Inc.	2,141	54,596
Paper & Forest Products 0.6%
International Paper Co.	1,734	61,956
TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 2.2%
ALLTEL Corp.	1,051	50,679
BellSouth Corp.	2,522	67,161
Verizon Communications, Inc.	2,612	103,043
220,883
Wireless Telecommunications Services 0.5%
AT&T Wireless Services, Inc. *	6,186	50,787
UTILITIES 1.2%
Electric Utilities 1.2%
Dominion Resources, Inc.	928	59,643
Exelon Corp.	1,115	66,688
126,331
Total Common Stocks		9,840,077
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 3.3%
MUTUAL FUND SHARES 3.3%
Evergreen Institutional U.S. Government Money Market Fund (o)	337,579	$ 337,579
Total Investments (cost $9,503,321) 100.5%		10,177,656
Other Assets and Liabilities (0.5%)		(49,487)
Net Assets 100.0%		$ 10,128,169

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 9,503,321
Net unrealized gains on securities	674,335

Market value of securities	10,177,656
Dividends receivable	9,707
Prepaid expenses and other assets	18

Total assets	10,187,381

Liabilities
Payable for securities purchased	44,859
Advisory fee payable	170
Due to other related parties	28
Accrued expenses and other liabilities	14,155

Total liabilities	59,212

Net assets	$ 10,128,169

Net assets represented by
Paid-in capital	$ 14,838,059
Undistributed net investment income	20,481
Accumulated net realized losses on securities	(5,404,706)
Net unrealized gains on securities	674,335

Total net assets	$ 10,128,169

Net assets consists of
Class 1	$ 8,905,754
Class 2	1,222,415

Total net assets	$ 10,128,169

Shares outstanding
Class 1	1,412,029
Class 2	194,006

Net asset value per share
Class 1	$ 6.31
Class 2	$ 6.30

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $186)	$ 71,103

Expenses
Advisory fee	30,316
Distribution Plan expenses	863
Administrative services fee	4,970
Transfer agent fees	186
Trustees' fees and expenses	72
Printing and postage expenses	5,538
Custodian fees	1,353
Professional fees	7,193
Other	83

Total expenses	50,574
Less: Expense reductions	(12)

Net expenses	50,562

Net investment income	20,541

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(457,369)
Net change in unrealized gains or losses on securities	1,345,924

Net realized and unrealized gains or losses on securities	888,555

Net increase in net assets resulting from operations	$ 909,096

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 20,541		$ 33,207
Net realized losses on securities		(457,369)		(1,443,502)
Net change in unrealized gains or losses on securities		1,345,924		(1,401,405)

Net increase (decrease) in net assets resulting from operations		909,096		(2,811,700)

Distributions to shareholders from
Net investment income
Class 1 *		(164)		(32,105)
Class 2		0		(988)

Total distributions to shareholders		(164)		(33,093)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1 *	189,502	1,153,448	435,999	2,825,814
Class 2	136,134	807,098	69,055	403,806

		1,960,546		3,229,620

Net asset value of shares issued in reinvestment of distributions
Class 1 *	24	137	4,631	26,861
Class 2	0	0	170	988

		137		27,849

Payment for shares redeemed
Class 1 *	(413,993)	(2,530,063)	(532,483)	(3,410,625)
Class 2	(4,768)	(28,323)	(6,585)	(37,820)

		(2,558,386)		(3,448,445)

Net decrease in net assets resulting from capital share transactions		(597,703)		(190,976)

Total increase (decrease) in net assets		311,229		(3,035,769)
Net assets
Beginning of period		9,816,940		12,852,709

End of period		$ 10,128,169		$ 9,816,940

Undistributed net investment income		$ 20,481		$ 104

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Blue Chip Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.61% and declining to 0.26% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $8,655 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $6,191,066 and $6,696,622, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $9,503,321. The gross unrealized appreciation and depreciation on securities based on tax cost was $862,559 and $188,224, respectively, with a net unrealized appreciation of $674,335.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of December 31, 2002, the Fund had $4,521,008 in capital loss carryovers for federal income tax purposes with $544,381 expiring in 2008, $2,507,354 expiring in 2009 and $1,469,273 expiring in 2010.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002 the Fund incurred and elected to defer post-October losses of $94,700.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian and, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $12.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

17

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18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566895    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Capital Growth Fund

Evergreen VA Capital Growth Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
9	STATEMENT OF ASSETS AND LIABILITIES
10	STATEMENT OF OPERATIONS
11	STATEMENTS OF CHANGES IN NET ASSETS
12	NOTES TO FINANCIAL STATEMENTS
16	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Capital Growth Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Pilgrim Baxter Value Team

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/3/1998

	Class 1	Class 2
Class inception date	3/3/1998	8/1/2001

6-month return	4.52%	4.55%

Average annual return

1 year	-9.04%	-9.08%

5 year	-1.21%	-1.24%

Since portfolio inception	-0.76%	-0.80%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Capital Growth Fund Class 1 shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The Russell 1000 Value and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class 2. Had the fees not been waived or reimbursed, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31
CLASS 1[1]	(unaudited)	2002	2001	2000[2]	1999[2]	1998[2,3]

Net asset value, beginning of period	$ 10.80	$ 14.04	$ 16.43	$ 14.42	$ 13.58	$ 12.50

Income from investment operations
Net investment income	0.07	0.16	0.03	0.10	0.01	0.03
Net realized and unrealized gains or losses on securities	0.40	(3.30)	(2.16)	2.37	0.87	1.05
Total from investment operations	0.47	(3.14)	(2.13)	2.47	0.88	1.08

Distributions to shareholders from
Net investment income	(0.14)	(0.05)	(0.08)	(0.01)	(0.02)	0
Net realized gains	0	(0.05)	(0.18)	(0.45)	(0.02)	0
Total distributions to shareholders	(0.14)	(0.10)	(0.26)	(0.46)	(0.04)	0

Net asset value, end of period	$ 11.13	$ 10.80	$ 14.04	$ 16.43	$ 14.42	$ 13.58

Total return[4]	4.52%	(22.51%)	(12.95%)	17.69%	6.50%	8.64%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 39,534	$ 38,961	$ 49,900	$ 36,975	$ 28,377	$ 20,142
Ratios to average net assets
Expenses[5]	1.02%[6]	1.02%	1.04%	1.03%	1.18%	1.05%[6]
Net investment income	1.40%[6]	1.24%	0.42%	0.73%	0.06%	0.50%[6]
Portfolio turnover rate	141%	401%	150%	79%	87%	54%

1 Effective at the close of business on July 24, 2002, Class I shares of the Fund were renamed Class 1 shares.
2 Effective February 1, 2000, shareholders of Mentor VIP Capital Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Capital Growth Fund. As Mentor VIP Capital Growth Portfolio contributed the majority of assets and shareholders to Evergreen VA Capital Growth Fund, its accounting and performance history has been carried forward.
3 For the period from March 3, 1998 (commencement of class operations), to December 31, 1998.
4 Total return does not reflect charges attributable to your insurance company's separate account.
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
CLASS 2[1]	(unaudited)	2002	2001[2]

Net asset value, beginning of period	$ 10.80	$ 14.03	$ 15.08

Income from investment operations
Net investment income	0.05	0.12	0
Net realized and unrealized gains or losses on securities	0.43	(3.28)	(1.05)
Total from investment operations	0.48	(3.16)	(1.05)

Distributions to shareholders from
Net investment income	(0.13)	(0.02)	0
Net realized gains	0	(0.05)	0
Total distributions to shareholders	(0.13)	(0.07)	0

Net asset value, end of period	$ 11.15	$ 10.80	$ 14.03

Total return[3]	4.55%	(22.62%)	(6.96%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 15,017	$ 10,146	$ 2,679
Ratios to average net assets
Expenses[4]	1.16%[5]	1.14%	1.19%[5]
Net investment income	1.29%[5]	1.50%	0.14%[5]
Portfolio turnover rate	141%	401%	150%

1 Effective at the close of business on July 12, 2002, Class L shares of the Fund were renamed Class 2 shares.
2 For the period from August 1, 2001 (commencement of class operations), to December 31, 2001.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 96.3%
CONSUMER DISCRETIONARY 7.2%
Hotels, Restaurants & Leisure 4.4%
McDonald's Corp.	57,800	$ 1,275,068
Starbucks Corp. *	46,800	1,147,536
2,422,604
Specialty Retail 2.8%
Lowe's Companies, Inc.	35,300	1,516,135
CONSUMER STAPLES 14.2%
Food & Staples Retailing 3.0%
Costco Wholesale Corp. *	44,500	1,628,700
Food Products 11.2%
ConAgra, Inc.	79,200	1,869,120
H.J. Heinz Co.	45,100	1,487,398
Kraft Foods, Inc., Class A	40,000	1,302,000
Sara Lee Corp.	77,100	1,450,251
6,108,769
ENERGY 10.6%
Oil & Gas 10.6%
Anadarko Petroleum Corp.	25,000	1,111,750
ChevronTexaco Corp.	25,800	1,862,760
ConocoPhillips	32,300	1,770,040
Royal Dutch Petroleum Co.	22,300	1,039,626
5,784,176
FINANCIALS 20.5%
Commercial Banks 8.9%
Comerica, Inc.	24,900	1,157,850
FleetBoston Financial Corp.	27,500	817,025
KeyCorp	63,900	1,614,753
PNC Financial Services Group	26,300	1,283,703
4,873,331
Insurance 2.9%
Prudential Financial, Inc. *	46,800	1,574,820
Thrifts & Mortgage Finance 8.7%
Fannie Mae	31,000	2,090,640
Freddie Mac	51,800	2,629,886
4,720,526
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 26.3%
Health Care Equipment & Supplies 3.3%
Baxter International, Inc.	70,000	$ 1,820,000
Health Care Providers & Services 5.4%
HCA-The Healthcare Corp.	50,000	1,602,000
Tenet Healthcare Corp.	116,300	1,354,895
2,956,895
Pharmaceuticals 17.6%
Abbott Laboratories, Inc.	24,300	1,063,368
Bristol-Myers Squibb Co.	45,000	1,221,750
Merck & Co., Inc.	30,100	1,822,555
Pfizer, Inc.	66,400	2,267,560
Schering-Plough Corp.	60,000	1,116,000
Wyeth	45,700	2,081,635
9,572,868
INDUSTRIALS 5.1%
Aerospace & Defense 4.0%
General Dynamics Corp.	7,300	529,250
Lockheed Martin Corp.	35,000	1,664,950
2,194,200
Road & Rail 1.1%
Burlington Northern Santa Fe Corp.	20,500	583,020
INFORMATION TECHNOLOGY 8.7%
IT Services 5.6%
Automatic Data Processing, Inc.	47,800	1,618,508
First Data Corp.	35,000	1,450,400
3,068,908
Software 3.1%
Microsoft Corp.	67,000	1,715,870
MATERIALS 2.1%
Paper & Forest Products 2.1%
Weyerhaeuser Co.	21,200	1,144,800
UTILITIES 1.6%
Electric Utilities 1.6%
Consolidated Edison, Inc.	20,000	865,600
Total Common Stocks		52,551,222
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 3.6%
MUTUAL FUND SHARES 3.6%
Evergreen Institutional Money Market Fund (o)	1,955,833	$ 1,955,833
Total Investments (cost $52,438,281) 99.9%		54,507,055
Other Assets and Liabilities 0.1%		43,694
Net Assets 100.0%		$ 54,550,749

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
See Notes to Financial Statements

8

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 52,438,281
Net unrealized gains on securities	2,068,774

Market value of securities	54,507,055
Dividends receivable	93,692

Total assets	54,600,747

Liabilities
Advisory fee payable	33,493
Due to other related parties	149
Accrued expenses and other liabilities	16,356

Total liabilities	49,998

Net assets	$ 54,550,749

Net assets represented by
Paid-in capital	$ 65,689,128
Undistributed net investment income	336,260
Accumulated net realized losses on securities	(13,543,413)
Net unrealized gains on securities	2,068,774

Total net assets	$ 54,550,749

Net assets consists of
Class 1	39,534,176
Class 2	15,016,573

Total net assets	$ 54,550,749

Shares outstanding
Class 1	3,550,482
Class 2	1,347,202

Net asset value per share
Class 1	$ 11.13
Class 2	$ 11.15

See Notes to Financial Statements

9

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $3,685)	$ 588,371

Expenses
Advisory fee	195,760
Distribution Plan expenses	14,678
Administrative services fee	24,470
Transfer agent fees	2,174
Trustees' fees and expenses	490
Printing and postage expenses	18,788
Custodian fees	7,041
Professional fees	8,601
Organization expenses	269
Other	502

Total expenses	272,773
Less: Expense reductions	(5,045)
Fee waivers and expense reimbursements	(15,714)

Net expenses	252,014

Net investment income	336,357

Net realized and unrealized gains or losses on securities
Net realized gains on securities	58,244
Net change in unrealized gains or losses on securities	2,011,512

Net realized and unrealized gains or losses on securities	2,069,756

Net increase in net assets resulting from operations	$ 2,406,113

See Notes to Financial Statements

10

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 336,357		$ 649,370
Net realized gains or losses on securities		58,244		(13,172,623)
Net change in unrealized gains or losses on securities		2,011,512		(934,961)

Net increase (decrease) in net assets resulting from operations		2,406,113		(13,458,214)

Distributions to shareholders from
Net investment income
Class 1 *		(507,540)		(176,140)
Class 2 *		(139,743)		(6,194)
Net realized gains
Class 1 *		0		(197,038)
Class 2 *		0		(17,582)

Total distributions to shareholders		(647,283)		(396,954)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1 *	190,872	2,000,660	762,202	9,483,406
Class 2 *	445,804	4,728,700	817,118	9,817,558

		6,729,360		19,300,964

Net asset value of shares issued in reinvestment of distributions
Class 1 *	50,301	507,540	27,299	373,179
Class 2 *	13,836	139,743	1,737	23,775

		647,283		396,954

Payment for shares redeemed
Class 1 *	(298,670)	(3,140,202)	(735,690)	(8,502,429)
Class 2 *	(51,811)	(551,746)	(70,428)	(812,081)

		(3,691,948)		(9,314,510)

Net increase in net assets resulting from capital share transactions		3,684,695		10,383,408

Total increase (decrease) in net assets		5,443,525		(3,471,760)
Net assets
Beginning of period		49,107,224		52,578,984

End of period		$ 54,550,749		$ 49,107,224

Undistributed net investment income		$ 336,260		$ 647,186

* Effective at the close of business on July 12, 2002, Class L shares of the Fund were renamed Class 2 shares and effective at the close of business on July 24, 2002, Class I shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

11

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Capital Growth Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

12

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

g. Organization expenses

As of June 30, 2003, all organization expenses have been fully amortized.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.80% of the Fund's average daily net assets.

Pilgrim Baxter Associates, Ltd. is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $15,714.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $8,919 and reimbursed expenses relating to Class 2 shares in the amount of $6,795 which represents 0.04% of the Fund's average daily net assets and 0.12% of the average daily net assets of Class 2 shares, respectively, on an annualized basis.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $16,045 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $71,198,327 and $68,154,794, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $52,438,281. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,257,136 and $1,188,362, respectively, with a net unrealized appreciation of $2,068,774.

As of December 31, 2002, the Fund had $13,202,958 in capital loss carryovers for federal income tax purposes due to expire in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian and brokerage/service arrangements with specific brokers, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements and brokerage transactions of $97 and $4,948, respectively, which combined represents 0.02% of its average daily net assets (on an annualized basis).

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

15

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

16

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

17

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566896    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Core Bond Fund

Evergreen VA Core Bond Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Core Bond Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Tattersall Advisory Group

PERFORMANCE AND RETURNS1

Portfolio inception date: 7/31/2002

	Class 1	Class 2
Class inception date	7/31/2002	7/31/2002

6-month return	3.73%	3.64%

Cumulative return since inception	8.38%	8.18%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Core Bond Fund Class 1 shares,1 versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002[1]
CLASS 1
Net asset value, beginning of period	$10.23	$10.00
Income from investment operations
Net investment income	0.18	0.16
Net realized and unrealized gains or losses on securities	0.20	0.29
Total from investment operations	0.38	0.45
Distributions to shareholders from
Net investment income	-0.01	-0.15
Net realized gains	-0.02	-0.07
Total distributions to shareholders	-0.03	-0.22
Net asset value, end of period	$10.58	$10.23
Total return[2]	3.73%	4.49%
Ratios and supplemental data
Net assets, end of period (thousands)	$1,058	$1,024
Ratios to average net assets
Expenses[3]	0.63%[4]	0.65%[4]
Net investment income	3.56%[4]	3.70%[4]
Portfolio turnover rate	68%	178%

1.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2.  Total return does not reflect charges attributable to your insurance company's separate account.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002[1]
CLASS 2
Net asset value, beginning of period	$10.23	$10.00
Income from investment operations
Net investment income	0.18	0.15
Net realized and unrealized gains or losses on securities	0.19	0.29
Total from investment operations	0.37	0.44
Distributions to shareholders from
Net investment income	0	-0.14
Net realized gains	-0.02	-0.07
Total distributions to shareholders	-0.02	-0.21
Net asset value, end of period	$10.58	$10.23
Total return[2]	3.64%	4.38%
Ratios and supplemental data
Net assets, end of period (thousands)	$20,583	$20,499
Ratios to average net assets
Expenses[3]	0.88%[4]	0.90%[4]
Net investment income	3.31%[4]	3.47%[4]
Portfolio turnover rate	68%	178%

1.  For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.

2.  Total return does not reflect charges attributable to your insurance company's separate account.

3.  The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

4.  Annualized

See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 2.3%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	AAA	$ 200,000	$ 232,917
Saxon Asset Securities Trust, Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	AAA	235,000	260,673
Total Asset-Backed Securities			493,590
COLLATERALIZED MORTGAGE OBLIGATIONS 25.6%
Commerce 2000, Ser. 2000-C1, Class A2, 7.42%, 08/15/2033	AAA	220,000	265,492
FHLMC:
Ser. 2024, Class Z, 6.50%, 01/15/2028	AAA	112,845	116,851
Ser. 2066, Class Z, 6.50%, 06/15/2028	AAA	304,220	315,826
Ser. 2117, Class PN, 6.00%, 12/15/2010	AAA	118,406	119,266
Ser. 2198, Class PR, 7.00%, 12/15/2028	AAA	182,947	186,273
Ser. 2310, Class PC, 6.50%, 01/15/2030	AAA	161,076	162,873
Ser. 2359, Class PC, 6.00%, 07/15/2015	AAA	220,000	227,891
Ser. 2405, Class JF, 6.00%, 01/15/2017	AAA	230,000	246,410
FNMA:
Ser. 2001-5, Class OD, 6.50%, 10/25/2031	AAA	220,000	233,379
Ser. 2001-52, Class EL, 6.50%, 03/25/2025	AAA	42,251	42,236
Ser. 2001-54, Class PC, 6.00%, 10/25/2015	AAA	230,000	236,724
Ser. 2002-26, Class A-2, 7.50%, 01/25/2048	AAA	160,824	179,570
Ser. 2002-36, Class GC, 6.50%, 08/25/2027	AAA	206,326	209,192
Ser. 2002-56, Class UC, 5.50%, 09/25/2017	AAA	220,000	233,236
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042	AAA	255,389	275,262
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	AAA	159,220	177,779
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	AAA	264,027	284,572
Ser. 2003-W3, Class 1A-1, 6.50%, 08/25/2042	AAA	125,110	134,845
Ser. 2003-W6, Class 3A, 6.50%, 09/25/2032 (h)	AAA	111,115	120,664
Ser. 2111, Class TC, 6.00%, 10/15/2010	AAA	101,821	102,476
Ser. 2355, Class TB, 6.50%, 07/15/2026	AAA	11,515	11,513
GMAC Comml. Mtge. Securities, Inc., Ser. 1999-C1, Class A2, 6.18%, 05/15/2033	AAA	230,000	262,275
GNMA, Ser. 1999-1, Class Z, 6.50%, 01/20/2029	AAA	225,136	240,037
Morgan Stanley Capital I, Inc.:
Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	AAA	104,070	108,441
Ser. 1998-XL1, Class A3, 6.48%, 06/03/2030	AAA	260,000	295,600
Residential Asset Mtge. Products, Inc.:
Ser. 2002-RS3, Class AI5, 5.57%, 02/25/2032	AAA	200,000	213,845
Ser. 2002-RZ2, Class A-3, 4.98%, 09/25/2028	AAA	210,000	212,449
Washington Mutual Mtge. Securities Corp., Ser. 2002-M, Class A1, 5.56%, 10/25/2032	AAA	71,906	73,434
Wells Fargo MBS, Ser. 2002-4, Class 2A10, 6.50%, 02/25/2032	AAA	235,000	242,091
Total Collateralized Mortgage Obligations			5,530,502
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 29.0%
CONSUMER DISCRETIONARY 2.4%
Media 0.8%
AOL Time Warner, Inc., 7.625%, 04/15/2031	BBB+	$ 100,000	$ 115,844
Comcast Cable Communications Corp., 6.20%, 11/15/2008	BBB	50,000	56,381
172,225
Multi-line Retail 1.6%
Sears Roebuck Acceptance Corp., 7.00%, 06/01/2032	BBB+	100,000	112,224
Target Corp., 5.875%, 11/01/2008	A+	200,000	229,125
341,349
CONSUMER STAPLES 0.9%
Beverages 0.9%
Coca-Cola Enterprises, Inc., 4.375%, 09/15/2009	A	175,000	186,493
ENERGY 0.8%
Energy Equipment & Services 0.8%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	BBB+	150,000	181,796
FINANCIALS 17.5%
Capital Markets 3.3%
Bank of New York, Inc., 4.14%, 08/02/2007	AA-	250,000	267,818
Legg Mason, Inc., 6.75%, 07/02/2008	BBB	150,000	172,017
Merrill Lynch & Co., Inc., 2.47%, 03/10/2006	A+	150,000	151,493
Morgan Stanley Co., Inc., 6.10%, 04/15/2006	A+	100,000	110,160
701,488
Commercial Banks 4.3%
National City Corp., 7.20%, 05/15/2005	A-	200,000	219,421
Northern Trust Co. Bank, 7.10%, 08/01/2009	A+	200,000	240,537
Norwest Corp., 6.20%, 12/01/2005	A+	230,000	252,503
PNC Funding Corp., 5.75%, 08/01/2006	A-	200,000	220,826
933,287
Consumer Finance 3.8%
Caterpillar Financial Services Corp., 4.69%, 04/25/2005	A	200,000	210,908
Ford Motor Credit Co., 7.375%, 10/28/2009	BBB	220,000	230,977
GMAC, 6.875%, 08/28/2012	BBB	210,000	209,859
Household Finance Corp., 6.50%, 11/15/2008	A	150,000	172,673
824,417
Diversified Financial Services 2.5%
Alliance Capital Management LP, 5.625%, 08/15/2006	A+	125,000	137,025
American General Finance Corp.:
4.50%, 11/15/2007	A+	100,000	106,412
5.875%, 07/14/2006	A+	125,000	138,024
Citigroup, Inc., 6.75%, 12/01/2005	AA-	150,000	167,337
548,798
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Insurance 1.3%
Metropolitan Life Insurance Co., 7.00%, 11/01/2005 144A	A+	$ 250,000	$ 276,858
Real Estate 1.3%
BRE Properties, Inc., 7.125%, 02/15/2013 REIT	BBB	50,000	58,748
Duke Realty LP, 7.05%, 03/01/2006 REIT	BBB+	100,000	107,921
EOP Operating LP, 7.75%, 11/15/2007	BBB+	100,000	117,235
283,904
Thrifts & Mortgage Finance 1.0%
Golden West Financial Corp., 4.125%, 08/15/2007	A+	200,000	211,036
INDUSTRIALS 0.9%
Aerospace & Defense 0.2%
Boeing Co., 6.625%, 02/15/2038	A	55,000	60,459
Road & Rail 0.7%
Burlington Northern Santa Fe Corp., 6.75%, 03/15/2029	BBB+	130,000	147,422
MATERIALS 2.2%
Metals & Mining 0.9%
Alcoa, Inc., 6.50%, 06/01/2011	A-	175,000	204,048
Paper & Forest Products 1.3%
International Paper Co., 5.85%, 10/30/2012	BBB	150,000	163,780
Weyerhaeuser Co., 7.375%, 03/15/2032	BBB	100,000	115,323
279,103
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
BellSouth Corp., 5.00%, 10/15/2006	A+	175,000	191,435
New Jersey Bell Telephone Co., 7.85%, 11/15/2029	A+	125,000	160,959
Sprint Capital Corp., 6.875%, 11/15/2028	BBB-	150,000	151,026
503,420
UTILITIES 2.0%
Electric Utilities 1.4%
Carolina Power & Light Co., 6.50%, 07/15/2012	BBB+	50,000	57,939
Progress Energy, Inc., 7.75%, 03/01/2031	BBB	75,000	90,425
Southwestern Public Service Co., Ser. B, 5.125%, 11/01/2006	BBB	150,000	159,028
307,392
Gas Utilities 0.6%
Consolidated Natural Gas Co., Ser. A, 6.85%, 04/15/2011	BBB+	100,000	119,033
Total Corporate Bonds			6,282,528
MORTGAGE-BACKED SECURITIES 25.4%
FHLMC:
5.00%, TBA #	AAA	395,000	399,937
6.00%, 04/01/2014	AAA	188,975	197,042
7.20%, 10/01/2006 (h)	AAA	202,426	228,640
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
FNMA:
4.00%, TBA #	AAA	$ 175,000	$ 175,055
5.50%, 04/01/2018	AAA	168,722	175,322
5.57%, 01/01/2006	AAA	282,883	301,228
5.63%, 11/01/2005	AAA	243,606	259,130
5.95%, 01/01/2009	AAA	236,637	266,434
6.00%, 02/01/2012-12/01/2017	AAA	1,135,605	1,220,835
6.00%, TBA #	AAA	150,000	155,812
6.24%, 08/01/2008	AAA	301,053	341,382
6.50%, 07/01/2032-08/01/2032	AAA	800,741	835,289
7.00%, 06/01/2032	AAA	171,276	180,423
7.25%, 12/01/2010	AAA	166,426	199,712
GNMA:
5.00%, 09/20/2029	AAA	45,165	46,733
6.50%, 06/20/2032	AAA	281,388	294,060
7.50%, 03/20/2032	AAA	204,425	215,987
Total Mortgage-Backed Securities			5,493,021
U.S. TREASURY OBLIGATIONS 8.6%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ##	AAA	1,565,000	1,871,216

		Shares	Value

SHORT-TERM INVESTMENTS 8.2%
MUTUAL FUND SHARES 8.2%
Evergreen Institutional Money Market Fund (o)		1,766,497	1,766,497
Total Investments (cost $20,694,501) 99.1%			21,437,354
Other Assets and Liabilities 0.9%			203,438
Net Assets 100.0%			$ 21,640,792

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
#	When-issued security
##	All or a portion of this security has been segregated for when-issued securities.

Summary of Abbreviations:
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REIT	Real Estate Investment Trust
TBA	To Be Announced
See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 20,694,501
Net unrealized gains on securities	742,853

Market value of securities	21,437,354
Receivable for securities sold	1,069,136
Interest receivable	175,961

Total assets	22,682,451

Liabilities
Payable for securities purchased	1,023,456
Advisory fee payable	189
Distribution Plan expenses payable	140
Due to other related parties	59
Accrued expenses and other liabilities	17,815

Total liabilities	1,041,659

Net assets	$ 21,640,792

Net assets represented by
Paid-in capital	$ 20,434,711
Undistributed net investment income	365,318
Accumulated net realized gains on securities	97,910
Net unrealized gains on securities	742,853

Total net assets	$ 21,640,792

Net assets consists of
Class 1	$ 1,058,188
Class 2	20,582,604

Total net assets	$ 21,640,792

Shares outstanding
Class 1	100,000
Class 2	1,945,819
Net asset value per share
Class 1	$ 10.58
Class 2	$ 10.58

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Interest	$ 460,914

Expenses
Advisory fee	35,088
Distribution Plan expenses	26,132
Administrative services fee	10,965
Transfer agent fees	106
Trustees' fees and expenses	184
Printing and postage expenses	10,772
Custodian fees	2,911
Professional fees	8,095
Other	1,440

Total expenses	95,693
Less: Expense reductions	(148)

Net expenses	95,545

Net investment income	365,369

Net realized and unrealized gains or losses on securities
Net realized gains on securities	98,953
Net change in unrealized gains or losses on securities	325,085

Net realized and unrealized gains or losses on securities	424,038

Net increase in net assets resulting from operations	$ 789,407

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31, 2002 (a)

Operations
Net investment income		$ 365,369		$ 307,025
Net realized gains on securities		98,953		168,873
Net change in unrealized gains or losses on securities		325,085		417,768

Net increase in net assets resulting from operations		789,407		893,666

Distributions to shareholders from
Net investment income
Class 1		(880)		(14,637)
Class 2		0		(268,937)
Net realized gains
Class 1		(2,160)		(7,058)
Class 2		(46,317)		(137,003)

Total distributions to shareholders		(49,357)		(427,635)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1	0	0	100,117	1,001,107
Class 2	398,403	4,142,995	2,168,554	21,747,240

		4,142,995		22,748,347

Net asset value of shares issued in reinvestment of distributions
Class 1	0	0	3	26
Class 2	824	8,439	4,371	44,510

		8,439		44,536

Payment for shares redeemed
Class 1	(120)	(1,219)	0	0
Class 2	(457,047)	(4,773,221)	(169,286)	(1,735,166)

		(4,774,440)		(1,735,166)

Net increase (decrease) in net assets resulting from capital share transactions		(623,006)		21,057,717

Total increase in net assets		117,044		21,523,748
Net assets
Beginning of period		21,523,748		0

End of period		$ 21,640,792		$ 21,523,748

Undistributed net investment income		$ 365,318		$ 829

(a) For the period from July 31, 2002 (commencement of operations), to December 31, 2002.
See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Core Bond Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the trans-

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

actions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$12,694,044	$2,088,560	$12,357,209	$1,562,841

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $20,694,501. The gross unrealized appreciation and depreciation on securities based on tax cost was $801,696 and $58,843, respectively, with a net unrealized appreciation of $742,853.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $148.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

16

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17

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18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566886    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Equity Index Fund

Evergreen VA Equity Index Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Equity Index Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

William E. Zieff
Global Structured Products Team
Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/29/1999

	Class 1	Class 2
Class inception date	9/29/1999	7/31/2002

6-month return	11.72%	11.55%

Average annual return

1 year	-0.12%	-0.32%

Since portfolio inception	-5.76%	-5.81%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Equity Index Fund Class 1 shares,1 versus a similar investment in the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 500 is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. The advisor is waiving its advisory fee and reimbursing the fund for other expenses. Had the fee not been waived and expenses reimbursed, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)[2]
		Year Ended December 31,
CLASS 1[1]		2002	2001	2000	1999[3]

Net asset value, beginning of period	$6.85	$8.97	$10.30	$11.48	$10.00

Income from investment operations
Net investment income	0.05	0.12	0.10	0.10	0.03
Net realized and unrealized gains or losses on securities and futures contracts	0.75	(2.13)	(1.33)	(1.15)	1.51
Total from investment operations	0.80	(2.01)	(1.23)	(1.05)	1.54

Distributions to shareholders from
Net investment income	0 [4]	(0.11)	(0.10)	(0.10)	(0.03)
Net realized gains	0	0	0	(0.03)	(0.03)
Total distributions to shareholders	0	(0.11)	(0.10)	(0.13)	(0.06)

Net asset value, end of period	$7.65	$6.85	$8.97	$10.30	$11.48

Total return[5]	11.72%	(22.46%)	(11.97%)	(9.11%)	15.47%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,906	$22,922	$32,141	$31,796	$18,685
Ratios to average net assets
Expenses[6]	0.31%[7]	0.30%	0.30%	0.31%	0.31%[7]
Net investment income	1.48%[7]	1.30%	1.09%	1.15%	1.34%[7]
Portfolio turnover rate	3%	9%	4%	11%	5%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income per share is based on average shares outstanding during the period.
3 For the period from September 29, 1999 (commencement of class operations), to December 31, 1999.
4 Amount represents less than $0.005 per share.
5 Total return does not reflect charges attributable to your insurance company's separate account.
6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
7 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2003	December 31,
CLASS 2	(unaudited)[1]	2002[2]

Net asset value, beginning of period	$6.85	$7.17

Income from investment operations
Net investment income	0.04	0.02
Net realized and unrealized gains or losses on securities and futures contracts	0.75	(0.24)
Total from investment operations	0.79	(0.22)

Distributions to shareholders from
Net investment income	0 [3]	(0.10)

Net asset value, end of period	$7.64	$6.85

Total return[4]	11.55%	(3.03%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,622	$667
Ratios to average net assets
Expenses[5]	0.56%[6]	0.57%[6]
Net investment income	1.22%[6]	1.39%[6]
Portfolio turnover rate	3%	9%

1 Net investment income per share is based on average shares outstanding during the period.
2 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
3 Amount represents less than $0.005 per share.
4 Total return does not reflect charges attributable to your insurance company's separate account.
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 98.7%
CONSUMER DISCRETIONARY 10.9%
Auto Components 0.2%
Cooper Tire & Rubber Co.	182	$ 3,201
Dana Corp.	367	4,243
Delphi Automotive Systems Corp.	1,386	11,961
Goodyear Tire & Rubber Co.	433	2,273
Johnson Controls, Inc.	220	18,832
Visteon Corp.	323	2,219
42,729
Automobiles 0.6%
Ford Motor Co.	4,528	49,763
General Motors Corp.	1,387	49,932
Harley-Davidson, Inc.	748	29,815
129,510
Distributors 0.0%
Genuine Parts Co.	430	13,764
Hotels, Restaurants & Leisure 1.2%
Carnival Corp.	1,555	50,553
Darden Restaurants, Inc.	417	7,915
Harrah's Entertainment, Inc. *	272	10,945
Hilton Hotels Corp.	932	11,920
International Game Technology, Inc.	211	21,592
Marriott International, Inc., Class A	573	22,015
McDonald's Corp.	3,148	69,445
Starbucks Corp. *	966	23,686
Starwood Hotels & Resorts, Class B	496	14,181
Wendy's International, Inc.	281	8,140
Yum! Brands, Inc. *	723	21,372
261,764
Household Durables 0.5%
American Greetings Corp., Class A *	163	3,201
Black & Decker Corp.	192	8,342
Centex Corp.	154	11,980
Fortune Brands, Inc.	360	18,792
KB Home	118	7,314
Leggett & Platt, Inc.	477	9,779
Maytag Corp.	193	4,713
Newell Rubbermaid, Inc.	678	18,984
Pulte Homes, Inc.	151	9,311
Snap-on, Inc.	143	4,151
Stanley Works	212	5,851
Tupperware Corp.	144	2,068
Whirlpool Corp.	169	10,765
115,251
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Internet & Catalog Retail 0.4%
eBay, Inc. *	785	$ 81,781
Leisure Equipment & Products 0.2%
Brunswick Corp. *	223	5,580
Eastman Kodak Co.	709	19,391
Hasbro, Inc.	428	7,486
Mattel, Inc.	1,087	20,566
53,023
Media 4.1%
AOL Time Warner, Inc. *	11,127	179,034
Clear Channel Communications, Inc. *	1,519	64,390
Comcast Corp., Class A *	5,565	167,952
Dow Jones & Co., Inc.	201	8,649
Gannett Co., Inc.	664	51,002
Interpublic Group of Companies, Inc.	964	12,898
Knight-Ridder, Inc.	202	13,924
McGraw-Hill Companies, Inc.	472	29,264
Meredith Corp.	123	5,412
New York Times Co., Class A	373	16,972
Omnicom Group, Inc.	466	33,412
Tribune Co.	764	36,901
Univision Communications, Inc., Class A *	567	17,237
Viacom, Inc., Class B *	4,344	189,659
Walt Disney Co.	5,055	99,836
926,542
Multi-line Retail 1.1%
Big Lots, Inc. *	288	4,332
Dillards, Inc., Class A	209	2,815
Dollar General Corp.	825	15,065
Family Dollar Stores, Inc.	425	16,214
Federated Department Stores, Inc.	464	17,098
J.C. Penney Co., Inc.	665	11,205
Kohl's Corp. *	838	43,056
May Department Stores Co.	713	15,871
Nordstrom, Inc.	336	6,559
Sears, Roebuck & Co.	760	25,566
Target Corp.	2,253	85,254
243,035
Specialty Retail 2.3%
AutoNation, Inc. *	697	10,957
Autozone, Inc. *	222	16,865
Bed Bath & Beyond, Inc. *	730	28,331
Best Buy Co., Inc. *	797	35,004
Circuit City Stores, Inc.	513	4,514
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail continued
Gap, Inc.	2,203	$ 41,328
Home Depot, Inc.	5,685	188,287
Limited, Inc.	1,291	20,011
Lowe's Companies, Inc.	1,929	82,851
Office Depot, Inc. *	764	11,086
RadioShack Corp.	416	10,945
Sherwin-Williams Co.	364	9,784
Staples, Inc. *	1,204	22,094
Tiffany & Co.	359	11,732
TJX Companies, Inc.	1,264	23,814
Toys 'R' Us, Inc. *	527	6,387
523,990
Textiles, Apparel & Luxury Goods 0.3%
Jones Apparel Group, Inc. *	316	9,246
Liz Claiborne, Inc.	265	9,341
Nike, Inc., Class B	653	34,929
Reebok International, Ltd. *	147	4,944
V.F. Corp.	267	9,070
67,530
CONSUMER STAPLES 11.5%
Beverages 2.8%
Adolph Coors Co., Class B	89	4,359
Anheuser-Busch Companies, Inc.	2,065	105,418
Brown-Forman Corp., Class B	149	11,714
Coca-Cola Co.	6,094	282,823
Coca-Cola Enterprises, Inc.	1,118	20,292
Pepsi Bottling Group, Inc.	679	13,594
PepsiCo, Inc.	4,251	189,169
627,369
Food & Staples Retailing 3.8%
Albertsons, Inc.	908	17,434
Costco Wholesale Corp. *	1,128	41,285
CVS Corp.	974	27,301
Kroger Co. *	1,866	31,125
Safeway, Inc. *	1,092	22,342
SuperValu, Inc.	331	7,057
SYSCO Corp.	1,607	48,274
Wal-Mart Stores, Inc.	10,834	581,461
Walgreen Co.	2,535	76,303
Winn-Dixie Stores, Inc.	348	4,284
856,866
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food Products 1.3%
Archer-Daniels Midland Co.	1,594	$ 20,515
Campbell Soup Co.	1,015	24,867
ConAgra, Inc.	1,328	31,341
General Mills, Inc.	914	43,333
H.J. Heinz Co.	869	28,660
Hershey Foods Corp.	325	22,639
Kellogg Co.	1,005	34,542
McCormick & Co., Inc.	344	9,357
Sara Lee Corp.	1,922	36,153
W.M. Wrigley Junior Co.	556	31,264
282,671
Household Products 2.0%
Clorox Co.	537	22,903
Colgate-Palmolive Co.	1,331	77,131
Kimberly-Clark Corp.	1,258	65,592
Procter & Gamble Co.	3,203	285,644
451,270
Personal Products 0.5%
Alberto Culver Co., Class B	145	7,410
Avon Products, Inc.	581	36,138
Gillette Co.	2,527	80,510
124,058
Tobacco 1.1%
Altria Group, Inc.	5,011	227,700
R.J. Reynolds Tobacco Holdings, Inc.	208	7,740
UST, Inc.	413	14,467
249,907
ENERGY 5.7%
Energy Equipment & Services 0.8%
Baker Hughes, Inc.	832	27,930
BJ Services Co. *	391	14,608
Halliburton Co.	1,081	24,863
Nabors Industries, Ltd. *	360	14,238
Noble Corp. *	330	11,319
Rowan Co., Inc. *	231	5,174
Schlumberger, Ltd.	1,440	68,501
Transocean Sedco Forex, Inc. *	791	17,378
184,011
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 4.9%
Amerada Hess Corp.	222	$ 10,918
Anadarko Petroleum Corp.	617	27,438
Apache Corp.	399	25,959
Ashland, Inc.	168	5,154
Burlington Resources, Inc.	496	26,819
ChevronTexaco Corp.	2,643	190,825
ConocoPhillips	1,679	92,009
Devon Energy Corp.	571	30,491
EOG Resources, Inc.	283	11,841
Exxon Mobil Corp.	16,527	593,485
Kerr-McGee Corp.	249	11,155
Marathon Oil Corp.	766	20,184
Occidental Petroleum Corp.	938	31,470
Sunoco, Inc.	189	7,133
Unocal Corp.	638	18,304
1,103,185
FINANCIALS 20.2%
Capital Markets 3.5%
Bank of New York Co., Inc.	1,907	54,826
Bear Stearns Companies, Inc.	245	17,743
Charles Schwab Corp.	3,341	33,711
Federated Investors, Inc., Class B	269	7,376
Franklin Resources, Inc.	628	24,536
Goldman Sachs Group, Inc.	1,161	97,234
J.P. Morgan Chase & Co.	5,026	171,789
Janus Capital Group, Inc.	592	9,709
Lehman Brothers Holdings, Inc.	600	39,888
Mellon Financial Corp.	1,067	29,609
Merrill Lynch & Co., Inc.	2,301	107,411
Morgan Stanley	2,690	114,997
Northern Trust Corp.	545	22,775
State Street Corp.	822	32,387
T. Rowe Price Group, Inc.	302	11,400
775,391
Commercial Banks 6.2%
AmSouth Bancorp	868	18,957
Bank of America Corp.	3,706	292,885
Bank One Corp.	2,827	105,108
BB&T Corp.	1,166	39,994
Charter One Financial, Inc.	556	17,336
Comerica, Inc.	433	20,134
Fifth Third Bancorp	1,420	81,423
First Tennessee National Corp.	312	13,700
FleetBoston Financial Corp.	2,601	77,276
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
Huntington Bancshares, Inc.	566	$ 11,048
KeyCorp	1,046	26,432
Marshall & Ilsley Corp.	560	17,125
National City Corp.	1,513	49,490
North Fork Bancorp, Inc.	388	13,215
PNC Financial Services Group	699	34,118
Regions Financial Corp.	549	18,545
SouthTrust Corp.	842	22,902
SunTrust Banks, Inc.	693	41,123
Synovus Financial Corp.	751	16,147
U.S. Bancorp	4,750	116,375
Union Planters Corp.	491	15,236
Wachovia Corp. (g)	3,328	132,987
Wells Fargo & Co.	4,144	208,858
Zions Bancorp	223	11,286
1,401,700
Consumer Finance 1.2%
American Express Co.	3,209	134,168
Capital One Financial Corp.	560	27,541
MBNA Corp.	3,161	65,875
Providian Financial Corp. *	717	6,640
SLM Corp.	1,119	43,831
278,055
Diversified Financial Services 2.6%
Citigroup, Inc.	12,738	545,186
Moody's Corp.	367	19,345
Principal Financial Group	809	26,090
590,621
Insurance 4.5%
Ace, Ltd.	654	22,426
AFLAC, Inc.	1,270	39,052
Allstate Corp.	1,741	62,067
AMBAC Financial Group, Inc.	262	17,357
American International Group, Inc.	6,454	356,132
AON Corp.	772	18,590
Chubb Corp.	458	27,480
Cincinnati Financial Corp.	397	14,725
Hartford Financial Services Group, Inc.	692	34,849
Jefferson Pilot Corp.	351	14,552
John Hancock Financial Services, Inc.	715	21,972
Lincoln National Corp.	439	15,641
Loews Corp.	458	21,659
Marsh & McLennan Co.	1,324	67,617
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
MBIA, Inc.	355	$ 17,306
MetLife, Inc.	1,880	53,242
Progressive Corp.	538	39,328
Prudential Financial, Inc.	1,361	45,798
SAFECO Corp.	342	12,066
St. Paul Companies, Inc.	563	20,555
Torchmark Corp.	288	10,728
Travelers Property Casualty Corp., Class B	2,490	39,267
UnumProvident Corp.	711	9,534
XL Capital, Ltd., Class A	337	27,971
1,009,914
Real Estate 0.4%
Apartment Investment & Management Co., Class A REIT	232	8,027
Equity Office Properties Trust REIT	997	26,929
Equity Residential Properties Trust REIT	674	17,490
Plum Creek Timber Co., Inc. REIT	452	11,730
Simon Property Group, Inc. REIT	467	18,227
82,403
Thrifts & Mortgage Finance 1.8%
Countrywide Financial Corp.	323	22,471
Fannie Mae	2,425	163,542
Freddie Mac	1,700	86,309
Golden West Financial Corp.	377	30,164
MGIC Investment Corp.	245	11,427
Washington Mutual, Inc.	2,303	95,114
409,027
HEALTH CARE 14.6%
Biotechnology 1.3%
Amgen, Inc. *	3,117	207,093
Applera Corp.	517	9,839
Biogen, Inc. *	367	13,946
Chiron Corp. *	461	20,155
Genzyme Corp. *	533	22,279
MedImmune, Inc. *	623	22,659
295,971
Health Care Equipment & Supplies 1.9%
Bausch & Lomb, Inc.	131	4,913
Baxter International, Inc.	1,478	38,428
Becton Dickinson & Co.	630	24,476
Biomet, Inc.	638	18,285
Boston Scientific Corp. *	1,014	61,955
C.R. Bard, Inc.	128	9,128
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Guidant Corp.	765	$ 33,958
Medtronic, Inc.	3,017	144,725
Millipore Corp. *	119	5,280
Saint Jude Medical, Inc. *	445	25,588
Stryker Corp.	491	34,061
Zimmer Holdings, Inc. *	486	21,894
422,691
Health Care Providers & Services 1.7%
Aetna, Inc.	375	22,575
AmerisourceBergen Corp.	273	18,933
Anthem, Inc. *	343	26,462
Cardinal Health, Inc.	1,104	70,987
CIGNA Corp.	346	16,241
HCA-The Healthcare Corp.	1,265	40,531
Health Management Associates, Inc., Class A	590	10,885
Humana, Inc. *	399	6,025
IMS Health, Inc.	601	10,812
Manor Care, Inc. *	222	5,552
McKesson Corp.	716	25,590
Quest Diagnostics, Inc. *	260	16,588
Quintiles Transnational Corp. *	292	4,143
Tenet Healthcare Corp. *	1,155	13,456
UnitedHealth Group, Inc.	1,467	73,717
Wellpoint Health Networks, Inc., Class A *	360	30,348
392,845
Pharmaceuticals 9.7%
Abbott Laboratories, Inc.	3,862	169,001
Allergan, Inc.	322	24,826
Bristol-Myers Squibb Co.	4,796	130,211
Eli Lilly & Co.	2,779	191,668
Forest Laboratories, Inc. *	898	49,166
Johnson & Johnson Co.	7,345	379,737
King Pharmaceuticals, Inc. *	595	8,782
Merck & Co., Inc.	5,548	335,931
Pfizer, Inc.	19,534	667,086
Schering-Plough Corp.	3,634	67,592
Watson Pharmaceuticals, Inc. *	264	10,658
Wyeth	3,285	149,632
2,184,290
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 10.3%
Aerospace & Defense 1.7%
B.F. Goodrich Corp.	290	$ 6,090
Boeing Co.	2,080	71,386
General Dynamics Corp.	489	35,452
Honeywell International, Inc.	2,122	56,976
Lockheed Martin Corp.	1,113	52,945
Northrop Grumman Corp.	452	39,003
Raytheon Co.	1,015	33,333
Rockwell Collins, Inc.	440	10,837
United Technologies Corp.	1,157	81,950
387,972
Air Freight & Logistics 1.0%
FedEx Corp.	738	45,778
Ryder Systems, Inc.	155	3,971
United Parcel Service, Inc., Class B	2,784	177,341
227,090
Airlines 0.2%
Delta Air Lines, Inc.	305	4,477
Southwest Airlines Co.	1,927	33,145
37,622
Building Products 0.2%
American Standard Companies, Inc. *	177	13,086
Masco Corp.	1,180	28,143
41,229
Commercial Services & Supplies 1.0%
Allied Waste Industries, Inc. *	517	5,196
Apollo Group, Inc., Class A *	433	26,742
Avery Dennison Corp.	273	13,705
Cendant Corp. *	2,520	46,166
Cintas Corp.	421	14,920
Deluxe Corp.	137	6,138
Equifax, Inc.	348	9,048
H&R Block, Inc.	443	19,160
Monster Worldwide, Inc. *	276	5,445
Pitney Bowes, Inc.	579	22,239
Robert Half International, Inc. *	421	7,974
RR Donnelley & Sons Co.	280	7,319
Waste Management, Inc.	1,463	35,244
219,296
Construction & Engineering 0.0%
Fluor Corp.	201	6,762
McDermott International, Inc. *	161	1,019
7,781
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Electrical Equipment 0.4%
American Power Conversion Corp. *	486	$ 7,577
Cooper Industries, Ltd., Class A	230	9,499
Emerson Electric Co.	1,041	53,195
Power-One, Inc. *	204	1,458
Rockwell Automation, Inc.	458	10,919
Thomas & Betts Corp. *	144	2,081
84,729
Industrial Conglomerates 4.2%
3M Co.	967	124,723
General Electric Co.	24,729	709,228
Textron, Inc.	334	13,033
Tyco International, Ltd.	4,941	93,780
940,764
Machinery 1.2%
Caterpillar, Inc.	852	47,422
Crane Co.	146	3,304
Cummins, Inc.	102	3,661
Danaher Corp.	378	25,723
Deere & Co.	592	27,054
Dover Corp.	501	15,010
Eaton Corp.	184	14,464
Illinois Tool Works, Inc.	761	50,112
Ingersoll-Rand Co., Ltd., Class A	419	19,827
ITT Industries, Inc.	227	14,860
Navistar International Corp. *	168	5,482
Paccar, Inc.	287	19,390
Pall Corp.	304	6,840
Parker-Hannifin Corp.	292	12,261
265,410
Road & Rail 0.4%
Burlington Northern Santa Fe Corp.	922	26,222
CSX Corp.	528	15,887
Norfolk Southern Corp.	964	18,509
Union Pacific Corp.	628	36,436
97,054
Trading Companies & Distributors 0.0%
W.W. Grainger, Inc.	226	10,568
See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 16.0%
Communications Equipment 2.3%
ADC Telecommunications, Inc. *	1,984	$ 4,619
Andrew Corp. *	243	2,236
Avaya, Inc. *	943	6,092
CIENA Corp. *	1,165	6,046
Cisco Systems, Inc. *	17,366	289,839
Comverse Technology, Inc. *	465	6,989
Corning, Inc. *	3,132	23,145
JDS Uniphase Corp. *	3,538	12,418
Lucent Technologies, Inc. *	10,236	20,779
Motorola, Inc.	5,729	54,024
QUALCOMM, Inc.	1,953	69,820
Scientific Atlanta, Inc.	369	8,797
Tellabs, Inc. *	1,020	6,701
511,505
Computers & Peripherals 3.9%
Apple Computer, Inc. *	904	17,284
Dell Computer Corp. *	6,354	203,074
EMC Corp. *	5,411	56,653
Gateway, Inc. *	801	2,924
Hewlett-Packard Co.	7,552	160,858
International Business Machines Corp.	4,275	352,687
Lexmark International Group, Inc., Class A *	315	22,292
NCR Corp. *	237	6,072
Network Appliance, Inc. *	839	13,600
Sun Microsystems, Inc. *	7,991	36,759
872,203
Electronic Equipment & Instruments 0.4%
Agilent Technologies, Inc. *	1,166	22,796
Jabil Circuit, Inc. *	491	10,851
Molex, Inc.	472	12,739
PerkinElmer, Inc.	312	4,309
Sanmina Corp. *	1,262	7,963
Solectron Corp. *	2,053	7,678
Symbol Technologies, Inc.	570	7,416
Tektronix, Inc. *	210	4,536
Thermo Electron Corp. *	400	8,408
Waters Corp. *	308	8,972
95,668
Internet Software & Services 0.2%
Yahoo, Inc. *	1,492	48,878
See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 1.2%
Automatic Data Processing, Inc.	1,479	$ 50,079
Computer Sciences Corp. *	463	17,649
Concord EFS, Inc. *	1,205	17,738
Convergys Corp. *	367	5,872
Electronic Data Systems Corp.	1,183	25,375
First Data Corp.	1,850	76,664
Fiserv, Inc. *	478	17,022
Paychex, Inc.	931	27,288
Sabre Group Holdings, Inc., Class A	354	8,726
SunGard Data Systems, Inc. *	703	18,215
Unisys Corp. *	811	9,959
274,587
Office Electronics 0.1%
Xerox Corp. *	1,932	20,460
Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	855	5,480
Altera Corp. *	947	15,531
Analog Devices, Inc. *	903	31,442
Applied Materials, Inc. *	4,100	65,026
Applied Micro Circuits Corp. *	752	4,550
Broadcom Corp., Class A *	693	17,263
Intel Corp.	16,167	336,015
KLA-Tencor Corp. *	470	21,850
Linear Technology Corp.	774	24,930
LSI Logic Corp. *	928	6,570
Maxim Integrated Products, Inc.	803	27,455
Micron Technology, Inc. *	1,506	17,515
National Semiconductor Corp. *	451	8,894
Novellus Systems, Inc. *	370	13,550
NVIDIA Corp. *	393	9,043
PMC-Sierra, Inc. *	418	4,903
QLogic Corp. *	232	11,212
Teradyne, Inc. *	457	7,911
Texas Instruments, Inc.	4,278	75,293
Xilinx, Inc. *	834	21,108
725,541
Software 4.7%
Adobe Systems, Inc.	573	18,376
Autodesk, Inc.	277	4,476
BMC Software, Inc. *	577	9,422
Citrix Systems, Inc. *	410	8,348
Computer Associates International, Inc.	1,430	31,860
See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Compuware Corp. *	935	$ 5,395
Electronic Arts, Inc. *	360	26,636
Intuit, Inc. *	507	22,577
Mercury Interactive Corp. *	211	8,147
Microsoft Corp.	26,565	680,330
Novell, Inc. *	911	2,806
Oracle Corp. *	12,973	155,936
Parametric Technology Corp. *	654	1,995
Peoplesoft, Inc. *	783	13,773
Siebel Systems, Inc. *	1,211	11,553
Symantec Corp. *	365	16,009
Veritas Software Corp. *	1,026	29,415
1,047,054
MATERIALS 2.6%
Chemicals 1.4%
Air Products & Chemicals, Inc.	562	23,379
Dow Chemical Co.	2,265	70,124
E.I. du Pont de Nemours & Co.	2,464	102,601
Eastman Chemical Co.	191	6,049
Ecolab, Inc.	650	16,640
Engelhard Corp.	312	7,728
Great Lakes Chemical Corp.	124	2,530
Hercules, Inc. *	271	2,683
International Flavors & Fragrances, Inc.	232	7,408
Monsanto Co.	646	13,979
PPG Industries, Inc.	419	21,260
Praxair, Inc.	401	24,100
Rohm & Haas Co.	549	17,035
Sigma-Aldrich Corp.	175	9,482
324,998
Construction Materials 0.0%
Vulcan Materials Co.	251	9,304
Containers & Packaging 0.2%
Ball Corp.	141	6,417
Bemis Co., Inc.	131	6,131
Pactiv Corp. *	394	7,766
Sealed Air Corp. *	208	9,913
Temple-Inland, Inc.	133	5,707
35,934
See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Metals & Mining 0.5%
Alcoa, Inc.	2,091	$ 53,320
Allegheny Technologies, Inc.	200	1,320
Freeport-McMoRan Copper & Gold, Inc., Class B	359	8,796
Newmont Mining Corp.	995	32,298
Nucor Corp.	193	9,428
Phelps Dodge Corp. *	220	8,435
United States Steel Corp.	255	4,174
Worthington Industries, Inc.	212	2,841
120,612
Paper & Forest Products 0.5%
Boise Cascade Corp.	144	3,442
Georgia-Pacific Corp.	619	11,730
International Paper Co.	1,185	42,340
Louisiana Pacific Corp. *	258	2,797
MeadWestvaco Corp.	495	12,226
Weyerhaeuser Co.	541	29,214
101,749
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.4%
ALLTEL Corp.	770	37,129
AT&T Corp.	1,945	37,441
BellSouth Corp.	4,569	121,673
Centurytel, Inc.	354	12,337
Citizens Communications Co. *	701	9,036
Qwest Communications International, Inc. *	4,194	20,047
SBC Communications, Inc.	8,220	210,021
Sprint Corp.	2,224	32,026
Verizon Communications, Inc.	6,805	268,457
748,167
Wireless Telecommunications Services 0.5%
AT&T Wireless Services, Inc. *	6,710	55,089
Nextel Communications, Inc., Class A *	2,543	45,977
Sprint PCS Group *	2,532	14,559
115,625
UTILITIES 3.0%
Electric Utilities 2.3%
Allegheny Energy, Inc. *	311	2,628
Ameren Corp.	398	17,552
American Electric Power Co., Inc.	977	29,144
Centerpoint Energy, Inc.	755	6,153
See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Electric Utilities continued
Cinergy Corp.	435	$ 16,004
CMS Energy Corp.	356	2,884
Consolidated Edison, Inc.	552	23,890
Constellation Energy Group, Inc.	409	14,029
Dominion Resources, Inc.	769	49,424
DTE Energy Co.	415	16,036
Edison International *	806	13,242
Entergy Corp.	558	29,451
Exelon Corp.	802	47,968
FirstEnergy Corp.	736	28,299
FPL Group, Inc.	453	30,283
PG&E Corp. *	1,012	21,404
Pinnacle West Capital Corp.	225	8,426
PPL Corp.	417	17,931
Progress Energy, Inc.	595	26,120
Public Service Enterprise Group, Inc.	558	23,575
Southern Co.	1,785	55,621
TECO Energy, Inc.	436	5,228
TXU Corp.	797	17,893
Xcel Energy, Inc.	986	14,829
518,014
Gas Utilities 0.3%
Keyspan Corp.	389	13,790
Kinder Morgan, Inc.	302	16,504
NICOR, Inc.	108	4,008
NiSource, Inc.	649	12,331
Peoples Energy Corp.	89	3,817
Sempra Energy	513	14,636
65,086
Multi-Utilities & Unregulated Power 0.4%
AES Corp. *	1,516	9,627
Calpine Corp. *	943	6,224
Duke Energy Corp.	2,229	44,468
Dynegy, Inc., Class A *	922	3,872
El Paso Corp.	1,482	11,975
Mirant Corp. *	999	2,897
Williams Companies, Inc.	1,281	10,120
89,183
Total Common Stocks		22,225,247
See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Principal Amount	Value

U.S. TREASURY OBLIGATIONS 0.4%
U.S. Treasury Bills, 0.85%, 09/18/2003 (f)	$ 100,000	$ 99,813

	Shares	Value

SHORT-TERM INVESTMENTS 0.8%
MUTUAL FUND SHARES 0.8%
Evergreen Institutional Money Market Fund (o)	177,873	177,873
Total Investments (cost $27,999,197) 99.9%		22,502,933
Other Assets and Liabilities 0.1%		25,109
Net Assets 100.0%		$ 22,528,042

*	Non income producing security
(g)	Investment in non-controlled affiliate. The Fund owns shares of Wachovia Corporation with a cost basis of $105,866 at June 30, 2003. The Fund earned $2,059 of income from Wachovia Corporation during the six months ended June 30, 2003, which is included in dividend income.
(f)	All or a portion of the principal amount of this security was pledged to cover the initial margin requirements for open futures contracts.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

21

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 27,999,197
Net unrealized losses on securities	(5,496,264)

Market value of securities	22,502,933
Foreign currency, at value (cost $18)	18
Dividends and interest receivable	29,142
Receivable from investment advisor	71

Total assets	22,532,164

Liabilities
Distribution Plan expenses payable	17
Due to related parties	62
Accrued expenses and other liabilities	4,043

Total liabilities	4,122

Net assets	$ 22,528,042

Net assets represented by
Paid-in capital	$ 33,394,028
Undistributed net investment income	170,857
Accumulated net realized losses on securities and futures contracts	(5,537,066)
Net unrealized losses on securities and futures contracts	(5,499,777)

Total net assets	$ 22,528,042

Net assets consists of
Class 1	$ 19,906,454
Class 2	2,621,588

Total net assets	$ 22,528,042

Shares outstanding
Class 1	2,601,141
Class 2	342,933

Net asset value per share
Class 1	$ 7.65
Class 2	$ 7.64

See Notes to Financial Statements

22

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends	$ 205,791
Interest	3,303

Total investment income	209,094

Expenses
Advisory fee	37,307
Distribution Plan expenses	1,796
Administrative services fee	11,658
Transfer agent fees	277
Trustees' fees and expenses	322
Printing and postage expenses	21,592
Custodian fees	3,528
Professional fees	9,241
Other	1,449

Total expenses	87,170
Less: Expense reductions	(30)
Fee waivers and expense reimbursements	(49,202)

Net expenses	37,938

Net investment income	171,156

Net realized and unrealized gains or losses on securities and futures contracts
Net realized gains or losses on:
Securities	(473,498)
Futures contracts	22,179

Net realized losses on securities and futures contracts	(451,319)
Net change in unrealized gains or losses on securities and futures contracts	2,929,990

Net realized and unrealized gains or losses on securities and futures contracts	2,478,671

Net increase in net assets resulting from operations	$ 2,649,827

See Notes to Financial Statements

23

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 171,156		$ 368,148
Net realized losses on securities and futures contracts		(451,319)		(3,593,511)
Net change in unrealized gains or losses on securities and futures contracts		2,929,990		(4,160,695)

Net increase (decrease) in net assets resulting from operations		2,649,827		(7,386,058)

Distributions to shareholders from
Net investment income
Class 1*		(7,818)		(349,610)
Class 2		(158)		(9,086)

Total distributions to shareholders		(7,976)		(358,696)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	65,548	473,290	403,014	3,276,572
Class 2	250,355	1,761,379	106,970	738,597

		2,234,669		4,015,169

Net asset value of shares issued in reinvestment of distributions
Class 1*	844	5,782	37,704	259,781
Class 2	23	158	1,321	9,086

		5,940		268,867

Payment for shares redeemed
Class 1*	(809,200)	(5,912,086)	(680,926)	(5,017,594)
Class 2	(4,792)	(31,646)	(10,944)	(73,521)

		(5,943,732)		(5,091,115)

Net decrease in net assets resulting from capital share transactions		(3,703,123)		(807,079)

Total decrease in net assets		(1,061,272)		(8,551,833)
Net assets
Beginning of period		23,589,314		32,141,147

End of period		$ 22,528,042		$ 23,589,314

Undistributed net investment income		$ 170,857		$ 7,677

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

24

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Equity Index Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.32% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $49,202.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $37,307 and reimbursed expenses in the amount of $11,895 which combined represents 0.42% of the Fund's average daily net assets (on an annualized basis).

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $647,394 and $3,852,081, respectively, for the six months ended June 30, 2003.

At June 30, 2003, the Fund had open futures contracts outstanding as follows:

		Initial Contract	Value at
Expiration	Contracts	Amount	June 30, 2003	Unrealized Loss

September 2003	4 S&P E-mini	$198,164	$194,651	$3,513

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $27,999,197. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,282,413 and $7,778,677, respectively, with a net unrealized depreciation of $5,496,264.

As of December 31, 2002, the Fund had $3,239,129 in capital loss carryovers for federal income tax purposes with $120,431 expiring in 2008, $385,455 expiring in 2009 and $2,733,243 expiring in 2010.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002, the Fund incurred and elected to defer post-October losses of $982,666.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $30.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

28

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29

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30

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31

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

32

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

33

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566899   8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Foundation Fund

Evergreen VA Foundation Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
16	STATEMENT OF ASSETS AND LIABILITIES
17	STATEMENT OF OPERATIONS
18	STATEMENTS OF CHANGES IN NET ASSETS
19	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Foundation Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Maureen E. Cullinane, CFA Large Cap Core Growth Team Lead Manager	Timothy E. O'Grady Value Equity Team Lead Manager
Tattersall Advisory Group

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	7.31%	7.22%

Average annual return

1 year	4.20%	4.04%

5 year	-0.72%	-0.75%

Since portfolio inception	5.87%	5.85%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Foundation Fund Class 1 shares,1 versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI), the Russell 1000 Index (Russell 1000), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The LBABI, Russell 1000 and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

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1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
CLASS 1[1]	(unaudited)[2]	2002	2001	2000	1999	1998[2]

Net asset value, beginning of period	$ 11.51	$ 13.05	$ 14.60	$ 15.70	$ 14.47	$ 13.54

Income from investment operations
Net investment income	0.11	0.30	0.30	0.24	0.28	0.35
Net realized and unrealized gains or losses on securities	0.73	(1.56)	(1.55)	(1.01)	1.27	1.07
Total from investment operations	0.84	(1.26)	(1.25)	(0.77)	1.55	1.42

Distributions to shareholders from
Net investment income	0[3]	(0.28)	(0.30)	(0.24)	(0.28)	(0.26)
Net realized gains	0	0	0	(0.09)	(0.04)	(0.23)
Total distributions to shareholders	0	(0.28)	(0.30)	(0.33)	(0.32)	(0.49)

Net asset value, end of period	$ 12.35	$ 11.51	$ 13.05	$ 14.60	$ 15.70	$ 14.47

Total return[4]	7.31%	(9.66%)	(8.57%)	(4.93%)	10.64%	10.56%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 111,268	$ 131,386	$ 168,337	$ 187,825	$ 145,566	$ 78,371
Ratios to average net assets
Expenses[5]	0.91%[6]	0.91%	0.93%	0.92%	0.95%	1.00%
Net investment income	1.99%[6]	2.20%	2.15%	1.78%	2.29%	2.44%
Portfolio turnover rate	68%	165%	195%	89%	77%	10%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income per share is based on average shares outstanding during the period.
3 Amount represents less than $0.005 per share.
4 Total return does not reflect charges attributable to your insurance company's separate account.
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)[1]

CLASS 2		Year Ended December 31, 2002[1,2]

Net asset value, beginning of period	$ 11.50	$ 11.72

Income from investment operations
Net investment income	0.10	0.10
Net realized and unrealized gains or losses on securities	0.73	(0.04)
Total from investment operations	0.83	0.06

Distributions to shareholders from
Net investment income	0	(0.28)

Net asset value, end of period	$ 12.33	$ 11.50

Total return[3]	7.22%	0.51%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 417	$ 182
Ratios to average net assets
Expenses[4]	1.17%[5]	1.16%[5]
Net investment income	1.72%[5]	2.00%[5]
Portfolio turnover rate	68%	165%

1 Net investment income per share is based on average shares outstanding during the period.
2 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

ASSET-BACKED SECURITIES 0.5%
Saxon Asset Securities Trust:
Ser. 2000-2, Class AF4, 8.23%, 03/25/2024	AAA	$ 14,076	$ 14,297
Ser. 2000-3, Class AF-6, 7.47%, 12/25/2030	AAA	500,000	554,622
Total Asset-Backed Securities			568,919
COLLATERALIZED MORTGAGE OBLIGATIONS 12.6%
Asset Securitization Corp., Ser. 1997-D4, Class A-1D, 7.49%, 04/14/2029	AAA	550,000	640,522
Commerce 2000, Ser. 2000-C1, Class A2, 7.42%, 08/15/2033	AAA	590,000	712,002
Countrywide Home Loans, Inc., Ser. 2002-22, Class A-20, 6.25%, 10/25/2032	AAA	370,000	385,846
FHLMC:
Ser. 1529, Class Z, 7.00%, 06/15/2023	AAA	557,144	580,740
Ser. 2301, Class BC, 6.50%, 04/15/2016	AAA	312,377	315,993
Ser. 2310, Class PC, 6.50%, 01/15/2030	AAA	431,977	436,796
Ser. 2315, Class CK, 6.50%, 06/15/2030	AAA	477,602	485,766
Ser. 2367, Class BC, 6.00%, 04/15/2016	AAA	301,257	309,984
Ser. 2369, Class ZH, 6.50%, 04/15/2030	AAA	653,774	668,695
Ser. 2374, Class PD, 5.50%, 04/15/2014	AAA	595,000	607,266
Ser. 2416, Class PC, 6.00%, 09/15/2014	AAA	45,000	45,830
Ser. 2419, Class DW, 5.50%, 08/15/2011	AAA	50,000	50,800
FNMA:
Ser. 1999-25, Class Z, 6.00%, 06/25/2029	AAA	381,147	401,099
Ser. 1999-41, Class PC, 6.50%, 06/25/2012	AAA	996,284	1,009,339
Ser. 2001-69, Class 0-G, 5.50%, 12/25/2016	AAA	500,000	526,256
Ser. 2001-T12, Class A2, 7.50%, 08/25/2041	AAA	367,084	409,873
Ser. 2002-7, Class TC, 5.75%, 01/25/2013	AAA	36,769	37,129
Ser. 2002-9, Class PC, 6.00%, 03/25/2017	AAA	770,000	822,978
Ser. 2002-56, Class UC, 5.50%, 09/25/2017	AAA	500,000	530,082
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	AAA	53,136	59,329
Ser. 2002-T19, Class A-1, 6.50%, 07/25/2042	AAA	689,998	743,689
Ser. 2002-W8, Class A-3, 7.50%, 06/25/2042	AAA	529,184	590,868
Ser. 2003-18, Class A-1, 6.50%, 12/25/2042	AAA	514,948	551,155
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	AAA	708,705	763,852
Ser. 2355, Class TB, 6.50%, 07/15/2026	AAA	32,939	32,933
GMAC Comml. Mtge. Securities, Inc., Ser. 1999-C1, Class A2, 6.17%, 05/15/2033	AAA	590,000	672,792
Morgan Stanley Capital I, Inc., Ser. 1997-XL1, Class A1, 6.59%, 10/03/2030	AAA	315,566	328,821
Residential Asset Mtge. Products, Inc., Ser. 2002-RS2, Class AI-5, 6.03%, 03/25/2032	AAA	555,000	602,964
Washington Mutual Mtge. Securities Corp., Ser. 2002-M, Class A1, 5.56%, 10/25/2032	AAA	192,838	196,938
Wells Fargo Mtge. Backed Securities Trust, Ser. 2002-9, Class A-7, 6.25%, 06/25/2032	AAA	500,000	514,988
Total Collateralized Mortgage Obligations			14,035,325
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 13.1%
CONSUMER DISCRETIONARY 0.8%
Media 0.3%
AOL Time Warner, Inc., 7.62%, 04/15/2031	BBB+	$ 300,000	$ 347,532
Multi-line Retail 0.5%
May Department Stores Co., 6.90%, 01/15/2032	BBB+	500,000	558,110
CONSUMER STAPLES 1.0%
Beverages 0.3%
Coca-Cola Enterprises, Inc., 0.00%, 06/20/2020 (n)	A	1,000,000	388,934
Food & Staples Retailing 0.7%
Wal-Mart Stores, Inc., 6.87%, 08/10/2009	AA	650,000	783,313
ENERGY 1.3%
Energy Equipment & Services 0.4%
Kinder Morgan Energy Partners, 7.40%, 03/15/2031	BBB+	400,000	484,790
Oil & Gas 0.9%
Amerada Hess Corp., 7.12%, 03/15/2033	BBB	350,000	399,690
Conoco Funding Co., 5.45%, 10/15/2006	A-	500,000	552,356
952,046
FINANCIALS 6.6%
Capital Markets 0.5%
Bank of New York, Inc., 7.30%, 12/01/2009	A	450,000	544,877
Commercial Banks 1.0%
Bank of America Corp., 7.12%, 05/01/2006	A	125,000	141,893
Norwest Corp., 6.20%, 12/01/2005	A+	500,000	548,919
U.S. Bank, 6.37%, 08/01/2011	A	400,000	467,699
1,158,511
Consumer Finance 2.4%
Ford Motor Credit Co., 7.37%, 10/28/2009	BBB	700,000	734,928
GMAC, 6.87%, 09/15/2011	BBB	600,000	602,936
Household Finance Corp., 6.40%, 06/17/2008	A	440,000	502,809
International Lease Finance Corp., 4.37%, 12/15/2005	AA-	400,000	416,792
USAA Capital Corp., 5.59%, 12/20/2006 144A	AAA	400,000	444,078
2,701,543
Diversified Financial Services 2.2%
Alliance Capital Management LP, 5.62%, 08/15/2006	A+	400,000	438,480
American General Finance Corp., 5.87%, 07/14/2006	A+	600,000	662,517
Caterpillar Financial Services Corp., 5.95%, 12/01/2005	A	700,000	756,958
Citigroup, Inc., 6.75%, 12/01/2005	AA-	200,000	223,116
General Electric Capital Corp., 3.50%, 05/01/2008	AAA	350,000	358,784
2,439,855
Thrifts & Mortgage Finance 0.5%
Golden West Financial Corp., 5.50%, 08/08/2006	A+	500,000	551,689
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
INDUSTRIALS 1.0%
Aerospace & Defense 0.4%
Boeing Co., 6.625%, 02/15/2038	A	$ 400,000	$ 439,697
Air Freight & Logistics 0.0%
United Parcel Services, Inc., 8.37%, 04/01/2020	AAA	5,000	6,668
Road & Rail 0.6%
Burlington Northern Santa Fe Corp., 6.75%, 07/15/2011	BBB+	550,000	644,988
MATERIALS 0.5%
Chemicals 0.5%
Dow Chemical Co., 5.25%, 05/14/2004	A-	500,000	513,271
TELECOMMUNICATION SERVICES 1.0%
Diversified Telecommunication Services 1.0%
Bellsouth Corp., 5.00%, 10/15/2006	A+	650,000	711,043
Sprint Capital Corp., 6.87%, 11/15/2028	BBB-	350,000	352,394
1,063,437
UTILITIES 0.9%
Electric Utilities 0.5%
Progress Energy, Inc., 7.75%, 03/01/2031	BBB	200,000	241,134
Southwestern Public Service Co., Ser. B, 5.12%, 11/01/2006	BBB	325,000	344,561
585,695
Gas Utilities 0.4%
Consolidated Natural Gas Co., 5.37%, 11/01/2006	BBB+	400,000	433,987
Total Corporate Bonds			14,598,943
MORTGAGE-BACKED SECURITIES 11.9%
FHLB:
4.875%, 04/16/2004	AAA	500,000	514,988
6.00%, 09/01/2013	AAA	449,723	468,919
FHLMC:
6.00%, 04/01/2014	AAA	430,616	448,997
6.50%, 08/01/2032	AAA	230,502	239,943
FNMA:
4.00%, TBA #	AAA	990,000	990,309
5.70%, 10/01/2008	AAA	859,662	958,810
5.84%, 12/01/2008	AAA	664,391	743,161
6.00%, 12/01/2013-12/01/2017	AAA	2,137,729	2,235,690
6.50%, 12/01/2031-08/01/2032	AAA	1,817,493	1,895,907
6.55%, 09/01/2004	AAA	1,261,680	1,302,939
6.57%, 04/01/2008	AAA	740,000	838,938
6.725%, 08/01/2009	AAA	1,031,092	1,202,652
7.50%, 12/01/2030	AAA	381,117	405,514
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

MORTGAGE-BACKED SECURITIES continued
GNMA:
5.00%, 09/20/2029	AAA	$ 121,125	$ 125,329
6.50%, 06/20/2032	AAA	640,940	669,804
7.00%, 03/20/2032	AAA	228,143	240,041
Total Mortgage-Backed Securities			13,281,941
U.S. TREASURY OBLIGATIONS 4.0%
U.S. Treasury Bonds, 6.00%, 02/15/2026 ##	AAA	2,885,000	3,449,493
U.S. Treasury Notes:
4.625%, 05/15/2006	AAA	245,000	265,662
5.00%, 08/15/2011	AAA	700,000	785,423
Total U.S. Treasury Obligations			4,500,578

		Shares	Value

COMMON STOCKS 53.3%
CONSUMER DISCRETIONARY 8.0%
Hotels, Restaurants & Leisure 0.3%
International Game Technology, Inc.		2,900	296,757
Starwood Hotels & Resorts, Class B		976	27,904
324,661
Household Durables 1.0%
Black & Decker Corp.		14,676	637,672
Centex Corp.		1,423	110,695
Harman International Industries, Inc.		4,000	316,560
1,064,927
Internet & Catalog Retail 2.1%
Amazon.com, Inc. *		16,700	609,383
eBay, Inc. *		6,400	666,752
InterActiveCorp * (p)		27,500	1,088,175
2,364,310
Leisure Equipment & Products 0.3%
Eastman Kodak Co.		11,610	317,533
Media 2.5%
AOL Time Warner, Inc. *		26,341	423,827
Comcast Corp., Class A *		30,031	865,794
Liberty Media Corp., Class A *		77,039	890,571
New York Times Co., Class A		6,419	292,064
Tribune Co.		6,200	299,460
2,771,716
Multi-line Retail 0.1%
Dollar General Corp.		8,000	146,080
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 1.4%
Barnes & Noble, Inc. *	7,616	$ 175,549
Bed Bath & Beyond, Inc. *	13,700	531,697
Best Buy Co., Inc. *	8,800	386,496
Home Depot, Inc.	14,500	480,240
1,573,982
Textiles, Apparel & Luxury Goods 0.3%
Coach, Inc. *	3,000	149,220
Jones Apparel Group, Inc. *	5,460	159,760
Liz Claiborne, Inc.	1,057	37,259
346,239
CONSUMER STAPLES 4.0%
Beverages 1.0%
Anheuser-Busch Companies, Inc.	4,382	223,701
Coca-Cola Co.	10,000	464,100
PepsiCo, Inc.	10,266	456,837
1,144,638
Food & Staples Retailing 0.8%
Wal-Mart Stores, Inc.	16,330	876,431
Food Products 0.6%
ConAgra, Inc.	4,944	116,679
Kellogg Co.	8,017	275,544
McCormick & Co., Inc.	10,700	291,040
683,263
Household Products 1.0%
Dial Corp.	11,855	230,580
Kimberly-Clark Corp.	6,196	323,059
Procter & Gamble Co.	6,188	551,846
1,105,485
Personal Products 0.1%
Avon Products, Inc.	881	54,798
Tobacco 0.5%
Altria Group, Inc.	12,940	587,994
ENERGY 4.8%
Energy Equipment & Services 0.8%
Cooper Cameron Corp. *	4,524	227,919
ENSCO International, Inc.	7,083	190,533
Halliburton Co.	6,538	150,374
Nabors Industries, Ltd. *	3,533	139,730
Noble Corp. *	4,664	159,975
868,531
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas 4.0%
Anadarko Petroleum Corp.	7,404	$ 329,256
Apache Corp.	9,600	624,576
Burlington Resources, Inc.	3,534	191,083
ChevronTexaco Corp.	4,301	310,532
ConocoPhillips	5,513	302,112
Devon Energy Corp.	16,206	865,401
Exxon Mobil Corp.	19,248	691,196
Occidental Petroleum Corp.	15,245	511,470
Valero Energy Corp.	5,907	214,601
XTO Energy, Inc.	20,600	414,266
4,454,493
FINANCIALS 10.6%
Capital Markets 2.2%
Bank of New York Co., Inc.	1,170	33,637
J.P. Morgan Chase & Co.	30,327	1,036,577
Merrill Lynch & Co., Inc.	15,446	721,019
Morgan Stanley	10,208	436,392
State Street Corp.	5,622	221,507
2,449,132
Commercial Banks 3.4%
Bank of America Corp.	15,802	1,248,832
Bank One Corp.	12,830	477,019
First Tennessee National Corp.	8,284	363,751
Hibernia Corp., Class A	7,146	129,771
PNC Financial Services Group	590	28,798
U.S. Bancorp	27,327	669,512
Wells Fargo & Co.	18,083	911,383
3,829,066
Consumer Finance 0.7%
American Express Co.	18,701	781,889
Diversified Financial Services 1.7%
Citigroup, Inc.	42,632	1,824,650
Insurance 1.4%
Allstate Corp.	10,806	385,234
American International Group, Inc.	9,348	515,822
Hartford Financial Services Group, Inc.	6,000	302,160
Marsh & McLennan Co.	454	23,186
MBIA, Inc.	531	25,886
XL Capital, Ltd., Class A	3,500	290,500
1,542,788
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 1.2%
Fannie Mae	5,202	$ 350,823
Freddie Mac	4,070	206,634
Sovereign Bancorp, Inc.	17,266	270,213
Washington Mutual, Inc.	13,208	545,490
1,373,160
HEALTH CARE 9.4%
Biotechnology 1.4%
Amgen, Inc. *	9,000	597,960
Genentech, Inc. *	4,500	324,540
Gilead Sciences, Inc. *	5,000	277,900
IDEC Pharmaceuticals Corp. *	4,000	136,000
MedImmune, Inc. *	7,300	265,501
1,601,901
Health Care Equipment & Supplies 2.2%
Becton Dickinson & Co.	7,617	295,920
Boston Scientific Corp. *	7,300	446,030
Guidant Corp.	5,200	230,828
Medtronic, Inc.	15,708	753,513
Saint Jude Medical, Inc. *	6,400	368,000
Stryker Corp.	5,400	374,598
2,468,889
Health Care Providers & Services 1.2%
AmerisourceBergen Corp.	5,200	360,620
Anthem, Inc. *	3,044	234,845
Caremark Rx, Inc. *	6,300	161,784
Tenet Healthcare Corp. *	763	8,889
UnitedHealth Group, Inc.	12,400	623,100
1,389,238
Pharmaceuticals 4.6%
Bristol-Myers Squibb Co.	12,193	331,040
Eli Lilly & Co.	6,542	451,202
IVAX Corp. *	13,800	246,330
Johnson & Johnson Co.	8,465	437,640
Merck & Co., Inc.	8,162	494,209
Mylan Laboratories, Inc.	12,500	434,625
Pfizer, Inc.	47,422	1,619,461
Teva Pharmaceutical Industries, Ltd., ADR	8,500	483,905
Watson Pharmaceuticals, Inc. *	4,000	161,480
Wyeth	9,261	421,839
5,081,731
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 5.8%
Aerospace & Defense 0.8%
Honeywell International, Inc.	16,542	$ 444,153
Lockheed Martin Corp.	3,440	163,641
Northrop Grumman Corp.	3,218	277,681
885,475
Commercial Services & Supplies 1.8%
Apollo Group, Inc., Class A *	11,500	710,240
Career Education Corp. *	9,300	636,306
Cendant Corp. *	25,500	467,160
Waste Management, Inc.	10,046	242,008
2,055,714
Electrical Equipment 0.4%
Emerson Electric Co.	8,224	420,246
Industrial Conglomerates 1.8%
3M Co.	4,551	586,988
General Electric Co.	34,523	990,120
Textron, Inc.	401	15,647
Tyco International, Ltd.	23,441	444,910
2,037,665
Machinery 0.8%
Deere & Co.	9,778	446,855
Dover Corp.	930	27,863
Illinois Tool Works, Inc.	6,072	399,841
874,559
Road & Rail 0.2%
CSX Corp.	8,714	262,204
INFORMATION TECHNOLOGY 6.8%
Communications Equipment 0.9%
Cisco Systems, Inc. *	47,378	790,739
Nokia Corp., ADR	8,985	147,623
938,362
Computers & Peripherals 1.5%
Apple Computer, Inc. *	4,996	95,523
Dell Computer Corp. *	14,000	447,440
Hewlett-Packard Co.	27,080	576,804
International Business Machines Corp.	5,342	440,715
Sun Microsystems, Inc. *	32,000	147,200
1,707,682
Electronic Equipment & Instruments 0.4%
Tech Data Corp. *	7,134	190,549
Thermo Electron Corp. *	13,720	288,395
478,944
See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
IT Services 0.8%
First Data Corp.	21,580	$ 894,275
Semiconductors & Semiconductor Equipment 1.1%
Intel Corp.	22,562	468,929
LSI Logic Corp. *	11,427	80,903
QLogic Corp. *	6,000	289,980
Texas Instruments, Inc.	19,655	345,928
1,185,740
Software 2.1%
Intuit, Inc. *	6,500	289,445
Microsoft Corp.	50,815	1,301,372
Oracle Corp. *	43,200	519,264
Veritas Software Corp. *	9,500	272,365
2,382,446
MATERIALS 1.4%
Chemicals 0.6%
E.I. du Pont de Nemours & Co.	624	25,983
PPG Industries, Inc.	6,394	324,432
Praxair, Inc.	4,862	292,206
642,621
Metals & Mining 0.3%
Alcoa, Inc.	1,877	47,864
Nucor Corp.	5,780	282,353
330,217
Paper & Forest Products 0.5%
International Paper Co.	10,516	375,737
MeadWestvaco Corp.	6,642	164,057
539,794
TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 1.3%
ALLTEL Corp.	5,141	247,899
BellSouth Corp.	6,099	162,416
Centurytel, Inc.	9,506	331,284
SBC Communications, Inc.	12,546	320,550
Telefonos de Mexico SA de CV, ADR	5,199	163,353
Verizon Communications, Inc.	6,772	267,156
1,492,658
UTILITIES 1.2%
Electric Utilities 0.9%
Exelon Corp.	9,310	556,831
FPL Group, Inc.	6,389	427,105
983,936
See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES continued
Multi-Utilities & Unregulated Power 0.3%
Duke Energy Corp.	2,171	$ 43,311
El Paso Corp. (p)	796	6,432
Scana Corp.	10,454	358,363
408,106
Total Common Stocks		59,548,169
SHORT-TERM INVESTMENTS 5.1%
MUTUAL FUND SHARES 5.1%
Evergreen Institutional U.S. Government Money Market Fund (o)	4,980,254	4,980,254
Navigator Prime Portfolio (pp)	757,266	757,266
Total Short-Term Investments		5,737,520
Total Investments (cost $106,722,988) 100.5%		112,271,395
Other Assets and Liabilities (0.5%)		(586,285)
Net Assets 100.0%		$ 111,685,110

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
(n)	Security issued in zero coupon form with no periodic interest payments but is acquired at a discount that results in a current yield to maturity. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected income to be earned over the life of the bond from amortization of discount at acquisition.
#	When-issued security.
##	All or a portion of the security has been segregated for when-issued securities.

Summary of Abbreviations
ADR	American Depository Receipt
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
TBA	To Be Announced
See Notes to Financial Statements

15

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 106,722,988
Net unrealized gains on securities	5,548,407

Market value of securities	112,271,395
Receivable for securities sold	2,633,674
Receivable for securities lending income	41
Dividends and interest receivable	490,852

Total assets	115,395,962

Liabilities
Payable for securities purchased	2,925,815
Payable for securities on loan	757,266
Due to custodian bank	2,523
Advisory fee payable	2,281
Due to other related parties	306
Accrued expenses and other liabilities	22,661

Total liabilities	3,710,852

Net assets	$ 111,685,110

Net assets represented by
Paid-in capital	$ 140,839,023
Undistributed net investment income	1,136,340
Accumulated net realized losses on securities	(35,838,660)
Net unrealized gains on securities	5,548,407

Total net assets	$ 111,685,110

Net assets consists of
Class 1	$ 111,267,767
Class 2	417,343

Total net assets	$ 111,685,110

Shares outstanding
Class 1	9,009,645
Class 2	33,861

Net asset value per share
Class 1	$ 12.35
Class 2	$ 12.33

See Notes to Financial Statements

16

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Interest	$ 1,195,480
Dividends (net of foreign witholding taxes of $660)	473,744

Total investment income	1,669,224

Expenses
Advisory fee	427,799
Distribution Plan expenses	299
Administrative services fee	57,423
Transfer agent fees	395
Trustees' fees and expenses	586
Printing and postage expenses	14,311
Custodian fees	14,189
Professional fees	7,402
Interest expense	2,524
Other	558

Total expenses	525,486
Less: Expense reductions	(233)

Net expenses	525,253

Net investment income	1,143,971

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(5,399,539)
Net change in unrealized gains or losses on securities	11,014,388

Net realized and unrealized gains or losses on securities	5,614,849

Net increase in net assets resulting from operations	$ 6,758,820

See Notes to Financial Statements

17

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 1,143,971		$ 3,291,418
Net realized losses on securities		(5,399,539)		(11,886,160)
Net change in unrealized gains or losses on securities		11,014,388		(7,521,035)

Net increase (decrease) in net assets resulting from operations		6,758,820		(16,115,777)

Distributions to shareholders from
Net investment income
Class 1*		(10,131)		(3,118,640)
Class 2		0		(4,239)

Total distributions to shareholders		(10,131)		(3,122,879)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	224,690	2,625,454	274,864	3,370,779
Class 2	18,214	219,346	41,017	475,196

		2,844,800		3,845,975

Net asset value of shares issued in
reinvestment of distributions
Class 1*	882	10,131	271,045	3,118,641
Class 2	0	0	369	4,238

		10,131		3,122,879

Payment for shares redeemed
Class 1*	(2,626,868)	(29,484,416)	(2,615,914)	(31,344,818)
Class 2	(174)	(2,007)	(25,565)	(300,799)

		(29,486,423)		(31,645,617)

Net asset value of shares issued in acquisition
Class 1*	0	0	582,837	7,146,006

Net decrease in net assets resulting
from capital share transactions		(26,631,492)		(17,530,757)

Total decrease in net assets		(19,882,803)		(36,769,413)
Net assets
Beginning of period		131,567,913		168,337,326

End of period		$ 111,685,110		$ 131,567,913

Undistributed net investment income		$ 1,136,340		$ 2,500

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

18

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Foundation Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund's current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales.

e. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.745% of the Fund's average daily net assets.

Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $61,126 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Balanced Fund II in a tax-free exchange of shares for Class 1 shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $530,313. The aggregate net assets of the Fund and the Wachovia Balanced Fund II immediately prior to the acquisition were $150,069,681 and $7,146,006, respectively. The aggregate net assets of the Fund immediately after the acquisition were $157,215,687.

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$28,981,308	$47,367,506	$32,841,996	$64,217,041

During the six months ended June 30, 2003, the Fund loaned securities to certain brokers. At June 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $753,702 and $757,266, respectively. During the six months ended June 30, 2003, the Fund earned $1,217 in income from securities lending.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $106,722,988. The gross unrealized appreciation and depreciation on securities based on tax cost was $8,515,848 and $2,967,441, respectively, with a net unrealized appreciation of $5,548,407.

As of December 31, 2002, the Fund had $27,386,290 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$6,708	$5,122,604	$13,388,324	$8,868,654

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. At December 31, 2002, the Fund incurred and elected to defer post-October capital losses of $1,725,167.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $233.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended June 30, 2003, the Fund had average borrowings outstanding on an annualized basis of $136,432 at a rate of 1.85% and paid interest of $2,524.

23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566885   8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Fund

Evergreen VA Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Maureen E. Cullinane, CFA Large Cap Core Growth Team Lead Manager	Timothy E. O'Grady Value Equity Team Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	11.42%	11.30%

Average annual return

1 year	0.34%	0.13%

5 year	-5.51%	-5.55%

Since portfolio inception	3.56%	3.53%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Fund Class 1 shares,1 versus a similar investment in the Russell 1000 Index (Russell 1000), the Standard & Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The Russell 1000 and the S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

This space left intentionally blank

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
CLASS 1[1]	(unaudited)	2002[2]	2001	2000	1999[2]	1998[2]

Net asset value, beginning of period	$9.51	$12.29	$14.96	$17.31	$15.31	$14.89

Income from investment operations
Net investment income	0.06	0.06	0.06	0.03	0.09	0.07
Net realized and unrealized gains or losses on securities	1.02	(2.78)	(2.73)	(2.06)	3.36	0.86
Total from investment operations	1.08	(2.72)	(2.67)	(2.03)	3.45	0.93

Distributions to shareholders from
Net investment income	(0.09)	(0.06)	0	(0.03)	(0.11)	0
Net realized gains	0	0	0	(0.29)	(1.34)	(0.51)
Total distributions to shareholders	(0.09)	(0.06)	0	(0.32)	(1.45)	(0.51)

Net asset value, end of period	$10.50	$9.51	$12.29	$14.96	$17.31	$15.31

Total return[3]	11.42%	(22.22%)	(17.85%)	(11.99%)	23.03%	6.44%

Ratios and supplemental data
Net assets, end of period (thousands)	$23,195	$32,054	$47,016	$65,556	$69,774	$45,820
Ratios to average net assets
Expenses[4]	1.00% [5]	0.98%	0.95%	1.03%	1.02%	1.01%
Net investment income	0.57% [5]	0.52%	0.45%	0.18%	0.57%	0.49%
Portfolio turnover rate	70%	117%	171%	127%	111%	16%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2003	December 31,
CLASS 2	(unaudited)	2002[1,2]

Net asset value, beginning of period	$9.50	$9.74

Income from investment operations
Net investment income	0.05	0.02
Net realized and unrealized gains or losses on securities	1.02	(0.26)
Total from investment operations	1.07	(0.24)

Distributions to shareholders from
Net investment income	(0.06)	0

Net asset value, end of period	$10.51	$9.50

Total return[3]	11.30%	(2.46%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2	$3
Ratios to average net assets
Expenses[4]	1.14%[5]	1.26%[5]
Net investment income	0.38%[5]	0.53%[5]
Portfolio turnover rate	70%	117%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 97.5%
CONSUMER DISCRETIONARY 14.7%
Hotels, Restaurants & Leisure 0.6%
International Game Technology, Inc.	1,100	$ 112,563
Starwood Hotels & Resorts, Class B	491	14,038
126,601
Household Durables 1.9%
Black & Decker Corp.	5,922	257,311
Centex Corp.	784	60,987
Harman International Industries, Inc.	1,500	118,710
437,008
Internet & Catalog Retail 4.0%
Amazon.com, Inc. *	6,600	240,834
eBay, Inc. *	2,500	260,450
InterActiveCorp *	10,600	419,442
920,726
Leisure Equipment & Products 0.5%
Eastman Kodak Co.	4,359	119,219
Media 4.4%
AOL Time Warner, Inc. *	9,840	158,326
Comcast Corp., Class A *	11,394	328,489
Liberty Media Corp., Class A *	28,073	324,524
New York Times Co., Class A	2,221	101,055
Tribune Co.	2,400	115,920
1,028,314
Multi-line Retail 0.2%
Dollar General Corp.	3,000	54,780
Specialty Retail 2.5%
Barnes & Noble, Inc. *	2,588	59,653
Bed Bath & Beyond, Inc. *	5,000	194,050
Best Buy Co., Inc. *	3,500	153,720
Home Depot, Inc.	5,500	182,160
589,583
Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	1,200	59,688
Jones Apparel Group, Inc. *	2,037	59,603
Liz Claiborne, Inc.	394	13,888
133,179
CONSUMER STAPLES 7.1%
Beverages 1.9%
Anheuser-Busch Companies, Inc.	1,627	83,058
Coca-Cola Co.	4,000	185,640
PepsiCo, Inc.	3,853	171,459
440,157
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 1.4%
Wal-Mart Stores, Inc.	6,200	$ 332,754
Food Products 1.1%
ConAgra, Inc.	1,849	43,636
Kellogg Co.	2,883	99,089
McCormick & Co., Inc.	4,200	114,240
256,965
Household Products 1.6%
Dial Corp.	2,598	50,531
Kimberly-Clark Corp.	2,315	120,704
Procter & Gamble Co.	2,286	203,866
375,101
Personal Products 0.1%
Avon Products, Inc.	435	27,057
Tobacco 1.0%
Altria Group, Inc.	4,843	220,066
ENERGY 8.5%
Energy Equipment & Services 1.4%
Cooper Cameron Corp. *	1,689	85,092
ENSCO International, Inc.	2,650	71,285
Halliburton Co.	2,436	56,028
Nabors Industries, Ltd. *	1,324	52,364
Noble Corp. *	1,813	62,186
326,955
Oil & Gas 7.1%
Anadarko Petroleum Corp.	1,720	76,488
Apache Corp.	3,720	242,023
Burlington Resources, Inc.	1,323	71,535
ChevronTexaco Corp.	1,466	105,845
ConocoPhillips	2,093	114,696
Devon Energy Corp.	6,136	327,662
Exxon Mobil Corp.	7,159	257,080
Occidental Petroleum Corp.	5,781	193,953
Valero Energy Corp.	2,214	80,435
XTO Energy, Inc.	8,304	166,993
1,636,710
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS 19.0%
Capital Markets 4.0%
Bank of New York Co., Inc.	644	$ 18,515
J.P. Morgan Chase & Co.	11,533	394,198
Merrill Lynch & Co., Inc.	5,883	274,619
Morgan Stanley	3,821	163,348
State Street Corp.	1,816	71,550
922,230
Commercial Banks 6.1%
Bank of America Corp.	5,975	472,204
Bank One Corp.	4,171	155,078
First Tennessee National Corp.	3,199	140,468
Hibernia Corp., Class A	2,658	48,269
PNC Financial Services Group	325	15,863
U.S. Bancorp	10,051	246,250
Wells Fargo & Co.	6,839	344,686
1,422,818
Consumer Finance 1.3%
American Express Co.	7,303	305,338
Diversified Financial Services 3.0%
Citigroup, Inc.	16,301	697,683
Insurance 2.4%
Allstate Corp.	4,051	144,418
American International Group, Inc.	2,944	162,450
Hartford Financial Services Group, Inc.	2,300	115,828
Marsh & McLennan Co.	229	11,695
MBIA, Inc.	293	14,284
XL Capital, Ltd., Class A	1,200	99,600
548,275
Thrifts & Mortgage Finance 2.2%
Fannie Mae	1,834	123,685
Freddie Mac	1,864	94,635
Sovereign Bancorp, Inc.	5,952	93,149
Washington Mutual, Inc.	4,757	196,464
507,933
HEALTH CARE 17.6%
Biotechnology 2.7%
Amgen, Inc. *	3,400	225,896
Genentech, Inc. *	1,800	129,816
Gilead Sciences, Inc. *	2,000	111,160
IDEC Pharmaceuticals Corp. *	1,700	57,800
MedImmune, Inc. *	2,800	101,836
626,508
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies 4.2%
Becton Dickinson & Co.	2,656	$ 103,186
Boston Scientific Corp. *	2,800	171,080
Guidant Corp.	2,000	88,780
Medtronic, Inc.	6,624	317,753
Saint Jude Medical, Inc. *	2,500	143,750
Stryker Corp.	2,100	145,677
970,226
Health Care Providers & Services 2.2%
AmerisourceBergen Corp.	2,000	138,700
Anthem, Inc. *	1,137	87,719
Caremark Rx, Inc. *	2,400	61,632
Tenet Healthcare Corp. *	380	4,427
UnitedHealth Group, Inc.	4,600	231,150
523,628
Pharmaceuticals 8.5%
Bristol-Myers Squibb Co.	4,540	123,261
Eli Lilly & Co.	2,451	169,046
IVAX Corp. *	5,500	98,175
Johnson & Johnson Co.	3,407	176,142
Merck & Co., Inc.	3,117	188,734
Mylan Laboratories, Inc.	5,000	173,850
Pfizer, Inc.	18,761	640,688
Teva Pharmaceutical Industries, Ltd., ADR	3,300	187,869
Watson Pharmaceuticals, Inc. *	1,500	60,555
Wyeth	3,476	158,332
1,976,652
INDUSTRIALS 10.9%
Aerospace & Defense 1.4%
Honeywell International, Inc.	6,197	166,389
Lockheed Martin Corp.	1,288	61,270
Northrop Grumman Corp.	1,203	103,807
331,466
Commercial Services & Supplies 3.4%
Apollo Group, Inc., Class A *	4,400	271,744
Career Education Corp. *	3,600	246,312
Cendant Corp. *	9,800	179,536
Waste Management, Inc.	3,445	82,990
780,582
Electrical Equipment 0.7%
Emerson Electric Co.	3,071	156,928
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Industrial Conglomerates 3.4%
3M Co.	1,755	$ 226,360
General Electric Co.	13,457	385,947
Textron, Inc.	202	7,882
Tyco International, Ltd.	9,308	176,666
796,855
Machinery 1.4%
Deere & Co.	3,670	167,719
Dover Corp.	468	14,021
Illinois Tool Works, Inc.	2,275	149,809
331,549
Road & Rail 0.6%
CSX Corp.	4,534	136,428
INFORMATION TECHNOLOGY 12.7%
Communications Equipment 1.6%
Cisco Systems, Inc. *	18,471	308,281
Nokia Corp., ADR	3,365	55,287
363,568
Computers & Peripherals 2.8%
Apple Computer, Inc. *	1,863	35,621
Dell Computer Corp. *	5,500	175,780
Hewlett-Packard Co.	10,296	219,305
International Business Machines Corp.	2,027	167,227
Sun Microsystems, Inc. *	13,000	59,800
657,733
Electronic Equipment & Instruments 0.7%
Tech Data Corp. *	2,670	71,316
Thermo Electron Corp. *	4,767	100,202
171,518
IT Services 1.4%
First Data Corp.	8,014	332,100
Semiconductors & Semiconductor Equipment 2.1%
Intel Corp.	8,930	185,601
LSI Logic Corp. *	6,472	45,822
QLogic Corp. *	2,300	111,159
Texas Instruments, Inc.	7,698	135,485
478,067
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software 4.1%
Intuit, Inc. *	2,500	$ 111,325
Microsoft Corp.	20,312	520,190
Oracle Corp. *	16,700	200,734
Veritas Software Corp. *	3,700	106,079
938,328
MATERIALS 2.4%
Chemicals 1.1%
E.I. du Pont de Nemours & Co.	314	13,075
PPG Industries, Inc.	2,398	121,675
Praxair, Inc.	1,940	116,594
251,344
Metals & Mining 0.5%
Alcoa, Inc.	1,034	26,367
Nucor Corp.	2,158	105,418
131,785
Paper & Forest Products 0.8%
International Paper Co.	3,758	134,273
MeadWestvaco Corp.	2,071	51,154
185,427
TELECOMMUNICATION SERVICES 2.3%
Diversified Telecommunication Services 2.3%
ALLTEL Corp.	1,650	79,563
BellSouth Corp.	2,247	59,837
Centurytel, Inc.	3,023	105,351
SBC Communications, Inc.	4,667	119,242
Telefonos de Mexico SA de CV, ADR	1,935	60,798
Verizon Communications, Inc.	2,537	100,085
524,876
UTILITIES 2.3%
Electric Utilities 1.6%
Exelon Corp.	3,487	208,558
FPL Group, Inc.	2,393	159,972
368,530
Multi-Utilities & Unregulated Power 0.7%
Duke Energy Corp.	1,196	23,860
El Paso Corp.	438	3,539
Scana Corp.	3,915	134,206
161,605
Total Common Stocks		22,625,155
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 2.2%
MUTUAL FUND SHARES 2.2%
Evergreen Institutional U.S. Government Money Market Fund (o)	512,638	$ 512,638
Total Investments (cost $21,496,408) 99.7%		23,137,793
Other Assets and Liabilities 0.3%		59,155
Net Assets 100.0%		$ 23,196,948

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 21,496,408
Net unrealized gains on securities	1,641,385

Market value of securities	23,137,793
Receivable for securities sold	160,257
Dividends receivable	24,172

Total assets	23,322,222

Liabilities
Payable for securities purchased	110,784
Advisory fee payable	478
Due to other related parties	64
Accrued expenses and other liabilities	13,948

Total liabilities	125,274

Net assets	$ 23,196,948

Net assets represented by
Paid-in capital	$ 42,707,996
Undistributed net investment income	67,577
Accumulated net realized losses on securities	(21,220,010)
Net unrealized gains on securities	1,641,385

Total net assets	$ 23,196,948

Net assets consists of
Class 1	$ 23,195,224
Class 2	1,724

Total net assets	$ 23,196,948

Shares outstanding
Class 1	2,209,563
Class 2	164

Net asset value per share
Class 1	$ 10.50
Class 2	$ 10.51

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign witholding taxes of $255)	$ 198,997

Expenses
Advisory fee	95,132
Distribution Plan expenses	2
Administrative services fee	12,684
Transfer agent fees	410
Trustees' fees and expenses	410
Printing and postage expenses	5,437
Custodian fees	5,107
Professional fees	5,181
Interest expense	1,726
Other	1,249

Total expenses	127,338
Less: Expense reductions	(36)

Net expenses	127,302

Net investment income	71,695

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(2,988,312)
Net change in unrealized gains or losses on securities	4,525,822

Net realized and unrealized gains or losses on securities	1,537,510

Net increase in net assets resulting from operations	$ 1,609,205

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 71,695		$ 203,217
Net realized losses on securities		(2,988,312)		(5,997,358)
Net change in unrealized gains or losses on securities		4,525,822		(4,379,051)

Net increase (decrease) in net assets resulting from operations		1,609,205		(10,173,192)

Distributions to shareholders from
Net investment income
Class 1*		(196,838)		(237,020)
Class 2		(6)		0

Total distributions to shareholders		(196,844)		(237,020)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	28,444	272,724	52,997	560,352
Class 2	87	856	274	2,628

		273,580		562,980

Net asset value of shares issued in reinvestment of distributions
Class 1*	20,874	196,838	19,396	237,020
Class 2	1	6	0	0

		196,844		237,020

Payment for shares redeemed
Class 1*	(1,209,461)	(10,740,143)	(755,700)	(7,787,762)
Class 2	(198)	(1,891)	0	0

		(10,742,034)		(7,787,762)

Net asset value of shares issued in acquisition
Class 1*	0	0	227,521	2,437,676

Net decrease in net assets resulting from capital share transactions		(10,271,610)		(4,550,086)

Total decrease in net assets		(8,859,249)		(14,960,298)
Net assets
Beginning of period		32,056,197		47,016,495

End of period		$ 23,196,948		$ 32,056,197

Undistributed net investment income		$ 67,577		$ 192,726

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.75% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $3,429 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Equity Fund II in a tax-free exchange for Class 1 shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $364,014. The aggregate net assets of the Fund and Wachovia Equity Fund

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

II immediately prior to the acquisition were $38,922,391 and $2,437,676, respectively. The aggregate net assets of the Fund immediately after the acquisition were $41,360,067.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $17,992,313 and $28,639,060, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $21,496,408. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,553,251 and $911,866, respectively, with a net unrealized appreciation of $1,641,385.

As of December 31, 2002, the Fund had $16,774,783 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2007	2008	2009	2010

$ 4,431	$ 3,052,498	$ 8,892,934	$ 4,824,920

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002, the Fund incurred and elected to defer post-October losses of $726,469.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $36.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended June 30, 2003, the Fund had average borrowings outstanding of $190,466 at a rate of 1.84% and paid interest of $1,726.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566902   8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Global Leaders Fund

Evergreen VA Global Leaders Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
11	STATEMENT OF ASSETS AND LIABILITIES
12	STATEMENT OF OPERATIONS
13	STATEMENTS OF CHANGES IN NET ASSETS
14	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Global Leaders Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Patricia A. Bannan, CFA Large Cap Core Growth Team Lead Manager	Gilman C. Gunn International Equity Team Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	5.82%	5.71%

Average annual return

1 year	-10.57%	-10.80%

5 year	-2.76%	-2.81%

Since portfolio inception	1.17%	1.13%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Global Leaders Fund Class 1 shares,1 versus a similar investment in the Morgan Stanley Capital International World Free Index (MSCI World Free) and the Consumer Price Index (CPI).

The MSCI World Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
CLASS 1[1]	(unaudited)	2002	2001	2000	1999	1998[2]

Net asset value, beginning of period	$ 9.82	$ 12.41	$ 14.40	$ 15.85	$ 12.76	$ 10.79

Income from investment operations
Net investment income	0.06	0.06	0.06	0.07	0.06	0.10
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions
	0.51	(2.58)	(1.99)	(1.45)	3.09	1.94
Total from investment operations	0.57	(2.52)	(1.93)	(1.38)	3.15	2.04

Distributions to shareholders from
Net investment income	0 [3]	(0.07)	(0.06)	(0.07)	(0.06)	(0.07)

Net asset value, end of period	$ 10.39	$ 9.82	$ 12.41	$ 14.40	$ 15.85	$ 12.76

Total return[4]	5.82%	(20.26%)	(13.42%)	(8.70%)	24.72%	18.92%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 33,123	$ 32,581	$ 44,224	$ 43,382	$ 21,022	$ 9,583
Ratios to average net assets
Expenses[5]	1.00%[6]	1.00%	1.00%	1.01%	1.01%	1.04%
Net investment income	1.26%[6]	0.53%	0.45%	0.57%	0.58%	0.89%
Portfolio turnover rate	95%	112%	76%	21%	17%	12%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income per share is based on average shares outstanding during the period.
3 Amount represents less than $0.005 per share.
4 Total return does not reflect charges attributable to your insurance company's separate account.
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2003	December 31,
CLASS 2	(unaudited)[1]	2002[1,2]

Net asset value, beginning of period	$ 9.81	$ 10.68

Income from investment operations
Net investment income (loss)	0.06	0
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.50	(0.80)
Total from investment operations	0.56	(0.80)

Distributions to shareholders from
Net investment income	0	(0.07)

Net asset value, end of period	$ 10.37	$ 9.81

Total return[3]	5.71%	(7.48%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,316	$ 392
Ratios to average net assets
Expenses[4]	1.26%[5]	1.28%[5]
Net investment income (loss)	1.17%[5]	(0.08%)[5]
Portfolio turnover rate	95%	112%

1 Net investment income per share is based on average shares outstanding during the period.
2 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS 97.7%
CONSUMER DISCRETIONARY 13.2%
Automobiles 0.5%
Volvo AB, Class B	Sweden	7,700	$ 169,504
Hotels, Restaurants & Leisure 0.9%
Starbucks Corp. *	United States	12,898	316,259
Household Durables 0.7%
Matsushita Electric Industrial Co., Ltd.	Japan	24,000	238,088
Internet & Catalog Retail 1.6%
InterActiveCorp * (p)	United States	13,640	539,735
Media 5.2%
British Sky Broadcast *	United Kingdom	30,257	335,829
New York Times Co., Class A	United States	4,507	205,069
Publicis Groupe SA	France	10,317	277,335
Reed International Plc	United Kingdom	57,774	481,532
Viacom, Inc., Class B *	United States	5,681	248,032
Walt Disney Co.	United States	13,154	259,791
1,807,588
Multi-line Retail 0.9%
Kohl's Corp. *	United States	6,119	314,394
Specialty Retail 2.6%
Abercrombie & Fitch Co., Class A *	United States	7,109	201,967
Kingfisher Plc	United Kingdom	31,669	145,128
Lowe's Companies, Inc.	United States	5,085	218,401
Staples, Inc. *	United States	17,526	321,602
887,098
Textiles, Apparel & Luxury Goods 0.8%
Nike, Inc., Class B	United States	5,390	288,311
CONSUMER STAPLES 6.6%
Beverages 1.8%
Coca-Cola Co.	United States	5,709	264,955
Diageo Plc	United Kingdom	34,587	369,883
634,838
Food & Staples Retailing 1.7%
Wal-Mart Stores, Inc.	United States	11,087	595,039
Household Products 2.6%
Procter & Gamble Co.	United States	4,556	406,304
Reckitt Benckiser Plc	United Kingdom	25,814	474,468
880,772
Personal Products 0.5%
Boots Group Plc	United Kingdom	16,751	179,555
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
ENERGY 10.1%
Energy Equipment & Services 1.7%
IHC Caland NV	Netherlands	3,799	$ 194,281
Weatherford International, Ltd. *	United States	9,692	406,095
600,376
Oil & Gas 8.4%
Apache Corp.	United States	9,194	598,162
BP Plc, ADR	United Kingdom	5,300	222,706
Devon Energy Corp.	United States	11,500	614,100
Encana Corp.	Canada	8,323	317,388
Petro-Canada	Canada	13,235	526,764
Reliance Industries, Ltd., GDR 144A	India	11,601	168,795
Royal Dutch Petroleum Co.	Netherlands	4,810	224,242
TotalFinaElf SA, ADR	France	2,694	204,205
2,876,362
FINANCIALS 18.7%
Capital Markets 3.2%
BNP Paribas SA	France	8,053	409,886
Charles Schwab Corp.	United States	33,152	334,504
J.P. Morgan Chase & Co.	United States	10,300	352,054
1,096,444
Commercial Banks 6.7%
Bank of America Corp.	United States	7,244	572,493
HSBC Holdings Plc	United Kingdom	53,600	637,510
National Australia Bank, Ltd.	Australia	7,917	178,082
Royal Bank of Scotland Group Plc	United Kingdom	20,147	566,117
UBS AG	Switzerland	6,019	335,552
2,289,754
Diversified Financial Services 4.8%
Citigroup, Inc.	United States	18,643	797,920
HBOS Plc	United Kingdom	30,386	394,016
Lloyds TSB Group Plc	United Kingdom	18,200	129,431
Westpac Banking Corp., Ltd.	Australia	31,866	347,692
1,669,059
Insurance 2.4%
American International Group, Inc.	United States	8,206	452,807
Travelers Property Casualty Corp., Class B	United States	23,520	370,910
823,717
Thrifts & Mortgage Finance 1.6%
Countrywide Financial Corp.	United States	2,031	141,296
Fannie Mae	United States	6,147	414,554
555,850
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE 12.5%
Biotechnology 1.4%
Amgen, Inc. *	United States	7,109	$ 472,322
Health Care Equipment & Supplies 3.0%
Boston Scientific Corp. *	United States	3,922	239,634
Medtronic, Inc.	United States	8,864	425,206
Smith & Nephew Plc	United Kingdom	62,600	360,340
1,025,180
Health Care Providers & Services 0.6%
AmerisourceBergen Corp.	United States	3,191	221,296
Pharmaceuticals 7.5%
GlaxoSmithKline Plc, ADR	United Kingdom	8,708	176,032
Johnson & Johnson Co.	United States	7,492	387,336
Merck & Co., Inc.	United States	3,458	209,382
Novartis AG	Switzerland	9,453	374,875
Pfizer, Inc.	United States	20,341	694,645
Sanofi-Synthelabo SA	France	7,211	423,017
Wyeth	United States	6,813	310,332
2,575,619
INDUSTRIALS 9.5%
Aerospace & Defense 0.6%
United Technologies Corp.	United States	2,992	211,923
Building Products 0.8%
American Standard Companies, Inc. *	United States	3,678	271,915
Commercial Services & Supplies 2.2%
Career Education Corp. *	United States	4,473	306,043
Cendant Corp. *	United States	13,145	240,816
ChoicePoint, Inc. * (p)	United States	5,656	195,245
742,104
Industrial Conglomerates 3.3%
3M Co.	United States	3,320	428,214
General Electric Co.	United States	24,590	705,241
1,133,455
Machinery 0.9%
Danaher Corp. (p)	United States	4,638	315,616
Trading Companies & Distributors 1.7%
Veba AG	Germany	6,243	321,494
W.W. Grainger, Inc.	United States	5,763	269,478
590,972
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY 15.9%
Communications Equipment 2.3%
Cisco Systems, Inc. *	United States	26,593	$ 443,837
Nokia Corp., ADR	Finland	5,900	96,937
Nokia Oyj	Finland	15,085	248,821
789,595
Computers & Peripherals 1.0%
International Business Machines Corp.	United States	4,061	335,033
Electronic Equipment & Instruments 1.9%
Flextronics International, Ltd. *	United States	21,324	221,556
Sharp Corp.	Japan	33,000	424,288
645,844
IT Services 2.0%
Affiliated Computer Services, Inc., Class A * (p)	United States	4,446	203,316
First Data Corp.	United States	11,883	492,431
695,747
Office Electronics 1.5%
Canon, Inc.	Japan	11,000	505,695
Semiconductors & Semiconductor Equipment 2.9%
Advantest Corp.	Japan	6,600	292,954
Intel Corp.	United States	15,407	320,219
Intersil Holding Corp., Class A * (p)	United States	6,961	185,232
Texas Instruments, Inc.	United States	11,835	208,296
1,006,701
Software 4.3%
Intuit, Inc. *	United States	6,427	286,194
Microsoft Corp.	United States	26,840	687,372
Oracle Corp. *	United States	33,399	401,456
Veritas Software Corp. *	United States	3,677	105,420
1,480,442
MATERIALS 3.9%
Chemicals 0.9%
PPG Industries, Inc.	United States	6,339	321,641
Metals & Mining 3.0%
Alcoa, Inc.	United States	10,319	263,134
BHP Billiton, Ltd.	United Kingdom	61,970	326,753
JFE Holdings, Inc.	Japan	17,400	261,316
JSC MMC Norilsk Nickel, ADR *	Russia	5,300	184,440
1,035,643
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 7.3%
Diversified Telecommunication Services 5.5%
Deutsche Telekom	Germany	26,265	$ 401,508
Nippon Telegraph & Telephone Corp.	Japan	68	267,223
Telecom Italia SpA	Italy	72,796	399,409
Telefonos de Mexico SA de CV, ADR (p)	Mexico	4,587	144,124
Verizon Communications, Inc.	United States	17,069	673,372
1,885,636
Wireless Telecommunications Services 1.8%
NTT Mobile Communication Network, Inc.	Japan	186	403,488
Vodafone Airtouch Plc	United Kingdom	117,014	229,194
632,682
Total Common Stocks			33,657,804
SHORT-TERM INVESTMENTS 6.2%
MUTUAL FUND SHARES 6.2%
Evergreen Institutional U.S. Government Money Market Fund (o)	United States	485,250	485,250
Navigator Prime Portfolio (pp)	United States	1,628,439	1,628,439
Total Short-Term Investments			2,113,689
Total Investments (cost $33,541,546) 103.9%			35,771,493
Other Assets and Liabilities (3.9%)			(1,332,144)
Net Assets 100.0%			$ 34,439,349

*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

At June 30, 2003, the Fund held investments in the following countries:
		Percentage
		of Total
	Market Value	Investments

United States	$ 22,401,598	62.6%
United Kingdom	5,028,493	14.0%
Japan	2,393,051	6.7%
France	1,314,443	3.7%
Canada	844,152	2.3%
Germany	723,002	2.0%
Switzerland	710,427	2.0%
Australia	525,774	1.5%
Netherlands	$ 418,523	1.2%
Italy	399,409	1.1%
Finland	345,758	1.0%
Russia	184,440	0.5%
Sweden	169,504	0.5%
India	168,795	0.5%
Mexico	144,124	0.4%
	$ 35,771,493	100.0%
See Notes to Financial Statements

10

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 33,541,546
Net unrealized gains on securities	2,229,947

Market value of securities	35,771,493
Foreign currency, at value (cost $99,462)	97,862
Receivable for securities sold	347,126
Receivable for securities lending income	88
Dividends receivable	71,848

Total assets	36,288,417

Liabilities
Payable for securities purchased	205,640
Payable for securities on loan	1,628,439
Advisory fee payable	669
Due to other related parties	95
Accrued expenses and other liabilities	14,225

Total liabilities	1,849,068

Net assets	$ 34,439,349

Net assets represented by
Paid-in capital	$ 46,503,022
Undistributed net investment income	199,991
Accumulated net realized losses on securities, futures contracts and foreign currency related transactions	(14,494,269)
Net unrealized gains on securities and foreign currency related transactions	2,230,605

Total net assets	$ 34,439,349

Net assets consists of
Class 1	$ 33,123,135
Class 2	1,316,214

Total net assets	$ 34,439,349

Shares outstanding
Class 1	3,187,012
Class 2	126,873

Net asset value per share
Class 1	$ 10.39
Class 2	$ 10.37

See Notes to Financial Statements

11

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $28,349)	$ 359,998

Expenses
Advisory fee	138,105
Distribution Plan expenses	951
Administrative services fee	15,874
Transfer agent fees	337
Trustees' fees and expenses	225
Printing and postage expenses	12,328
Custodian fees	10,661
Professional fees	8,337
Other	275

Total expenses	187,093
Less: Expense reductions	(49)
Fee waivers	(27,352)

Net expenses	159,692

Net investment income	200,306

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized losses on:
Securities	(1,711,073)
Foreign currency related transactions	(15,474)

Net realized losses on securities and foreign currency related transactions	(1,726,547)
Net change in unrealized gains or losses on securities and foreign currency related transactions	3,343,595

Net realized and unrealized gains or losses on securities and foreign currency related transactions	1,617,048

Net increase in net assets resulting from operations	$ 1,817,354

See Notes to Financial Statements

12

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31, 2002

Operations
Net investment income		$ 200,306		$ 211,725
Net realized losses on securities, futures contracts and foreign currency related transactions		(1,726,547)		(8,526,578)
Net change in unrealized gains or losses on securities and foreign currency related transactions
		3,343,595		(943,642)

Net increase (decrease) in net assets resulting from operations		1,817,354		(9,258,495)

Distributions to shareholders from
Net investment income
Class 1*		(5,806)		(246,189)
Class 2		0		(2,504)

Total distributions to shareholders		(5,806)		(248,693)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	1,059,967	10,358,031	1,810,091	20,257,728
Class 2	88,612	867,414	44,109	441,117

		11,225,445		20,698,845

Net asset value of shares issued in reinvestment of distributions
Class 1*	616	5,806	25,328	246,189
Class 2	0	0	258	2,504

		5,806		248,693

Payment for shares redeemed
Class 1*	(1,192,457)	(11,559,591)	(2,080,792)	(22,647,731)
Class 2	(1,728)	(16,618)	(4,378)	(43,364)

		(11,576,209)		(22,691,095)

Net decrease in net assets resulting from capital share transactions		(344,958)		(1,743,557)

Total increase (decrease) in net assets		1,466,590		(11,250,745)

Net assets
Beginning of period		32,972,759		44,223,504

End of period		$ 34,439,349		$ 32,972,759

Undistributed net investment income		$ 199,991		$ 5,491

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

13

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Global Leaders Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.87% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $27,352.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $27,352 which represents 0.17% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $15,046 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% for Class 2 shares.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities), were $29,306,424 and $29,059,641, respectively, for the six months ended June 30, 2003.

During the six months ended June 30, 2003, the Fund loaned securities to certain brokers. At June 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $1,605,530 and $1,628,439, respectively. During the six months ended June 30, 2003, the Fund earned $1,236 in income from securities lending.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $33,541,546. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,712,004 and $482,057, respectively, with a net unrealized appreciation of $2,229,947.

As of December 31, 2002, the Fund had $10,788,033 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010

$47,378	$35,455	$1,132,979	$982,338	$8,589,883

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002, the Fund incurred and elected to defer post-October losses of $1,075,330.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $49.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566891    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Growth and Income Fund

Evergreen VA Growth and Income Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Growth and Income Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Walter T. McCormick, CFA
Value Equity Team
Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/1/1996

	Class 1	Class 2
Class inception date	3/1/1996	7/31/2002

6-month return	11.19%	11.02%

Average annual return

1 year	-0.27%	-0.47%

5 year	-1.00%	-1.04%

Since portfolio inception	6.98%	6.95%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Growth and Income Fund Class 1 shares,1 versus a similar investment in the Russell 1000 Value Index (Russell 1000 Value) and the Consumer Price Index (CPI).

The Russell 1000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)

		Year Ended December 31,
CLASS 1[1]		2002	2001	2000	1999[2]	1998[2]

Net asset value, beginning of period	$11.86	$14.19	$16.46	$17.44	$15.58	$15.29

Income from investment operations
Net investment income	0.08	0.14	0.06	0.02	0.07	0.16
Net realized and unrealized gains or losses on securities and foreign currency related transactions	1.24	(2.33)	(2.07)	(0.07)	2.74	0.56
Total from investment operations	1.32	(2.19)	(2.01)	(0.05)	2.81	0.72

Distributions to shareholders from
Net investment income	(0.01)	(0.14)	(0.06)	(0.02)	(0.06)	(0.13)
Net realized gains	0	0 [3]	(0.20)	(0.91)	(0.89)	(0.30)
Total distributions to shareholders	(0.01)	(0.14)	(0.26)	(0.93)	(0.95)	(0.43)

Net asset value, end of period	$13.17	$11.86	$14.19	$16.46	$17.44	$15.58

Total return[4]	11.19%	(15.41%)	(12.16%)	(0.30%)	18.57%	4.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$43,904	$48,262	$66,619	$85,645	$84,067	$60,576
Ratios to average net assets
Expenses[5]	1.00%[6]	0.93%	0.95%	1.01%	1.01%	1.01%
Net investment income	1.31%[6]	1.10%	0.41%	0.10%	0.44%	1.02%
Portfolio turnover rate	38%	76%	30%	53%	66%	13%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income per share is based on average shares outstanding during the period.
3 Amount represents less than $0.005 per share.
4 Total return does not reflect charges attributable to your insurance company's separate account.
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 2	Six Months Ended June 30, 2003 (unaudited)[1]
		Year Ended December 31, 2002[1,2]

Net asset value, beginning of period	$11.86	$12.29

Income from investment operations
Net investment income	0.06	0.08
Net realized and unrealized gains or losses on securities	1.24	(0.37)
Total from investment operations	1.30	(0.29)

Distributions to shareholders from
Net investment income	(0.01)	(0.14)

Net asset value, end of period	$13.15	$11.86

Total return[3]	11.02%	(2.39%)

Ratios and supplemental data
Net assets, end of period (thousands)	$134	$67
Ratios to average net assets
Expenses[4]	1.26%[5]	1.21%5
Net investment income	1.02%[5]	1.65%5
Portfolio turnover rate	38%	76%

1 Net investment income per share is based on average shares outstanding during the period.
2 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
3 Total return does not reflect charges attributable to you insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 95.6%
CONSUMER DISCRETIONARY 9.9%
Household Durables 0.0%
Furniture Brands International, Inc. *	800	$ 20,880
Internet & Catalog Retail 0.2%
InterActiveCorp * (p)	2,400	94,968
Media 5.4%
AOL Time Warner, Inc. *	6,100	98,149
Cablevision Systems Corp., Class A *	1,400	29,064
Charter Communications, Inc., Class A * (p)	8,500	33,745
Clear Channel Communications, Inc. *	7,029	297,960
Comcast Corp., Class A	16,546	499,358
Fox Entertainment Group, Inc., Class A *	4,600	132,388
McGraw-Hill Companies, Inc.	980	60,760
New York Times Co., Class A	8,000	364,000
Tribune Co.	5,200	251,160
Viacom, Inc., Class A	8,800	384,560
Viacom, Inc., Class B	2,800	122,248
Walt Disney Co.	4,600	90,850
2,364,242
Multi-line Retail 1.0%
Kohl's Corp. *	1,700	87,346
Target Corp.	9,100	344,344
431,690
Specialty Retail 2.6%
Borders Group, Inc. *	4,900	86,289
Chico's FAS, Inc. *	5,700	119,985
Circuit City Stores, Inc.	9,800	86,240
Home Depot, Inc.	11,200	370,944
Lowe's Companies, Inc.	1,300	55,835
Michaels Stores, Inc.	5,300	201,718
Staples, Inc. *	9,600	176,160
Williams-Sonoma, Inc. *	2,000	58,400
1,155,571
Textiles, Apparel & Luxury Goods 0.7%
Jones Apparel Group, Inc. *	1,700	49,742
Nike, Inc., Class B	4,600	246,054
295,796
CONSUMER STAPLES 4.7%
Beverages 1.1%
Anheuser-Busch Companies, Inc.	1,700	86,785
Coca-Cola Co.	2,100	97,461
PepsiCo, Inc.	7,300	324,850
509,096
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.8%
BJ's Wholesale Club, Inc.	8,563	$ 128,959
Wal-Mart Stores, Inc.	4,100	220,047
349,006
Food Products 1.6%
ConAgra, Inc.	5,700	134,520
Kraft Foods, Inc., Class A	12,417	404,173
McCormick & Co., Inc.	3,500	95,200
Sara Lee Corp.	3,500	65,835
699,728
Household Products 0.2%
Kimberly-Clark Corp.	1,400	72,996
Tobacco 1.0%
Altria Group, Inc.	5,900	268,096
Loews Corp-Carolina Group	6,400	172,800
440,896
ENERGY 8.5%
Energy Equipment & Services 1.4%
Schlumberger, Ltd.	7,407	352,351
Weatherford International, Ltd. *	5,700	238,830
591,181
Oil & Gas 7.1%
Apache Corp.	5,300	344,818
BP Plc, ADR	15,464	649,797
ChevronTexaco Corp.	3,800	274,360
ConocoPhillips	11,409	625,213
Devon Energy Corp.	8,900	475,260
Exxon Mobil Corp.	15,400	553,014
Royal Dutch Petroleum Co.	3,200	149,184
XTO Energy, Inc.	3,600	72,396
3,144,042
FINANCIALS 21.9%
Capital Markets 5.7%
American Capital Strategies, Ltd. (p)	8,300	207,002
Bank of New York Co., Inc.	4,700	135,125
Charles Schwab Corp.	9,200	92,828
Goldman Sachs Group, Inc.	900	75,375
J.P. Morgan Chase & Co.	10,300	352,054
Legg Mason, Inc.	6,600	428,670
Mellon Financial Corp.	6,000	166,500
Merrill Lynch & Co., Inc.	6,400	298,752
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Capital Markets continued
Morgan Stanley	5,900	$ 252,225
State Street Corp.	3,600	141,840
T. Rowe Price Group, Inc.	10,000	377,500
2,527,871
Commercial Banks 7.0%
Bank of America Corp.	10,300	814,009
Charter One Financial, Inc.	4,900	152,782
FleetBoston Financial Corp.	17,200	511,012
HSBC Holdings Plc, ADR (p)	7,383	436,409
SouthTrust Corp.	8,400	228,480
U.S. Bancorp	12,995	318,378
Wells Fargo & Co.	11,822	595,829
3,056,899
Consumer Finance 0.5%
American Express Co.	5,300	221,593
Diversified Financial Services 3.0%
Citigroup, Inc.	30,514	1,305,999
Insurance 3.4%
Ace, Ltd.	2,900	99,441
Allstate Corp.	2,700	96,255
AMBAC Financial Group, Inc.	1,250	82,812
American International Group, Inc.	8,014	442,213
Chubb Corp.	2,800	168,000
Everest Reinsurance Group, Ltd.	2,300	175,950
Hartford Financial Services Group, Inc.	2,700	135,972
Marsh & McLennan Co.	1,800	91,926
Travelers Property Casualty Corp., Class B	8,700	137,199
XL Capital, Ltd., Class A	1,000	83,000
1,512,768
Real Estate 0.2%
General Growth Properties, Inc. REIT	1,500	93,660
Thrifts & Mortgage Finance 2.1%
Bank United Corp. *	13,500	1,080
Fannie Mae	5,100	343,944
Freddie Mac	5,100	258,927
PMI Group, Inc.	3,400	91,256
Washington Mutual, Inc.	5,550	229,215
924,422
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 10.9%
Biotechnology 1.3%
Amgen, Inc. *	3,100	$ 205,964
Genentech, Inc. *	400	28,848
Gilead Sciences, Inc. *	5,400	300,132
ImClone Systems, Inc. * (p)	1,300	41,106
576,050
Health Care Equipment & Supplies 0.2%
Medtronic, Inc.	1,600	76,752
Health Care Providers & Services 0.4%
Laboratory Corp. *	2,100	63,315
Wellpoint Health Networks, Inc., Class A *	1,300	109,590
172,905
Pharmaceuticals 9.0%
Abbott Laboratories, Inc.	11,300	494,488
Bristol-Myers Squibb Co.	12,000	325,800
Eli Lilly & Co.	3,400	234,498
Johnson & Johnson Co.	10,340	534,578
Merck & Co., Inc.	6,000	363,300
Mylan Laboratories, Inc.	2,500	86,925
Pfizer, Inc.	35,363	1,207,646
Watson Pharmaceuticals, Inc. *	5,300	213,961
Wyeth	11,000	501,050
3,962,246
INDUSTRIALS 12.6%
Aerospace & Defense 2.3%
Boeing Co.	1,800	61,776
Honeywell International, Inc.	17,700	475,245
Northrop Grumman Corp.	4,200	362,418
United Technologies Corp.	1,700	120,411
1,019,850
Airlines 0.2%
Northwest Airlines Corp., Class A * (p)	7,200	81,288
Commercial Services & Supplies 0.9%
Equifax, Inc.	9,100	236,600
H&R Block, Inc.	1,300	56,225
Viad Corp.	4,300	96,277
389,102
Industrial Conglomerates 3.3%
3M Co.	2,900	374,042
General Electric Co.	21,024	602,968
Tyco International, Ltd.	25,500	483,990
1,461,000
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 4.5%
AGCO Corp. *	5,200	$ 88,816
Caterpillar, Inc.	2,200	122,452
Deere & Co.	4,900	223,930
Donaldson Co., Inc.	15,800	702,310
Illinois Tool Works, Inc.	800	52,680
Ingersoll-Rand Co., Ltd., Class A	1,400	66,248
Navistar International Corp. *	3,200	104,416
Oshkosh Truck Corp.	1,400	83,048
SPX Corp. *	11,200	493,472
Timken Co.	2,900	50,779
1,988,151
Road & Rail 1.0%
Arkansas Best Corp.	4,600	109,434
Union Pacific Corp.	5,800	336,516
445,950
Trading Companies & Distributors 0.4%
Fastenal Co. (p)	1,300	44,122
W.W. Grainger, Inc.	2,700	126,252
170,374
INFORMATION TECHNOLOGY 15.3%
Communications Equipment 3.1%
Cisco Systems, Inc. *	28,548	476,466
Corning, Inc. *	19,700	145,583
Lucent Technologies, Inc.	123,900	251,517
Nokia Corp., ADR	21,900	359,817
Nortel Networks Corp. * (p)	55,100	148,770
1,382,153
Computers & Peripherals 1.5%
Hewlett-Packard Co.	9,300	198,090
International Business Machines Corp.	5,400	445,500
643,590
Electronic Equipment & Instruments 0.4%
Jabil Circuit, Inc. *	7,800	172,380
IT Services 0.5%
Automatic Data Processing, Inc.	2,000	67,720
Certegy, Inc. *	5,400	149,850
217,570
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 4.4%
Altera Corp. *	29,700	$ 487,080
Intel Corp.	12,400	257,722
KLA-Tencor Corp. *	11,800	548,582
Texas Instruments, Inc.	37,950	667,920
1,961,304
Software 5.4%
Autodesk, Inc.	7,844	126,759
Intuit, Inc. *	3,800	169,214
Microsoft Corp.	38,500	985,985
Oracle Corp. *	70,700	849,814
Veritas Software Corp. *	7,900	226,493
2,358,265
MATERIALS 4.5%
Chemicals 2.0%
Lyondell Chemical Co.	38,900	526,317
PPG Industries, Inc.	1,600	81,184
Praxair, Inc.	4,800	288,480
895,981
Containers & Packaging 1.0%
Ball Corp.	1,900	86,469
Pactiv Corp. *	19,100	376,461
462,930
Metals & Mining 1.5%
Alcoa, Inc.	3,000	76,500
Arch Coal, Inc.	5,000	114,900
Freeport-McMoRan Copper & Gold, Inc., Class B	4,000	98,000
Massey Energy Corp.	5,200	68,380
Nucor Corp.	1,100	53,735
Phelps Dodge Corp. *	6,200	237,708
649,223
TELECOMMUNICATION SERVICES 3.9%
Diversified Telecommunication Services 3.9%
ALLTEL Corp.	6,100	296,284
BellSouth Corp.	10,800	287,604
Centurytel, Inc.	3,900	135,915
SBC Communications, Inc.	11,200	286,160
Verizon Communications, Inc.	17,600	694,320
1,700,283
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
UTILITIES 3.4%
Electric Utilities 3.2%
Allegheny Energy, Inc. (p)	20,770	$ 175,507
Centerpoint Energy, Inc.	17,900	145,885
Cinergy Corp.	1,900	69,901
Dominion Resources, Inc.	5,700	366,339
Exelon Corp.	3,300	197,373
Public Service Enterprise Group, Inc.	2,700	114,075
TXU Corp.	15,200	341,240
1,410,320
Multi-Utilities & Unregulated Power 0.2%
Oneok, Inc. (p)	4,900	96,187
Total Common Stocks		42,107,158
CONVERTIBLE PREFERRED STOCKS 2.8%
CONSUMER DISCRETIONARY 0.2%
Automobiles 0.2%
General Motors Corp., 6.25%, 07/15/2033	4,000	99,600
FINANCIALS 1.1%
Consumer Finance 0.6%
Capital One Financial Corp., 6.25%, 05/17/2005	6,700	273,896
Insurance 0.5%
Chubb Corp., 7.00%, 11/16/2005	4,000	104,200
Travelers Property Casualty Corp., 4.50%, 04/15/2032	3,800	91,200
195,400
HEALTH CARE 0.6%
Health Care Providers & Services 0.6%
Anthem, Inc., 6.00%, 11/15/2004	2,900	271,382
INDUSTRIALS 0.1%
Commercial Services & Supplies 0.1%
Allied Waste Industries, Inc., 6.25%, 04/01/2006	700	41,090
UTILITIES 0.8%
Electric Utilities 0.6%
FPL Group, Inc., 8.00%, 02/16/2006	2,800	161,560
Public Service Enterprise Group, Inc., 10.25%, 11/16/2005	1,800	108,900
270,460
Multi-Utilities & Unregulated Power 0.2%
Oneok, Inc., 8.50%, 02/16/2006	3,900	109,901
Total Convertible Preferred Stocks		1,261,729
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Principal Amount	Value

CONVERTIBLE DEBENTURES 0.3%
HEALTH CARE 0.3%
Biotechnology 0.2%
Gilead Sciences, Inc., 2.00%, 12/15/2007 144A	$ 55,000	$ 73,288
Pharmaceuticals 0.1%
Watson Pharmaceuticals, Inc., 1.75%, 03/15/2023 144A	39,000	47,336
Total Convertible Debentures		120,624

	Shares	Value

SHORT-TERM INVESTMENTS 4.6%
MUTUAL FUND SHARES 4.6%
Evergreen Institutional U.S. Government Money Market Fund (o)	800,072	800,072
Navigator Prime Portfolio (pp)	1,219,185	1,219,185
Total Short-Term Investments		2,019,257
Total Investments (cost $41,873,615) 103.3%		45,508,768
Other Assets and Liabilities (3.3%)		(1,471,238)
Net Assets 100.0%		$ 44,037,530

144A	Security that may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 41,873,615
Net unrealized gains on securities	3,635,153

Market value of securities	45,508,768
Receivable for securities sold	441,592
Receivable for securities lending income	215
Dividends receivable	47,542

Total assets	45,998,117

Liabilities
Payable for securities purchased	727,567
Payable for securities on loan	1,219,185
Advisory fee payable	907
Due to other related parties	121
Accrued expenses and other liabilities	12,807

Total liabilities	1,960,587

Net assets	$ 44,037,530

Net assets represented by
Paid-in capital	$ 52,052,019
Undistributed net investment income	280,746
Accumulated net realized losses on securities and foreign currency related transactions	(11,930,388)
Net unrealized gains on securities	3,635,153

Total net assets	$ 44,037,530

Net assets consists of
Class 1	$ 43,903,952
Class 2	133,578

Total net assets	$ 44,037,530

Shares outstanding
Class 1	3,334,161
Class 2	10,160

Net asset value per share
Class 1	$ 13.17
Class 2	$ 13.15

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign witholding taxes of $2,617)	$ 502,386

Expenses
Advisory fee	162,957
Distribution Plan expenses	109
Administrative services fee	21,728
Transfer agent fees	281
Trustees' fees and expenses	599
Printing and postage expenses	14,699
Custodian fees	4,835
Professional fees	9,125
Interest expense	1,119
Other	1,637

Total expenses	217,089
Less: Expense reductions	(54)

Net expenses	217,035

Net investment income	285,351

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(1,163,047)
Net change in unrealized gains or losses on securities	4,861,211

Net realized and unrealized gains or losses on securities	3,698,164

Net increase in net assets resulting from operations	$ 3,983,515

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 285,351		$ 634,146
Net realized losses on securities		(1,163,047)		(8,579,459)
Net change in unrealized gains or losses on securities		4,861,211		(1,816,094)

Net increase (decrease) in net assets resulting from operations		3,983,515		(9,761,407)

Distributions to shareholders from
Net investment income
Class 1*		(51,574)		(580,808)
Class 2		(103)		(573)
Net realized gains
Class 1*		0		(3,216)

Total distributions to shareholders		(51,677)		(584,597)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	67,760	823,826	140,074	1,852,977
Class 2	4,695	58,813	5,939	71,301

		882,639		1,924,278

Net asset value of shares issued in reinvestment of distributions
Class 1*	4,389	51,574	48,883	584,024
Class 2	9	103	48	573

		51,677		584,597

Payment for shares redeemed
Class 1*	(806,426)	(9,155,249)	(814,585)	(10,448,916)
Class 2	(189)	(2,264)	(342)	(3,937)

		(9,157,513)		(10,452,853)

Net decrease in net assets resulting from capital share transactions		(8,223,197)		(7,943,978)

Total decrease in net assets		(4,291,359)		(18,289,982)
Net assets
Beginning of period		48,328,889		66,618,871

End of period		$ 44,037,530		$ 48,328,889

Undistributed net investment income		$ 280,746		$ 47,072

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Growth and Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.75% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $30,073 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $16,485,357 and $23,820,279, respectively, for the six months ended June 30, 2003.

The Fund loaned securities during the six months ended June 30, 2003 to certain brokers. At June 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $1,190,271 and $1,219,185, respectively. During the six months ended June 30, 2003, the Fund earned $1,884 in income from securities lending.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $41,873,615. The gross unrealized appreciation and depreciation on securities based on tax cost was $5,850,443 and $2,215,290, respectively, with a net unrealized appreciation of $3,635,153.

As of December 31, 2002, the Fund had $10,597,509 in capital loss carryovers for federal income tax purposes expiring in 2010.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $54.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended June 30, 2003, the Fund had average borrowings outstanding on an annualized basis of $60,726 at a rate of 1.84% and paid interest of $1,119.

20

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566887   8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Growth Fund

Evergreen VA Growth Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Growth Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Theodore W. Price, CFA
Small Cap Growth Team
Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/3/1998

	Class 1	Class 2
Class inception date	3/3/1998	7/31/2002

6-month return	17.20%	16.99%

Average annual return

1 year	0.20%	-0.10%

5 year	1.61%	1.56%

Since portfolio inception	0.12%	0.06%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Growth Fund Class 1 shares,1 versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
CLASS 1[1]	(unaudited)	2002[2]	2001	2000[3]	19993	1998[3,4]

Net asset value, beginning of period	$ 8.72	$ 11.93	$ 15.71	$ 13.87	$ 11.46	$ 12.50

Income from investment operations
Net investment income (loss)	(0.03)	(0.07)	(0.06)	(0.04)	(0.07)	0.02
Net realized and unrealized gains or losses on securities	1.53	(3.14)	(1.42)	1.88	2.50	(1.06)
Total from investment operations	1.50	(3.21)	(1.48)	1.84	2.43	(1.04)

Distributions to shareholders from
Net investment income	0	0	0	0	(0.02)	0
Net realized gains	0	0	(2.30)	0	0	0
Total distributions to shareholders	0	0	(2.30)	0	(0.02)	0

Net asset value, end of period	$ 10.22	$ 8.72	$ 11.93	$ 15.71	$ 13.87	$ 11.46

Total return[5]	17.20%	(26.91%)	(6.68%)	13.27%	21.21%	(8.32%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 15,975	$ 14,095	$ 17,505	$ 20,266	$ 15,888	$ 11,064
Ratios to average net assets
Expenses[6]	1.00%[7]	0.97%	0.90%	0.77%	1.33%	0.97%[7]
Net investment income (loss)	(0.71%)[7]	(0.69%)	(0.48%)	0.24%	(0.67%)	0.44%[7]
Portfolio turnover rate	61%	94%	99%	144%	143%	62%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment loss per share is based on average shares outstanding during the period.
3 Effective February 1, 2000, shareholders of Mentor VIP Growth Portfolio became owners of that number of full and fractional shares of Evergreen VA Growth Fund. As Mentor VIP Growth Portfolio contributed the majority of assets and shareholders to Evergreen VA Growth Fund, its accounting and performance history has been carried forward.
4 For the period from March 3, 1998 (commencement of class operations), to December 31, 1998.
5 Total return does not reflect charges attributable to your insurance company's separate account.
6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
7 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)

CLASS 2		Year Ended December 31, 2002[1,2]

Net asset value, beginning of period	$8.71	$ 8.79

Income from investment operations
Net investment loss	(0.03)	(0.03)
Net realized and unrealized gains or losses on securities	1.51	(0.05)
Total from investment operations	1.48	(0.08)

Net asset value, end of period	$ 10.19	$ 8.71

Total return[3]	16.99%	(0.91%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 980	$ 264
Ratios to average net assets
Expenses[4]	1.27%[5]	1.20%[5]
Net investment loss	(0.99%)[5]	(0.87%)[5]
Portfolio turnover rate	61%	94%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment loss per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 96.8%
CONSUMER DISCRETIONARY 17.6%
Automobiles 0.4%
Monaco Coach Corp. *	4,250	$ 65,153
Distributors 0.7%
Hughes Supply, Inc.	3,400	117,980
Hotels, Restaurants & Leisure 3.6%
Applebee's International, Inc.	3,075	96,647
Extended Stay America, Inc. *	4,900	66,101
Panera Bread Co., Class A *	2,100	84,000
Penn National Gaming, Inc. *	2,650	54,458
Rare Hospitality International, Inc. *	2,700	88,236
Ruby Tuesday, Inc.	3,950	97,684
Shuffle Master, Inc. *	4,350	127,846
614,972
Household Durables 2.8%
Ethan Allen Interiors, Inc.	2,400	84,384
Furniture Brands International, Inc. *	3,950	103,095
Hovnanian Enterprises, Inc., Class A *	1,300	76,635
Mohawk Industries, Inc. *	1,904	105,729
Ryland Group, Inc.	1,400	97,160
467,003
Leisure Equipment & Products 0.4%
SCP Pool Corp. *	2,200	75,680
Media 2.1%
LIN TV Corp., Class A *	3,000	70,650
Radio One, Inc., Class D *	8,250	146,603
Spanish Broadcasting System, Inc., Class A *	16,100	131,215
348,468
Multi-line Retail 0.4%
Dollar Tree Stores, Inc. *	2,325	73,772
Specialty Retail 7.2%
Ann Taylor Stores Corp. *	2,500	72,375
Barnes & Noble, Inc. *	3,300	76,065
Cost Plus, Inc. *	3,000	106,980
Guitar Center, Inc. *	4,700	136,300
Hibbett Sporting Goods, Inc. *	3,150	103,761
Hot Topic, Inc. *	4,500	121,095
Leapfrog Enterprises, Inc. *	2,400	76,344
Linens 'n Things, Inc. *	3,350	79,093
Michaels Stores, Inc.	3,000	114,180
Pacific Sunwear of California, Inc. *	4,300	103,587
Sonic Automotive, Inc. *	3,100	67,921
Steiner Leisure, Ltd. *	5,600	81,760
Williams-Sonoma, Inc. *	2,900	84,680
1,224,141
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES 1.4%
Food & Staples Retailing 1.4%
Performance Food Group Co. *	3,240	$ 119,880
United Natural Foods, Inc. *	4,100	115,374
235,254
ENERGY 8.2%
Energy Equipment & Services 4.3%
Cal Dive International, Inc. *	3,900	85,020
Maverick Tube Corp. *	5,850	112,027
National Oilwell, Inc. *	3,950	86,900
Oceaneering International, Inc. *	3,300	84,315
Patterson UTI Energy, Inc. *	5,050	163,620
Superior Energy Services, Inc. *	9,750	92,430
Unit Corp. *	4,800	100,368
724,680
Oil & Gas 3.9%
Chesapeake Energy Corp.	6,950	70,195
Comstock Resources, Inc. *	13,100	179,208
Evergreen Resources *	2,800	152,068
Ultra Petroleum Corp. *	20,450	264,010
665,481
FINANCIALS 10.7%
Capital Markets 0.7%
Investors Financial Services Corp.	4,350	126,194
Commercial Banks 2.5%
Alabama National BanCorp.	2,500	121,200
Boston Private Financial Holdings, Inc.	5,150	108,562
East West Bancorp, Inc.	3,039	109,829
Southwest Bancorp of Texas, Inc. *	2,700	87,777
427,368
Consumer Finance 0.6%
Asta Funding, Inc. *	3,955	94,920
Insurance 4.0%
HCC Insurance Holdings, Inc.	6,550	193,683
Hilb, Rogal and Hamilton Co.	2,900	98,716
Hub International, Ltd.	7,400	126,540
Markel Corp. *	1,050	268,800
687,739
Thrifts & Mortgage Finance 2.9%
BankUnited Financial Corp. *	4,100	82,615
Doral Financial Corp.	6,150	274,598
NetBank, Inc.	9,850	129,626
486,839
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE 15.1%
Biotechnology 4.8%
Celgene Corp. *	3,200	$ 97,280
Martek Biosciences Corp. *	4,050	173,907
Neurocrine Biosciences, Inc. *	3,000	149,820
Protein Design Labs, Inc. *	6,900	96,462
Sangstat Medical Corp. *	4,300	56,287
Telik, Inc. *	5,550	89,188
Trimeris, Inc. *	1,850	84,508
Xoma, Ltd. *	13,700	73,021
820,473
Health Care Equipment & Supplies 4.3%
Advanced Neuromodulation Systems *	1,900	98,363
American Medical Systems Holdings, Inc. *	3,850	64,950
Cyberonics, Inc. *	4,000	86,040
Inamed Corp. *	1,800	96,642
Kensey Nash Corp. *	3,800	98,800
Respironics, Inc. *	3,650	136,948
Wilson Greatbatch Technologies, Inc. *	3,850	138,985
720,728
Health Care Providers & Services 2.6%
AdvancePCS *	2,350	89,840
Amsurg Corp. *	3,900	118,950
Community Health Systems *	3,550	68,480
LabOne, Inc. *	3,500	75,460
Sierra Health Services, Inc. *	4,000	80,000
432,730
Pharmaceuticals 3.4%
American Pharmaceutical Partners, Inc. *	2,300	77,970
AtheroGenics, Inc. *	12,500	186,625
Medicines Co. *	3,400	66,946
Medicis Pharmaceutical Corp., Class A *	1,450	82,215
Pharmaceutical Resources, Inc. *	1,800	87,588
Sepracor, Inc. *	4,400	79,332
580,676
INDUSTRIALS 12.5%
Aerospace & Defense 0.6%
Cubic Corp.	4,600	102,212
Air Freight & Logistics 1.0%
UTI Worldwide, Inc.	5,450	169,985
Airlines 2.5%
Atlantic Coast Airlines Holdings *	15,300	206,397
Skywest, Inc.	11,050	210,613
417,010
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 2.3%
Education Management Corp. *	2,450	$ 130,291
Kelly Services, Inc., Class A	4,000	93,800
Kroll, Inc. *	3,100	83,886
Stericycle, Inc. *	2,150	82,732
390,709
Electrical Equipment 0.5%
Power-One, Inc. *	12,050	86,158
Machinery 2.3%
CLARCOR, Inc.	2,800	107,940
Idex Corp.	4,250	154,020
Kennametal, Inc.	3,900	131,976
393,936
Road & Rail 2.5%
Covenant Transport, Inc., Class A *	6,300	107,100
Heartland Express, Inc. *	4,204	93,539
Knight Transportation, Inc. *	4,050	100,845
P.A.M. Transportation Services, Inc. *	4,976	120,419
421,903
Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A *	7,550	135,145
INFORMATION TECHNOLOGY 30.6%
Communications Equipment 2.9%
F5 Networks, Inc. *	3,700	62,345
Foundry Networks, Inc. *	4,200	60,480
NetSolve, Inc. *	16,800	140,280
Packeteer, Inc. *	2,400	37,368
Polycom, Inc. *	7,400	102,564
Tekelec, Inc. *	7,300	82,490
485,527
Computers & Peripherals 1.8%
Activcard Corp. *	2,300	21,620
Applied Films Corp. *	4,500	116,460
Avid Technology, Inc. *	2,000	70,140
Western Digital Corp. *	9,200	94,760
302,980
Electronic Equipment & Instruments 1.3%
Benchmark Electronics, Inc. *	1,950	59,982
OSI Systems, Inc. *	4,200	67,452
Parlex Corp. *	11,790	90,677
218,111
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 1.4%
Digital Insight Corp. *	3,500	$ 66,675
DoubleClick, Inc. *	4,500	41,625
iManage, Inc. *	4,900	24,500
Matrixone, Inc. *	7,350	42,189
Radware, Ltd. *	3,200	54,816
229,805
IT Services 4.1%
Alliance Data Systems Corp. *	6,050	141,570
Anteon International Corp. *	3,850	107,454
CACI International, Inc., Class A *	1,300	44,590
Cognizant Technology Solutions Corp., Class A *	2,500	60,900
Global Payments, Inc.	4,550	161,525
Management Network Group, Inc. *	16,300	31,785
Mantech International Corp., Class A *	2,600	49,868
MPS Group, Inc. *	15,350	105,608
703,300
Machinery 1.1%
Actuant Corp., Class A *	3,800	179,816
Semiconductors & Semiconductor Equipment 10.5%
ATMI, Inc. *	8,550	213,493
Cymer, Inc. *	1,000	32,010
Entegris, Inc. *	8,550	114,912
Exar Corp. *	8,650	136,929
Formfactor, Inc. *	400	7,080
Genesis Microchip, Inc. *	4,400	59,576
GlobespanVirata, Inc. *	18,100	149,325
Integrated Circuit System, Inc. *	7,150	224,724
LTX Corp. *	21,200	182,744
Micrel, Inc. *	10,950	113,771
Monolithic Systems Technology, Inc. *	8,800	79,728
Power Integrations, Inc. *	6,650	161,728
QLogic Corp. *	1,650	79,745
Sipex Corp. *	14,800	72,520
Zoran Corp. *	8,100	155,601
1,783,886
Software 7.5%
Agile Software Corp. *	17,800	171,770
ANSYS, Inc. *	2,200	68,420
Business Objects SA, ADR *	3,000	65,850
Concur Technologies, Inc. *	7,000	70,490
Documentum, Inc. *	8,850	174,079
Dot Hill Systems Corp. *	500	6,550
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
E.piphany, Inc. *	6,000	$ 30,660
EPIQ Systems, Inc. *	6,550	112,464
Jack Henry & Associates, Inc.	6,300	112,077
Kronos, Inc. *	1,800	91,458
Moldflow Corp. *	17,600	157,696
NetScreen Technologies, Inc. *	3,700	83,435
Vastera, Inc. *	18,000	107,460
Verity, Inc. *	2,100	26,586
1,278,995
TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunications Services 0.7%
Nextel Partners, Inc., Class A *	16,000	116,800
Total Common Stocks		16,406,529
EXCHANGE TRADED FUND 0.8%
Biotech Holders Trust *	1,100	135,575
SHORT-TERM INVESTMENTS 2.9%
MUTUAL FUND SHARES 2.9%
Evergreen Institutional Money Market Fund (o)	501,700	501,700
Total Investments (cost $13,951,994) 100.5%		17,043,804
Other Assets and Liabilities (0.5%)		(88,758)
Net Assets 100.0%		$ 16,955,046

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
ADR	American Depository Receipt
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 13,951,994
Net unrealized gains on securities	3,091,810

Market value of securities	17,043,804
Receivable for securities sold	28,421
Dividends receivable	2,917
Prepaid expenses and other assets	925

Total assets	17,076,067

Liabilities
Payable for securities purchased	115,481
Advisory fee payable	283
Due to other related parties	46
Accrued expenses and other liabilities	5,211

Total liabilities	121,021

Net assets	$ 16,955,046

Net assets represented by
Paid-in capital	$ 18,209,514
Undistributed net investment loss	(52,447)
Accumulated net realized losses on securities	(4,293,831)
Net unrealized gains on securities	3,091,810

Total net assets	$ 16,955,046

Net assets consists of
Class 1	$ 15,975,184
Class 2	979,862

Total net assets	$ 16,955,046

Shares outstanding
Class 1	1,563,569
Class 2	96,132

Net asset value per share
Class 1	$ 10.22
Class 2	$ 10.19

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding tax of $332)	$ 15,985
Income from affiliates	4,851

Total investment income	20,836

Expenses
Advisory fee	50,874
Distribution Plan expenses	605
Administrative services fee	7,268
Transfer agent fees	754
Trustees' fees and expenses	57
Printing and postage expenses	12,886
Custodian fees	2,210
Professional fees	7,482
Organization expenses	376
Other	304

Total expenses	82,816
Less: Expense reductions	(30)
Fee waivers	(9,503)

Net expenses	73,283

Net investment loss	(52,447)

Net realized and unrealized gains or losses on securities
Net realized gains on securites	77,561
Net change in unrealized gains or losses on securities	2,440,994

Net realized and unrealized gains or losses on securities	2,518,555

Net increase in net assets resulting from operations	$ 2,466,108

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment loss		$ (52,447)		$ (101,674)
Net realized gains or losses on securities		77,561		(2,471,817)
Net change in unrealized gains or losses on securities		2,440,994		(2,092,564)

Net increase (decrease) in net assets resulting from operations		2,466,108		(4,666,055)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1 *	130,653	1,178,491	351,813	3,273,861
Class 2	137,591	1,200,404	32,383	280,881

		2,378,895		3,554,742

Payment for shares redeemed
Class 1 *	(183,941)	(1,661,110)	(473,122)	(4,346,102)
Class 2	(71,806)	(588,391)	(2,036)	(16,978)

		(2,249,501)		(4,363,080)

Net asset value of shares issued in acquisition
Class 1 *	0	0	270,577	2,328,913

Net increase in net assets resulting from capital share transactions		129,394		1,520,575

Total increase (decrease) in net assets		2,595,502		(3,145,480)
Net assets
Beginning of period		14,359,544		17,505,024

End of period		$ 16,955,046		$ 14,359,544

Undistributed net investment income (loss)		$ (52,447)		$ 0

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Growth Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

f. Organization expenses

As of June 30, 2003, all organization expenses have been fully amortized.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.70% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $9,503.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $9,503, which represents 0.13% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $1,843 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5. ACQUISITION

Effective on the close of business on November 8, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of OFFIT VIF U.S. Small Cap Fund in a tax-free exchange for Class 1 shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $271,574. The aggregate net assets of the Fund and OFFIT VIF U.S. Small Cap Fund immediately prior to the acquisition were $12,730,082 and $2,328,913, respectively. The aggregate net assets of the Fund immediately after the acquisition were $15,058,995.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $8,988,822 and $8,542,197, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $13,951,994. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,467,437 and $375,627, respectively, with a net unrealized appreciation of $3,091,810.

As of December 31, 2002, the Fund had $3,894,503 in capital loss carryovers for federal income tax purposes with $106,082 expiring in 2008, $1,380,635 expiring in 2009 and $2,407,786 expiring in 2010.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $30.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566900    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA High Income Fund

Evergreen VA High Income Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA High Income Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Prescott B. Crocker, CFA
High Yield Bond Team
Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 6/30/1999

	Class 1	Class 2
Class inception date	6/30/1999	7/31/2002

6-month return	10.17%	10.09%

Average annual return

1 year	13.98%	13.62%

Since portfolio inception	8.34%	8.25%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA High Income Fund Class 1 shares,1 versus a similar investment in the Merrill Lynch High Yield Master Index (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)[2]
		Year Ended December 31,
CLASS 1[1]		2002	2001	2000[3]	1999[3,4]

Net asset value, beginning of period	$9.93	$9.52	$9.37	$10.15	$10.00

Income from investment operations
Net investment income	0.41	0.27	0.81	0.91	0.29
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.60	0.41	0.15	(0.78)	0.16
Total from investment operations	1.01	0.68	0.96	0.13	0.45

Distributions to shareholders from net investment income	0	(0.27)	(0.81)	(0.91)	(0.30)

Net asset value, end of period	$10.94	$9.93	$9.52	$9.37	$10.15

Total return[5]	10.17%	7.15%	10.27%	1.31%	4.46%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,464	$26,222	$5,310	$4,913	$5,257
Ratios to average net assets
Expenses[6]	0.98%[7]	1.00%	1.01%	1.01%	1.02%[7]
Net investment income	8.02%[7]	7.93%	8.49%	8.97%	5.88%[7]
Portfolio turnover rate	31%	87%	131%	174%	19%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income per share is based on average shares outstanding during the period.
3 Effective February 1, 2000, shareholders of Mentor VIP High Income Portfolio became owners of that number of full and fractional shares of Evergreen VA High Income Fund. As Mentor VIP High Income Portfolio contributed the majority of assets and shareholders to Evergreen VA High Income Fund, its accounting and performance history has been carried forward.
4 For the period from June 30, 1999 (commencement of class operations), to December 31, 1999.
5 Total return does not reflect charges attributable to your insurance company's separate account.
6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
7 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 2	Six Months Ended June 30, 2003 (unaudited)[1]
		Year Ended December 31, 2002[2]

Net asset value, beginning of period	$9.91	$9.77

Income from investment operations
Net investment income	0.40	0.15
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.60	0.26
Total from investment operations	1.00	0.41

Distributions to shareholders from net investment income	0	(0.27)

Net asset value, end of period	$10.91	$9.91

Total return[3]	10.09%	4.16%

Ratios and supplemental data
Net assets, end of period (thousands)	$3,392	$965
Ratios to average net assets
Expenses[4]	1.23%[5]	1.27%[5]
Net investment income	7.88%[5]	7.63%[5]
Portfolio turnover rate	31%	87%

1 Net investment income per share is based on average shares outstanding during the period.
2 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 86.5%
CONSUMER DISCRETIONARY 27.8%
Auto Components 1.8%
American Axle & Manufacturing, Inc., 9.75%, 03/01/2009	BB-	$ 50,000	$ 54,000
Collins & Aikman Corp., 10.75%, 12/31/2011	B	20,000	17,700
Dana Corp., 9.00%, 08/15/2011	BB	50,000	54,375
Exide Corp., 10.00%, 04/15/2005 (g)	D	350,000	8,750
Federal-Mogul Corp., 7.88%, 07/01/2010 (g)	NR	300,000	48,000
Intermet Corp., 9.75%, 06/15/2009	B+	50,000	48,250
R.J. Tower Corp., 12.00%, 06/01/2013 144A	B	250,000	241,250
472,325
Automobiles 0.2%
United Auto Group, Inc., 9.625%, 03/15/2012	B	50,000	53,750
Hotels, Restaurants & Leisure 10.4%
Ameristar Casinos, Inc., 10.75%, 02/15/2009	B	110,000	125,262
AMF Bowling Worldwide, Inc., 13.00%, 09/01/2008	B3	100,000	109,500
Argosy Gaming Co., 10.75%, 06/01/2009	B+	100,000	110,000
Aztar Corp., 8.875%, 05/15/2007	B+	50,000	52,438
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	BB-	65,000	70,525
Coast Hotels & Casinos, Inc., 9.50%, 04/01/2009	B	100,000	107,500
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	150,000	160,500
ITT Industries, 7.375%, 11/15/2015	BB+	250,000	259,687
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	B	140,000	147,700
La Quinta Corp., 8.875%, 03/15/2011 144A	BB-	20,000	21,400
Mandalay Resort Group:
9.375%, 02/15/2010	BB-	250,000	283,750
Ser. B, 10.25%, 08/01/2007	BB-	150,000	170,250
Prime Hospitality Corp., Ser. B, 8.375%, 05/01/2012	B	250,000	241,250
Station Casinos, Inc., 9.875%, 07/01/2010	B+	90,000	99,450
Sun International Hotels, Ltd., 8.875%, 08/15/2011	B+	250,000	271,875
Tricon Global Restaurants, Inc., 8.875%, 04/15/2011	BB+	100,000	119,000
Vail Resorts, Inc., 8.75%, 05/15/2009	B	100,000	105,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	B-	200,000	226,500
2,681,587
Household Durables 2.4%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	BB	50,000	58,938
KB Home, 8.625%, 12/15/2008	BB-	15,000	17,100
Meritage Corp., 9.75%, 06/01/2011	B	50,000	55,500
Schuler Homes, Inc., 10.50%, 07/15/2011	B+	60,000	69,300
Sealy Mattress Co., Ser. B, 9.875%, 12/15/2007	B-	100,000	100,000
Simmons Co., Ser. B, 10.25%, 03/15/2009	B-	200,000	215,000
Technical Olympic USA, Inc., 9.00%, 07/01/2010	B+	40,000	43,400
WCI Communities, Inc., 9.125%, 05/01/2012	B	60,000	64,200
623,438
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Leisure Equipment & Products 0.4%
ICON Health & Fitness, Inc., 11.25%, 04/01/2012	B-	$ 100,000	$ 107,000
Media 8.1%
Alaska Communications Holdings, Inc., 9.375%, 05/15/2009	B	255,000	256,275
AMC Entertainment, Inc., 9.875%, 02/01/2012	CCC+	100,000	108,000
CBD Media LLC/CBD Finance, Inc., 8.625%, 06/01/2011 144A	B-	350,000	362,250
CSC Holdings, Inc., 7.625%, 04/01/2011	BB-	40,000	40,600
Dex Media East LLC, 9.875%, 11/15/2009	B	50,000	56,000
EchoStar DBS Corp., 9.375%, 02/01/2009	BB-	200,000	214,250
Emmis Communications Corp.:
Ser. B, 8.125%, 03/15/2009	B-	20,000	21,050
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2011 †	B-	180,000	156,600
Hollywood Entertainment Corp., 9.625%, 03/15/2011	B-	250,000	274,687
Mediacom LLC, 9.50%, 01/15/2013	B+	300,000	318,750
Olympus Communication LP, 10.625%, 11/15/2006 (g)	NR	300,000	286,500
2,094,962
Multi-line Retail 0.7%
Saks, Inc., 9.875%, 10/01/2011	BB	155,000	175,150
Specialty Retail 3.8%
Cole National Group, Inc., 8.875%, 05/15/2012	B	50,000	48,375
Gap, Inc., 6.90%, 09/15/2007	BB+	30,000	32,475
Michaels Stores, Inc., 9.25%, 07/01/2009	BB	50,000	56,250
Mothers Work, Inc., 11.25%, 08/01/2010	B+	250,000	271,250
Office Depot, Inc., 10.00%, 07/15/2008	BB+	50,000	59,625
Pep Boys Manny, Moe & Jack, MTN, 6.75%, 03/10/2004	BB-	250,000	250,313
Petco Animal Supplies, Inc., 10.75%, 11/01/2011	B	50,000	57,250
Warnaco, Inc., 8.875%, 06/15/2013 144A	B	75,000	78,000
Weight Watchers International, Inc., 13.00%, 10/01/2009	B+	100,000	115,500
969,038
CONSUMER STAPLES 5.5%
Beverages 1.1%
Constellation Brands, Inc., 8.125%, 01/15/2012	B+	250,000	271,250
Food & Staples Retailing 0.8%
Delhaize America, Inc., 8.125%, 04/15/2011	BB+	70,000	77,000
Fleming Companies, Inc., 9.875%, 05/01/2012 (g)	C	350,000	2,188
Rite Aid Corp.:
9.50%, 02/15/2011 144A	B+	30,000	32,400
12.50%, 09/15/2006	B+	90,000	101,250
212,838
Food Products 1.8%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	B-	240,000	261,600
Corn Products International, Inc., 8.25%, 07/15/2007	BBB-	160,000	177,600
Dole Food, Inc., 7.25%, 06/15/2010 144A	BB-	35,000	35,262
474,462
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER STAPLES continued
Household Products 0.4%
Windmere Durable Holdings, Inc., 10.00%, 07/31/2008	B-	$ 100,000	$ 105,500
Personal Products 1.4%
Playtex Products, Inc., 9.375%, 06/01/2011	B-	350,000	351,750
ENERGY 6.2%
Energy Equipment & Services 1.2%
Dresser, Inc., 9.375%, 04/15/2011	B	50,000	51,750
Grant Prideco, Inc., 9.00%, 12/15/2009	BB-	100,000	111,500
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	B+	100,000	108,500
SESI LLC, 8.875%, 05/15/2011	BB-	50,000	54,000
325,750
Oil & Gas 5.0%
Chesapeake Energy Corp., 8.125%, 04/01/2011	B+	100,000	108,250
Frontier Oil Corp., 11.75%, 11/15/2009	B	300,000	331,500
General Maritime Corp., 10.00%, 03/15/2013 144A	B+	45,000	49,500
GulfTerra Energy Partners LP, 6.25%, 06/01/2010 144A	BB	50,000	50,125
Nuevo Energy Co., Ser. B, 9.50%, 06/01/2008	B	5,000	5,269
Pioneer Natural Resources Co., 9.625%, 04/01/2010	BB+	50,000	62,089
Plains Exploration & Production Co. LP, 8.75%, 07/01/2012 144A	B	250,000	268,750
Stone Energy Corp., 8.25%, 12/15/2011	B+	110,000	116,600
Tesoro Petroleum Corp., 9.625%, 04/01/2012	B	250,000	230,000
Vintage Petroleum, Inc., 9.75%, 06/30/2009	B	60,000	64,800
1,286,883
FINANCIALS 11.5%
Commercial Banks 2.1%
Western Financial Bank, 9.625%, 05/15/2012	BB-	500,000	542,500
Insurance 0.8%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	BB	200,000	203,500
Real Estate 8.6%
Crescent Real Estate Equities, 9.25%, 04/15/2009 REIT	B+	100,000	108,330
Developers Diversified Realty Corp., 7.50%, 07/15/2018 REIT	BBB	560,000	645,731
Felcor Suites LP, 7.625%, 10/01/2007 REIT	B	320,000	313,600
Host Marriot Corp., Ser. B, 7.875%, 08/01/2008	B+	300,000	306,000
LNR Property Corp.:
7.625%, 07/15/2013 144A	B+	175,000	177,081
Ser. B, 9.375%, 03/15/2008	B+	250,000	264,062
MeriStar Hospitality Corp., 9.125%, 01/15/2011 REIT	B-	50,000	49,250
Tanger Properties LP, 7.875%, 10/24/2004 REIT	BB+	250,000	261,875
Universal City Development Partners, 11.75%, 04/01/2010 144A	B-	90,000	99,225
2,225,154
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
HEALTH CARE 1.6%
Health Care Equipment & Supplies 0.4%
Advanced Medical Optics, Inc., 9.25%, 07/15/2010	B	$ 50,000	$ 54,500
Alaris Medical Systems, Inc., Ser. B, 11.625%, 12/01/2006	B+	50,000	61,000
115,500
Health Care Providers & Services 1.2%
Ameripath, Inc., 10.50%, 04/01/2013 144A	B-	45,000	48,488
Extendicare Health Services, Inc., 9.35%, 12/15/2007	CCC+	50,000	47,875
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	B+	40,000	46,100
Vicar Operating, Inc., 9.875%, 12/01/2009	B-	150,000	165,000
307,463
INDUSTRIALS 8.3%
Commercial Services & Supplies 5.8%
Allied Waste, Inc.:
10.00%, 08/01/2009	B+	130,000	138,775
Ser. B, 7.625%, 01/01/2006	BB-	250,000	260,312
Coinmach Corp., 9.00%, 02/01/2010	B	50,000	53,750
Protection One Alarm Monitoring, 7.375%, 08/15/2005	B	250,000	206,250
Service Corp. International:
6.00%, 12/15/2005	BB-	210,000	212,625
7.70%, 04/15/2009	BB-	210,000	215,250
United Rentals, Inc., 10.75%, 04/15/2008	BB-	145,000	159,138
Williams Scotsman, Inc., 9.875%, 06/01/2007	B	250,000	246,250
1,492,350
Construction & Engineering 1.0%
Toll Brothers, Inc., 8.00%, 05/01/2009	BB+	250,000	269,062
Electrical Equipment 0.2%
Stoneridge, Inc., 11.50%, 05/01/2012	B	50,000	56,250
Machinery 1.0%
AGCO Corp., 8.50%, 03/15/2006	BB-	100,000	100,250
SPX Corp., 7.50%, 01/01/2013	BB+	25,000	27,188
Terex Corp.:
8.875%, 04/01/2008	B	50,000	52,250
10.375%, 04/01/2011	B	50,000	55,500
Wolverine Tube, Inc., 10.50%, 04/01/2009	BB-	20,000	21,600
256,788
Marine 0.3%
CP Ships, Ltd., 10.375%, 07/15/2012	BB+	75,000	84,094
INFORMATION TECHNOLOGY 1.6%
Office Electronics 0.6%
Xerox Corp.:
7.125%, 06/15/2010	B+	80,000	80,300
7.625%, 06/15/2013	B+	80,000	80,500
160,800
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 0.2%
Fairchild Semiconductor Corp., 10.375%, 10/01/2007	B	$ 50,000	$ 52,844
Software 0.8%
Medaphis Corp., Ser. B, 9.50%, 02/15/2005 144A	B+	200,000	205,000
MATERIALS 10.4%
Chemicals 5.7%
Acetex Corp., 10.875%, 08/01/2009	B+	100,000	111,625
Airgas, Inc., 9.125%, 10/01/2011	B+	50,000	55,875
FMC Corp., 10.25%, 11/01/2009	BB+	40,000	45,200
Huntsman International LLC, 9.875%, 03/01/2009	B	250,000	261,250
Lyondell Chemical Co., Ser. A, 9.625%, 05/01/2007	BB	250,000	246,250
MacDermid, Inc., 9.125%, 07/15/2011	BB-	300,000	336,750
Methanex Corp., 8.75%, 08/15/2012	BBB-	40,000	45,000
Millennium America, Inc., 9.25%, 06/15/2008	BB+	250,000	270,000
OM Group, Inc., 9.25%, 12/15/2011	B-	100,000	98,000
1,469,950
Containers & Packaging 3.0%
Four M Corp., Ser. B, 12.00%, 06/01/2006	B	75,000	75,750
Jarden Corp., 9.75%, 05/01/2012	B-	100,000	107,500
Jefferson Smurfit Corp., 7.50%, 06/01/2013 144A	B	250,000	256,250
Owens-Brockway Glass Container, Inc.:
8.75%, 11/15/2012	BB	50,000	54,500
8.875%, 02/15/2009	BB	250,000	272,500
766,500
Metals & Mining 0.9%
Freeport-McMoRan Copper & Gold, Inc.:
7.50%, 11/15/2006	B-	100,000	103,250
10.125%, 02/01/2010	B-	100,000	112,000
Peabody Energy Corp., 6.875%, 03/15/2013 144A	BB-	20,000	21,050
236,300
Paper & Forest Products 0.8%
Buckeye Cellulose Corp., 8.50%, 12/15/2005	B+	100,000	100,000
Georgia Pacific Corp., 8.125%, 05/15/2011	BB+	115,000	118,737
218,737
TELECOMMUNICATION SERVICES 5.8%
Diversified Telecommunication Services 2.8%
FairPoint Communications, Inc., 12.50%, 05/01/2010	B-	50,000	53,250
Paxson Communications Corp.:
10.75%, 07/15/2008	CCC+	235,000	253,800
Sr. Disc. Note, Step Bond, 0.00%, 01/15/2009 †	CCC+	65,000	54,600
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Diversified Telecommunication Services continued
Qwest Communications International, Inc., Ser. B, 7.50%,
11/01/2008	CCC+	$ 250,000	$ 232,500
RCN Corp., Sr. Disc. Note, Step Bond, 9.80%, 02/15/2008 †	CCC-	350,000	134,750
728,900
Wireless Telecommunications Services 3.0%
AT&T Wireless Services, Inc., 7.875%, 03/01/2011	BBB	210,000	248,455
Dobson Communications Corp., 10.875%, 07/01/2010	CCC+	100,000	108,500
Nextel Communications, Inc.:
9.375%, 11/15/2009	B	85,000	91,694
Sr. Disc. Note, Step Bond, 9.75%, 10/31/2007 †	B	300,000	312,000
760,649
UTILITIES 7.8%
Electric Utilities 3.3%
Edison Mission Energy, 9.875%, 04/15/2011	BB-	350,000	325,500
Pacific Gas & Electric Co., Ser. 93 D, 7.25%, 08/01/2026	CCC	500,000	518,750
844,250
Gas Utilities 0.2%
Western Gas Resources, Inc., 10.00%, 06/15/2009	BB-	50,000	54,750
Multi-Utilities & Unregulated Power 4.3%
Calpine Corp., 8.50%, 02/15/2011	CCC+	500,000	377,500
El Paso Energy Partners LP, 8.50%, 06/01/2011	BB-	50,000	53,750
El Paso Production Holding Co., 7.75%, 06/01/2013 144A	B+	250,000	250,625
Mirant Corp., 8.30%, 05/01/2011	CC	200,000	125,000
Reliant Resources, Inc., 9.25%, 07/15/2010 144A	B	300,000	303,000
1,109,875
Total Corporate Bonds			22,366,899
U.S. TREASURY OBLIGATIONS 1.0%
U.S. Treasury Notes, 2.875%, 06/30/2004	AAA	250,000	254,629
YANKEE OBLIGATIONS-CORPORATE 6.8%
CONSUMER DISCRETIONARY 2.2%
Media 2.2%
IMAX Corp., 7.875%, 12/01/2005	CCC	79,800	79,401
Quebecor Media, Inc., 11.125%, 07/15/2011	B	350,000	402,500
Rogers Cablesystems, Ltd., Ser. B, 10.00%, 03/15/2005	BBB-	50,000	54,500
Vivendi Universal SA, 9.25%, 04/15/2010 144A	B+	35,000	39,988
576,389
MATERIALS 1.9%
Containers & Packaging 0.2%
Crown European Holdings SA, 9.50%, 03/01/2011 144A	B+	50,000	54,250
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
MATERIALS continued
Metals & Mining 1.1%
Normandy Yandal Operations, Ltd., 8.875%, 04/01/2008	CC	$ 575,000	$ 290,375
Paper & Forest Products 0.6%
Ainsworth Lumber, Ltd., 12.50%, 07/15/2007	B-	100,000	113,500
Tembec Industries, Inc., 7.75%, 03/15/2012	BB+	50,000	48,750
162,250
TELECOMMUNICATION SERVICES 2.7%
Wireless Telecommunications Services 2.7%
Rogers Cantel, Inc.:
8.80%, 10/01/2007	BB-	350,000	359,187
9.375%, 06/01/2008	BB+	250,000	261,875
Rogers Wireless, Inc., 9.625%, 05/01/2011	BB+	60,000	69,300
690,362
Total Yankee Obligations-Corporate			1,773,626

		Shares	Value

COMMON STOCKS 1.7%
CONSUMER DISCRETIONARY 0.3%
Media 0.3%
IMAX Corp. *		9,360	84,240
CONSUMER STAPLES 1.4%
Food Products 1.4%
Chiquita Brands International, Inc. *		24,929	361,470
HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc. *		244	415
Total Common Stocks			446,125
WARRANTS 0.1%
CONSUMER DISCRETIONARY 0.0%
Auto Components 0.0%
Hayes Lemmerz International, Inc., Expiring 6/3/2006 h *		335	3
Media 0.0%
Metricom, Inc., Expiring 2/15/2010 * +		50	1
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Asat Finance LLC, Expiring 11/01/2006 144A *		100	175
HEALTH CARE 0.0%
Health Care Providers & Services 0.0%
Sun Healthcare Group, Inc., Expiring 2/28/2005 h *		612	61
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

WARRANTS continued
TELECOMMUNICATION SERVICES 0.1%
Diversified Telecommunication Services 0.1%
RCN Corp. * (h)	25,000	$ 18,250
Total Warrants		18,490
Total Investments (cost $25,361,737) 96.1%		24,859,769
Other Assets and Liabilities 3.9%		995,593
Net Assets 100.0%		$ 25,855,362

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
*	Non-income producing security
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discounts at acquisition. The rate shown is the stated rate at the current period end.
(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(g)	Security which has defaulted on payment of interest and/or principal. The Fund has stopped accruing interest on this security.
+	This security is illiquid and is valued using market quotations where readily available. In the absence of market quotations, this security is valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations
MTN	Medium Term Note
REIT	Real Estate Investment Trust
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 25,361,737
Net unrealized losses on securities	(501,968)

Market value of securities	24,859,769
Cash	986,688
Interest receivable	516,406
Prepaid expenses and other assets	24,718

Total assets	26,387,581

Liabilities
Payable for securities purchased	$ 525,000
Advisory fee payable	494
Distribution Plan expenses payable	23
Due to other related parties	71
Accrued expenses and other liabilities	6,631

Total liabilities	532,219

Net assets	$ 25,855,362

Net assets represented by
Paid-in capital	$ 35,331,346
Undistributed net investment income	1,058,487
Accumulated net realized losses on securities and foreign currency related transactions	(10,032,503)
Net unrealized losses on securities	(501,968)

Total net assets	$ 25,855,362

Net assets consists of
Class 1	$ 22,463,844
Class 2	3,391,518

Total net assets	$ 25,855,362

Shares outstanding
Class 1	2,053,541
Class 2	310,784

Net asset value per share
Class 1	$ 10.94
Class 2	$ 10.91

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Interest	$ 1,189,782

Expenses
Advisory fee	92,505
Distribution Plan expenses	2,471
Administrative services fee	13,215
Transfer agent fees	532
Trustees' fees and expenses	190
Printing and postage expenses	10,705
Custodian fees	4,702
Professional fees	6,874
Other	238

Total expenses	131,432
Less: Expense reductions	(137)

Net expenses	131,295

Net investment income	1,058,487

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	(504,330)
Foreign currency related transactions	196

Net realized losses on securities and foreign currency related transactions	(504,134)
Net change in unrealized gains or losses on securities and foreign currency related transactions	2,049,248

Net realized and unrealized gains or losses on securities and foreign currency related transactions	1,545,114

Net increase in net assets resulting from operations	$ 2,603,601

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 1,058,487		$ 717,517
Net realized losses on securities and foreign currency related transactions		(504,134)		(355,641)
Net change in unrealized gains or losses on securities and foreign currency related transactions		2,049,248		486,078

Net increase in net assets resulting from operations		2,603,601		847,954

Distributions to shareholders from
Net investment income
Class 1*		0		(695,086)
Class 2		0		(23,118)

Total distributions to shareholders		0		(718,204)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	218,339	2,243,355	227,178	2,252,006
Class 2	224,900	2,343,750	111,278	1,102,165

		4,587,105		3,354,171

Net asset value of shares issued in reinvestment of distributions
Class 1*	0	0	57,306	566,750
Class 2	0	0	2,340	23,118

		0		589,868

Payment for shares redeemed
Class 1*	(806,698)	(8,404,216)	(104,353)	(1,050,190)
Class 2	(11,450)	(117,511)	(16,284)	(160,338)

		(8,521,727)		(1,210,528)

Net asset value of shares issued in acquisition
Class 1*	0	0	1,903,882	19,013,436

Net increase (decrease) in net assets resulting from capital share transactions		(3,934,622)		21,746,947

Total increase (decrease) in net assets		(1,331,021)		21,876,697
Net assets
Beginning of period		27,186,383		5,309,686

End of period		$ 25,855,362		$ 27,186,383

Undistributed net investment income		$ 1,058,487		$ 0

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA High Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such trans-

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

actions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.70% of the Fund's average daily net assets.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets of Class 2 shares.

5. ACQUISITION

Effective on the close of business on November 8, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of OFFIT VIF High Yield Fund in a tax-free exchange for Class 1 shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $3,247,273. The aggregate net assets of the Fund and OFFIT VIF High Yield Fund immediately prior to the acquisition were $7,638,470 and $19,013,436, respectively. The aggregate net assets of the Fund immediately after the acquisition were $26,651,906.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $7,508,657 and $7,602,684, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $25,361,737. The gross unrealized appreciation and depreciation on securities based on tax cost was $1,832,514 and $2,334,482, respectively, with a net unrealized depreciation of $501,968.

As of December 31, 2002, the Fund had $9,135,276 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009	2010

$46,351	$2,334,106	$2,573,761	$4,170,025	$11,033

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002, the Fund incurred and elected to defer post-October losses of $393,093.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $137.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

20

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21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566893   8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA International Equity Fund

Evergreen VA International Equity Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA International Equity Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Gillman C. Gunn
International Equity Team
Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 8/17/1998

	Class 1	Class 2
Class inception date	8/17/1998	7/31/2002

6-month return	7.04%	7.00%

Average annual return

1 year	-9.40%	-9.48%

Since portfolio inception	-0.70%	-0.72%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA International Equity Fund Class 1 shares,1 versus a similar investment in the Morgan Stanley Capital International Europe, Australasia and Far East Free Index (MSCI EAFE Free) and the Consumer Price Index (CPI).

The MSCI EAFE Free is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
CLASS 1[1]	(unaudited)[2]	2002	2001	2000[2]	1999[2]	1998[2,3]

Net asset value, beginning of period	$ 8.24	$ 9.36	$ 11.52	$ 12.72	$ 9.39	$ 10.00

Income from investment operations
Net investment income	0.11	0.13	0.05	0.10	0.09	0.03
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.47	(1.11)	(2.14)	(0.74)	3.48	(0.64)
Total from investment operations	0.58	(0.98)	(2.09)	(0.64)	3.57	(0.61)

Distributions to shareholders from
Net investment income	(0.01)	(0.14)	(0.07)	(0.06)	(0.14)	0
Net realized gains	0	0	0	(0.50)	(0.10)	0
Total distributions to shareholders	(0.01)	(0.14)	(0.07)	(0.56)	(0.24)	0

Net asset value, end of period	$ 8.81	$ 8.24	$ 9.36	$ 11.52	$ 12.72	$ 9.39

Total return[4]	7.04%	(10.47%)	(18.18%)	(5.06%)	38.22%	(6.10%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 23,447	$ 22,324	$ 26,868	$ 8,764	$ 3,782	$ 1,425
Ratios to average net assets
Expenses[5]	1.02%[6]	1.00%	1.01%	1.02%	1.03%	1.02%[6]
Net investment income	2.66%[6]	1.32%	0.82%	1.14%	0.87%	1.05%[6]
Portfolio turnover rate	77%	76%	187%	127%	144%	0.59%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed as Class 1 shares.
2 Net investment income per share is based on average shares outstanding during the period.
3 For the period from August 17, 1998 (commencement of class operations), to December 31, 1998.
4 Total return does not reflect charges attributable to your insurance company's separate account.
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2003	December 31,
CLASS 2	(unaudited)[1]	2002[2]

Net asset value, beginning of period	$ 8.24	$ 8.95

Income from investment operations
Net investment income	0.11	0.02
Net realized and unrealized gains or losses on securities, futures contracts and foreign currency related transactions	0.47	(0.60)
Total from investment operations	0.58	(0.58)

Distributions to shareholders from
Net investment income	(0.01)	(0.13)

Net asset value, end of period	$ 8.81	$ 8.24

Total return[3]	7.00%	(6.42%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,528	$ 477
Ratios to average net assets
Expenses[4]	1.27%[5]	1.18%[5]
Net investment income	2.71%[5]	0.42%[5]
Portfolio turnover rate	77%	76%

1 Net investment income per share is based on average shares outstanding during the period.
2 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS 95.8%
CONSUMER DISCRETIONARY 11.7%
Auto Components 1.2%
Autoliv, Inc.	Sweden	10,860	$ 292,717
Automobiles 1.7%
TI Automotive, Ltd. *(h)	United Kingdom	7,240	0
Toyota Motor Corp.	Japan	9,900	256,885
Volvo AB, Class B	Sweden	7,331	161,379
418,264
Hotels, Restaurants & Leisure 0.2%
Hilton Group Plc	United Kingdom	16,108	48,990
Media 5.4%
Arnoldo Mondadori Editore SpA	Italy	6,430	46,743
British Sky Broadcast *	United Kingdom	15,435	171,317
Edipresse SA	Switzerland	100	36,993
Grupo Televisa SA, ADR *	Mexico	2,352	81,144
Mediaset	Italy	2,663	22,575
Publicis Groupe SA	France	13,152	353,544
Reed International Plc	United Kingdom	29,088	242,441
Telegraaf Holdings NV	Netherlands	4,572	73,625
Television Broadcasts, Ltd.	Hong Kong	15,000	53,570
TF1 Television Francaise	France	8,150	251,238
West Australian Newspapers Holdings, Ltd.	Australia	6,612	26,194
1,359,384
Multi-line Retail 0.1%
Societe Anonyme des Galeries Lafayette	France	239	32,467
Specialty Retail 2.9%
Electronics Boutique Plc	United Kingdom	119,162	112,761
Kingfisher Plc	United Kingdom	90,278	413,714
Next Group Plc	United Kingdom	9,347	158,591
Shimano, Inc.	Japan	2,300	36,231
721,297
Textiles, Apparel & Luxury Goods 0.2%
Gunze, Ltd.	Japan	11,000	41,483
CONSUMER STAPLES 4.8%
Beverages 1.7%
Davide Campari Milano SpA *	Italy	800	30,689
Diageo Plc	United Kingdom	23,423	250,492
Ito En, Ltd.	Japan	2,000	67,248
Remy Cointreau SA	France	1,286	39,880
Southcorp, Ltd.	Australia	11,731	22,212
410,521
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Food & Staples Retailing 0.2%
Sobeys, Inc.	Canada	1,997	$ 52,954
Food Products 0.9%
Lindt & Spruengli, Ltd.	Switzerland	363	222,914
Personal Products 2.0%
Boots Group Plc	United Kingdom	14,474	155,148
Mandom Corp.	Japan	6,300	112,223
Uni-Charm Corp.	Japan	5,400	233,832
501,203
ENERGY 11.9%
Energy Equipment & Services 0.9%
IHC Caland NV	Netherlands	3,812	194,946
Unified Energy Systems, GDR	Russia	1,080	28,588
223,534
Oil & Gas 11.0%
BP Amoco Plc	United Kingdom	45,461	315,786
Canadian Natural Resources, Ltd.	Canada	1,680	66,605
CNOOC, Ltd.	Hong Kong	51,500	75,287
Encana Corp.	Canada	4,897	186,741
Eni SpA	Italy	17,996	272,618
Lukoil Oil Holding	Russia	1,060	83,846
Petro-Canada	Canada	10,470	416,715
Petrochina Co., Ltd.	China	2,375	71,725
Royal Dutch Petroleum Co.	Netherlands	10,200	475,524
Showa Shell Sekiyu	Japan	3,600	25,891
Surgutneftegaz, ADR	Russia	961	19,941
TotalFinaElf SA, Class B	France	4,400	666,041
YUKOS Corp., ADR *	Russia	1,489	82,877
2,759,597
FINANCIALS 25.0%
Capital Markets 2.2%
BNP Paribas SA	France	5,348	272,206
Deutsche Bank AG	Germany	1,467	95,305
Pargesa Holdings AG	Switzerland	85	173,635
541,146
Commercial Banks 9.9%
Anglo Irish Bank Austria AG	Ireland	11,490	101,766
Banco Itau SA	Brazil	1,440,000	95,943
Erste Bank Der Ost	Austria	940	83,201
HSBC Holdings Plc	United Kingdom	34,800	413,393
Kookmin Bank	South Korea	2,630	79,263
National Australia Bank, Ltd.	Australia	8,773	197,336
National Bank of Canada	Canada	4,800	130,431
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
OTP Bank	Hungary	23,200	$ 224,339
Royal Bank of Scotland Group Plc	United Kingdom	20,474	575,305
UBS AG	Switzerland	5,874	327,468
Wing Hang Bank, Ltd.	Hong Kong	67,800	249,094
2,477,539
Diversified Financial Services 6.5%
Acom Co., Ltd.	Japan	2,540	91,975
Brascan Corp., Class A	Canada	18,509	453,936
Groupe Bruxelles Lambert SA	Belgium	2,835	128,482
HBOS Plc	United Kingdom	41,647	540,037
Lloyds TSB Group Plc	United Kingdom	24,369	173,303
Westpac Banking Corp., Ltd.	Australia	21,494	234,522
1,622,255
Insurance 5.1%
Allianz AG	Germany	1,851	154,105
Assicurazioni Generali SpA	Italy	2,334	54,177
CNP Assurances	France	5,598	236,959
Industrial Alliance Life Insurance Co.	Canada	2,448	67,260
ING Groep NV	Netherlands	5,999	104,402
Irish Life & Permanent Plc	Ireland	13,930	150,616
Kingsway Financial Services, Inc.	Canada	4,897	59,057
Manulife Financial Corp.	Canada	6,902	194,422
Mitsui Marine & Fire Insurance Co., Ltd.	Japan	22,000	102,240
QBE Insurance Group, Ltd.	Australia	10,270	64,269
Swiss Reinsurance Co.	Switzerland	1,669	92,674
1,280,181
Real Estate 1.3%
British Land Co. Plc	United Kingdom	17,941	142,565
Brookfield Properties Corp.	Canada	7,610	162,781
Office Building Fund of Japan, Inc.	Japan	5	27,408
332,754
HEALTH CARE 8.8%
Health Care Equipment & Supplies 1.7%
Cochlear, Ltd.	Australia	5,630	122,103
Smith & Nephew Plc	United Kingdom	52,998	305,068
427,171
Pharmaceuticals 7.1%
Alliance Unichem Plc	United Kingdom	19,767	161,812
Aventis SA, Class A	France	3,260	179,654
Eisai Co.	Japan	6,500	133,954
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals continued
Gedeon Richter, Ltd.	Hungary	1,500	$ 105,903
GlaxoSmithKline Plc, ADR	United Kingdom	6,954	140,575
Novartis AG	Switzerland	10,100	400,533
Roche Holdings AG	Switzerland	2,705	212,641
Sanofi-Synthelabo SA	France	3,052	179,039
Serono SA	Switzerland	145	85,395
Takeda Chemical Industries, Ltd.	Japan	4,400	162,630
1,762,136
INDUSTRIALS 6.7%
Aerospace & Defense 1.7%
British Aerospace Plc	United Kingdom	156,141	367,772
Rolls Royce Group Plc	United Kingdom	23,498	49,812
417,584
Airlines 0.0%
Koninklijke Grolsch	Netherlands	463	11,780
Commercial Services & Supplies 0.8%
Glory, Ltd.	Japan	1,600	35,509
Neopost *	France	2,297	97,759
Ritchie Brothers Auctioneers, Inc. *	Canada	1,700	65,467
198,735
Electrical Equipment 0.2%
Johnson Electric Holdings, Ltd.	Bermuda	52,500	65,304
Industrial Conglomerates 1.4%
DCC Plc	Ireland	5,420	72,942
Reliance Industries, Ltd.	India	38,350	268,574
341,516
Machinery 0.6%
Assa Abloy AB, Ser. B	Sweden	15,108	146,446
Chen Hsong Holdings, Ltd.	Hong Kong	14,000	5,027
151,473
Marine 1.1%
Daewoo Shipbuilding & Marine Energineering Co., Ltd. *	South Korea	32,020	270,743
Trading Companies & Distributors 0.9%
Veba AG	Germany	4,300	221,436
INFORMATION TECHNOLOGY 11.5%
Communications Equipment 1.5%
Ericsson LM Telephone, Ser. B	Sweden	121,657	130,860
Nokia Oyj	Finland	14,297	235,823
366,683
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Electronic Equipment & Instruments 3.7%
Sharp Corp.	Japan	50,000	$ 642,860
Siemens AG	Germany	5,583	274,342
917,202
Office Electronics 2.7%
Canon, Inc.	Japan	15,000	689,583
Semiconductors & Semiconductor Equipment 2.5%
Advantest Corp.	Japan	4,100	181,987
Rohm Co., Ltd.	Japan	2,900	316,724
Samsung Electronics Co., Ltd.	South Korea	180	53,495
ST Microelectronics	France	3,200	67,212
619,418
Software 1.1%
SAP AG, ADR	Germany	1,236	146,009
Satyam Computer Services, Ltd.	India	30,070	124,789
270,798
MATERIALS 5.8%
Chemicals 1.9%
BASF AG	Germany	3,488	149,249
Bayer AG	Germany	4,318	100,230
Imperial Chemical Industries Plc.	United Kingdom	53,005	107,544
Kuraray Co., Ltd.	Japan	14,000	92,044
SGL Carbon AG *	Germany	865	13,034
462,101
Construction Materials 0.8%
Cemex SA de CV, ADR	Mexico	2,158	48,102
Compagnie Generale des Etablissements Michelin, Class B	France	3,600	140,790
188,892
Containers & Packaging 0.7%
Amcor, Ltd.	Australia	6,463	35,237
Rexam Plc	United Kingdom	23,050	145,159
180,396
Metals & Mining 2.2%
Anglo American Plc	South Africa	1,600	24,463
BHP Billiton, Ltd.	United Kingdom	22,200	117,055
JFE Holdings, Inc.	Japan	19,100	286,847
JSC MMC Norilsk Nickel, ADR *	Russia	3,771	131,231
559,596
Paper & Forest Products 0.2%
Timberwest Forest Corp.	Canada	6,531	54,435
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Country	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES 8.5%
Diversified Telecommunication Services 6.9%
BT Group Plc	United Kingdom	41,169	$ 138,648
China Telecom Corp., Ltd.	China	594,500	158,828
China Telecom Corp., Ltd., ADR *	China	3,600	81,864
Deutsche Telekom	Germany	27,115	414,502
France Telecom SA	France	14,393	353,627
Nippon Telegraph & Telephone Corp.	Japan	48	188,628
Telecom Italia SpA	Italy	34,905	191,513
Telefonica SA *	Spain	11,424	132,850
Telefonos de Mexico SA de CV, ADR	Mexico	1,991	62,557
1,723,017
Wireless Telecommunications Services 1.6%
NTT Mobile Communication Network, Inc.	Japan	105	227,775
Vodafone Airtouch Plc	United Kingdom	92,714	181,598
409,373
UTILITIES 1.1%
Electric Utilities 0.7%
Huaneng Power International, Inc.	Hong Kong	160,000	182,607
Gas Utilities 0.4%
Gazprom Oao	Russia	4,861	91,387
Total Common Stocks			23,922,566
SHORT-TERM INVESTMENTS 3.9%
MUTUAL FUND SHARES 3.9%
Evergreen Institutional U.S. Government Money Market Fund (o)	United States	964,387	964,387
Total Investments (cost $22,710,431) 99.7%			24,886,953
Other Assets and Liabilities 0.3%			87,214
Net Assets 100.0%			$ 24,974,167
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

*	Non-income producing security.
(o)	Evergreen Investment Management LLC is the investment advisor to both the Fund and the money market fund.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations
ADR	American Depository Receipt
GDR	Global Depository Receipt

At June 30, 2003, the Fund held investments in the following countries:
		Percentage
		of Total
	Market Value	Investments

United Kingdom	$ 5,428,887	21.8%
Japan	3,953,957	15.9%
France	2,870,415	11.5%
Canada	1,910,805	7.7%
Germany	1,568,212	6.3%
Switzerland	1,552,253	6.2%
United States	964,387	3.9%
Netherlands	860,277	3.5%
Sweden	731,403	2.9%
Australia	701,873	2.8%
Italy	618,315	2.5%
Hong Kong	590,360	2.4%
Russia	437,870	1.8%
South Korea	$ 403,501	1.6%
India	393,363	1.6%
Hungary	330,241	1.3%
Ireland	325,324	1.3%
China	287,641	1.2%
Finland	235,823	0.9%
Mexico	191,803	0.8%
Spain	132,850	0.5%
Belgium	128,482	0.5%
Brazil	95,943	0.4%
Austria	83,201	0.3%
Bermuda	65,304	0.3%
South Africa	24,463	0.1%
	$ 24,886,953	100.0%
See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 22,710,431
Net unrealized gains on securities	2,176,522

Market value of securities	24,886,953
Foreign currency, at value (cost $10,520)	10,505
Receivable for securities sold	3,631
Dividends receivable	95,360
Prepaid expenses and other assets	518

Total assets	24,996,967

Liabilities
Advisory fee payable	452
Distribution Plan expenses payable	10
Due to other related parties	69
Accrued expenses and other liabilities	22,269

Total liabilities	22,800

Net assets	$ 24,974,167

Net assets represented by
Paid-in capital	$ 33,746,414
Undistributed net investment income	295,432
Accumulated net realized losses on securities, futures contracts and foreign currency related transactions	(11,249,098)
Net unrealized gains on securities and foreign currency related transactions	2,181,419

Total net assets	$ 24,974,167

Net assets consists of
Class 1	$ 23,446,522
Class 2	1,527,645

Total net assets	$ 24,974,167

Shares outstanding
Class 1	2,659,944
Class 2	173,418

Net asset value per share
Class 1	$ 8.81
Class 2	$ 8.81

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $43,839)	$ 415,187

Expenses
Advisory fee	74,318
Distribution Plan expenses	1,086
Administrative services fee	11,260
Transfer agent fees	283
Trustees' fees and expenses	229
Printing and postage expenses	11,000
Custodian fees	23,476
Professional fees	6,503
Other	697

Total expenses	128,852
Less: Expense reductions	(40)
Fee waivers	(12,987)

Net expenses	115,825

Net investment income	299,362

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	(849,975)
Foreign currency related transactions	(41,176)

Net realized losses on securities and foreign currency related transactions	(891,151)
Net change in unrealized gains or losses on securities and foreign currency related transactions	2,198,622

Net realized and unrealized gains or losses on securities and foreign currency related transactions	1,307,471

Net increase in net assets resulting from operations	$ 1,606,833

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 299,362		$ 331,133
Net realized losses on securities, futures contracts and foreign currency related transactions		(891,151)		(3,531,692)
Net change in unrealized gains or losses on securities and foreign currency related transactions		2,198,622		579,936

Net increase (decrease) in net assets resulting from operations		1,606,833		(2,620,623)

Distributions to shareholders from
Net investment income
Class 1*		(23,115)		(366,920)
Class 2		(543)		(6,861)

Total distributions to shareholders		(23,658)		(373,781)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	192,214	10,071,053	364,113	3,316,107
Class 2	252,398	8,273,641	800,733	6,635,721

		18,344,694		9,951,828

Net asset value of shares issued in reinvestment of distributions
Class 1*	2,983	23,115	45,299	366,920
Class 2	70	543	847	6,861

		23,658		373,781

Payment for shares redeemed
Class 1*	(243,654)	(10,456,920)	(571,257)	(5,239,109)
Class 2	(136,928)	(7,321,011)	(743,702)	(6,159,450)

		(17,777,931)		(11,398,559)

Net increase (decrease) in net assets resulting from capital share transactions		590,421		(1,072,950)

Total increase (decrease) in net assets		2,173,596		(4,067,354)
Net assets
Beginning of period		22,800,571		26,867,925

End of period		$ 24,974,167		$ 22,800,571

Undistributed net investment income		$ 295,432		$ 19,728

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA International Equity Fund (formerly Evergreen VA International Growth Fund), (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee starting at 0.66% and declining to 0.36% as average daily net assets increase.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $12,987.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $12,987 which represents 0.12% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $950 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $18,382,147 and $16,677,866, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $22,710,431. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,596,724 and $420,202, respectively, with a net unrealized appreciation of $2,176,522.

As of December 31, 2002, the Fund had $9,846,610 in capital loss carryovers for federal income tax purposes with $1,479,402 expiring in 2008, $4,779,223 expiring in 2009 and $3,587,985 expiring in 2010.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002 the Fund incurred and elected to defer post-October losses of $361,285.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the funds to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $40.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry, sector or foreign country and, therefore, may be more affected by changes in that industry, sector or foreign country than would be a comparable mutual fund that is not heavily weighted in any industry, sector or foreign country.

19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566888    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Masters Fund

Evergreen VA Masters Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
22	STATEMENT OF ASSETS AND LIABILITIES
23	STATEMENT OF OPERATIONS
24	STATEMENTS OF CHANGES IN NET ASSETS
25	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Masters Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Evergreen Team

MFS Team

Marsico Team

Oppenheimer Team

PERFORMANCE AND RETURNS1

Portfolio inception date: 1/29/1999

	Class 1	Class 2
Class inception date	1/29/1999	7/31/2002

6-month return	13.14%	13.14%

Average annual return

1 year	-0.55%	-0.69%

Since portfolio inception	-3.23%	-3.26%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Masters Fund Class 1 shares,1 versus a similar investment in the Standard and Poor's 400 MidCap Index (S&P 400), the Standard and Poor's 500 Index (S&P 500) and the Consumer Price Index (CPI).

The S&P 400 and S&P 500 are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations

All data is as of June 30, 2003, and subject to change.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
CLASS 1[1]	(unaudited)	2002	2001	2000	1999[2,3]

Net asset value, beginning of period	$6.83	$9.31	$11.09	$12.58	$10.00

Income from investment operations
Net investment income	0.01	0.01	0	0	0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.89	(2.49)	(1.76)	(0.34)	2.74
Total from investment operations	0.90	(2.48)	(1.76)	(0.34)	2.75

Distributions to shareholders from
Net investment income	(0.02)	0[4]	0[4]	0[4]	(0.01)
Net realized gains	0	0	(0.02)	(1.15)	(0.16)
Total distributions to shareholders	(0.02)	0	(0.02)	(1.15)	(0.17)

Net asset value, end of period	$7.71	$6.83	$9.31	$11.09	$12.58

Total return[5]	13.14%	(26.61%)	(15.84%)	(3.06%)	27.58%

Ratios and supplemental data
Net assets, end of period (thousands)	$22,106	$21,040	$34,739	$37,266	$18,873
Ratios to average net assets
Expenses[6]	1.00%[7]	1.00%	1.00%	1.01%	1.00%[7]
Net investment income	0.26%[7]	0.17%	0.05%	0.02%	0.15%[7]
Portfolio turnover rate	45%	125%	74%	85%	83%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 For the period from January 29, 1999 (commencement of class operations), to December 31, 1999.
3 Net investment income per share is based on average shares outstanding during the period.
4 Amount represents less than $0.005 per share.
5 Total return does not reflect charges attributable to your insurance company's separate account.
6 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
7 Annualized
See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 2	Six Months Ended June 30, 2003 (unaudited)	Year Ended December 31, 2002[1,2]

Net asset value, beginning of period	$6.82	$7.12

Income from investment operations
Net investment income	0	0.01
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.89	(0.31)
Total from investment operations	0.89	(0.30)

Distributions to shareholders from
Net investment income	(0.01)	0

Net asset value, end of period	$7.70	$6.82

Total return[3]	13.14%	(4.21%)

Ratios and supplemental data
Net assets, end of period (thousands)	$925	$184
Ratios to average net assets
Expenses[4]	1.26%[5]	1.28%[5]
Net investment income (loss)	(0.05%)[5]	0.20%[5]
Portfolio turnover rate	45%	125%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 95.7%
CONSUMER DISCRETIONARY 18.9%
Auto Components 0.4%
Aftermarket Technology Corp. *	100	$ 1,051
American Axle & Manufacturing Holdings, Inc. *	100	2,390
Dana Corp.	500	5,780
Delphi Automotive Systems Corp.	1,300	11,219
Johnson Controls, Inc.	100	8,560
Superior Industries International, Inc.	1,550	64,635
93,635
Automobiles 0.2%
Ford Motor Co.	2,849	31,311
Harley-Davidson, Inc.	400	15,944
47,255
Hotels, Restaurants & Leisure 2.9%
Applebee's International, Inc.	150	4,714
Brinker International, Inc. *	250	9,005
Carnival Corp.	2,150	69,896
CEC Entertainment, Inc.	100	3,693
Cheesecake Factory, Inc.	710	25,482
Darden Restaurants, Inc.	400	7,592
Four Seasons Hotels, Inc.	610	26,389
GTECH Holdings Corp. *	400	15,060
Harrah's Entertainment, Inc. *	1,190	47,885
McDonald's Corp.	227	5,008
MGM Mirage *	1,100	37,598
Outback Steakhouse, Inc.	2,250	87,750
P.F. Changs China Bistro, Inc. *	100	4,921
Panera Bread Co., Class A *	1,846	73,840
Royal Caribbean Cruises, Ltd.	1,600	37,056
Ruby Tuesday, Inc.	300	7,419
Starbucks Corp. *	1,940	47,569
Starwood Hotels & Resorts, Class B	1,230	35,166
Wendy's International, Inc.	200	5,794
Wynn Resorts, Ltd. *	5,184	91,705
Yum! Brands, Inc. *	400	11,824
655,366
Household Durables 1.7%
American Greetings Corp., Class A *	300	5,892
Beazer Homes USA, Inc. *	100	8,350
Centex Corp.	300	23,337
D.R. Horton, Inc.	200	5,620
Fortune Brands, Inc.	400	20,880
Furniture Brands International, Inc. *	500	13,050
Hovnanian Enterprises, Inc., Class A *	100	5,895
KB Home	400	24,792
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Household Durables continued
Lennar Corp.	1,346	$ 96,239
Lennar Corp., Class B	154	10,580
Maytag Corp.	400	9,768
MDC Holdings, Inc.	1,464	70,682
Mohawk Industries, Inc. *	750	41,647
Newell Rubbermaid, Inc.	300	8,400
Pulte Homes, Inc.	200	12,332
Ryland Group, Inc.	400	27,760
Toll Brothers, Inc. *	300	8,493
393,717
Internet & Catalog Retail 1.1%
Amazon.com, Inc. *	1,196	43,642
eBay, Inc. *	818	85,219
InterActiveCorp *	2,880	113,962
242,823
Leisure Equipment & Products 0.7%
Action Performance Companies, Inc.	100	1,900
Brunswick Corp. *	400	10,008
Eastman Kodak Co.	2,250	61,537
Hasbro, Inc.	700	12,243
Mattel, Inc.	1,680	31,786
Polaris Industries, Inc.	850	52,190
The Nautilus Group, Inc.	100	1,240
170,904
Media 5.6%
AOL Time Warner, Inc. *	1,600	25,744
Cablevision Systems Corp., Class A *	1,900	39,444
Charter Communications, Inc., Class A *	11,900	47,243
Clear Channel Communications, Inc. *	3,400	144,126
Comcast Corp., Class A *	544	16,418
E.W. Scripps Co., Class A	950	84,284
Echostar Communications Corp., Class A	3,980	137,788
Emmis Communications Corp., Class A *	1,850	42,458
Entercom Communications Corp. *	950	46,559
Getty Images, Inc. *	500	20,650
Hearst-Argyle Television, Inc. *	1,330	34,447
Lamar Advertising Co., Class A *	3,050	107,390
LIN TV Corp., Class A *	400	9,420
Marvel Enterprises, Inc. *	200	3,820
McGraw-Hill Companies, Inc.	1,220	75,640
Meredith Corp.	850	37,400
New York Times Co., Class A	440	20,020
Tribune Co.	1,000	48,300
Univision Communications, Inc., Class A *	1,480	44,992
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Media continued
Viacom, Inc., Class B *	3,760	$ 164,162
Walt Disney Co.	3,511	69,342
Westwood One, Inc. *	2,010	68,199
1,287,846
Multi-line Retail 0.5%
Big Lots, Inc. *	200	3,008
Dollar General Corp.	400	7,304
Dollar Tree Stores, Inc. *	200	6,346
Family Dollar Stores, Inc.	1,520	57,988
Kohl's Corp. *	900	46,242
May Department Stores Co.	100	2,226
123,114
Specialty Retail 5.6%
Abercrombie & Fitch Co., Class A *	500	14,205
Advance Auto Parts, Inc.	100	6,090
Ann Taylor Stores Corp. *	500	14,475
Autozone, Inc. *	400	30,388
Bed Bath & Beyond, Inc. *	200	7,762
Best Buy Co., Inc. *	1,166	51,211
Borders Group, Inc. *	4,700	82,767
Chico's FAS, Inc. *	3,600	75,780
Christopher & Banks Corp. *	200	7,398
Circuit City Stores, Inc.	4,100	36,080
Foot Locker, Inc.	200	2,650
Gap, Inc.	1,400	26,264
Home Depot, Inc.	1,250	41,400
Hot Topic, Inc. *	150	4,036
Lowe's Companies, Inc.	2,518	108,148
Michaels Stores, Inc.	800	30,448
Office Depot, Inc. *	3,690	53,542
Pacific Sunwear of California, Inc. *	200	4,818
Payless ShoeSource, Inc. *	3,450	43,125
PETsMART, Inc.	3,070	51,177
Pier 1 Imports, Inc.	400	8,160
RadioShack Corp.	400	10,524
Ross Stores, Inc.	500	21,370
Sherwin-Williams Co.	200	5,376
Staples, Inc. *	3,450	63,307
Talbots, Inc.	2,580	75,981
Tiffany & Co.	5,748	187,845
TJX Companies, Inc.	3,600	67,824
Weight Watchers International, Inc.	1,700	77,333
Williams-Sonoma, Inc. *	2,600	75,920
1,285,404
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 0.2%
Coach, Inc. *	300	$ 14,922
Columbia Sportswear Co. *	100	5,141
Jones Apparel Group, Inc. *	700	20,482
Liz Claiborne, Inc.	400	14,100
Tommy Hilfiger Corp.	100	924
55,569
CONSUMER STAPLES 6.0%
Beverages 1.0%
Anheuser-Busch Companies, Inc.	2,548	130,075
Coca-Cola Co.	1,100	51,051
Coca-Cola Enterprises, Inc.	400	7,260
PepsiCo, Inc.	1,030	45,835
234,221
Food & Staples Retailing 1.2%
Albertsons, Inc.	600	11,520
CVS Corp.	600	16,818
Kroger Co. *	800	13,344
Safeway, Inc. *	200	4,092
Wal-Mart Stores, Inc.	4,149	222,677
Whole Foods Market, Inc.	100	4,753
Winn-Dixie Stores, Inc.	300	3,693
276,897
Food Products 1.8%
Bob Evans Farms, Inc.	1,550	42,827
Campbell Soup Co.	1,200	29,400
ConAgra, Inc.	2,250	53,100
Dean Foods Co. *	300	9,450
Del Monte Foods Co. *	100	884
Fresh Del Monte Produce, Inc.	100	2,569
Hershey Foods Corp.	1,600	111,456
Kellogg Co.	400	13,748
Kraft Foods, Inc., Class A	400	13,020
McCormick & Co., Inc.	1,450	39,440
Sara Lee Corp.	4,450	83,704
W.M. Wrigley Junior Co.	300	16,869
416,467
Household Products 1.4%
Clorox Co.	500	21,325
Colgate-Palmolive Co.	600	34,770
Dial Corp.	300	5,835
Energizer Holdings, Inc. *	910	28,574
Procter & Gamble Co.	2,528	225,447
315,951
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 0.1%
Avon Products, Inc.	100	$ 6,220
Estee Lauder Companies, Inc., Class A	200	6,706
Gillette Co.	400	12,744
25,670
Tobacco 0.5%
Altria Group, Inc.	1,100	49,983
Loews Corp. Carolina Group	2,500	67,500
117,483
ENERGY 6.4%
Energy Equipment & Services 1.5%
Baker Hughes, Inc.	1,400	46,998
BJ Services Co. *	1,800	67,248
Cooper Cameron Corp. *	860	43,327
GlobalSantaFe Corp.	1,800	42,012
Kinder Morgan Management, LLC *	210	7,867
Noble Corp. *	130	4,459
Noble Energy, Inc.	100	3,780
Smith International, Inc. *	900	33,066
Weatherford International, Ltd. *	2,270	95,113
343,870
Oil & Gas 4.9%
Amerada Hess Corp.	100	4,918
Anadarko Petroleum Corp.	300	13,341
Apache Corp.	2,005	130,445
Baytex Energy, Ltd. *	600	5,023
Burlington Resources, Inc.	500	27,035
Canadian Natural Resources, Ltd.	826	32,747
Chesapeake Energy Corp.	9,950	100,495
ChevronTexaco Corp.	547	39,493
Cimarex Energy Co. *	53	1,259
Compton Petroleum Corp. *	1,300	5,638
ConocoPhillips	200	10,960
Devon Energy Corp.	3,454	184,444
EOG Resources, Inc.	400	16,736
Esprit Exploration Ltd.	2,900	5,134
Exxon Mobil Corp.	7,110	255,320
Frontier Oil Corp.	1,200	18,240
Kerr-McGee Corp.	100	4,480
Marathon Oil Corp.	200	5,270
Murphy Oil Corp.	2,050	107,830
Newfield Exploration Co. *	100	3,755
Occidental Petroleum Corp.	700	23,485
Paramount Energy Trust	656	4,161
Paramount Resources, Ltd. *	1,000	6,823
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY continued
Oil & Gas continued
Pioneer Natural Resources Co. *	200	$ 5,220
Pogo Producing Co.	100	4,275
Sunoco, Inc.	100	3,774
Talisman Energy, Inc.	400	18,145
Teekay Shipping Corp.	100	4,290
Tom Brown, Inc. *	700	19,453
Unocal Corp.	200	5,738
Valero Energy Corp.	100	3,633
XTO Energy, Inc.	2,733	54,961
1,126,521
FINANCIALS 15.9%
Capital Markets 3.6%
Affiliated Managers Group, Inc. *	400	24,380
American Capital Strategies, Ltd.	2,850	71,079
Ameritrade Holding Corp. *	3,000	22,230
Bear Stearns Companies, Inc.	1,850	133,977
Charles Schwab Corp.	6,150	62,053
E*Trade Group, Inc. *	1,600	13,600
Goldman Sachs Group, Inc.	909	76,129
Investors Financial Services Corp.	5,530	160,425
J.P. Morgan Chase & Co.	400	13,672
Legg Mason, Inc.	410	26,629
Lehman Brothers Holdings, Inc.	1,504	99,986
Mellon Financial Corp.	800	22,200
Morgan Stanley	500	21,375
SEI Investments Co.	1,350	43,200
T. Rowe Price Group, Inc.	410	15,478
Waddell & Reed Financial, Inc., Class A	500	12,835
819,248
Commercial Banks 3.6%
AmSouth Bancorp	2,550	55,692
Bank of America Corp.	1,400	110,642
Bank One Corp.	1,400	52,052
Charter One Financial, Inc.	2,958	92,230
Colonial BancGroup, Inc.	3,600	49,932
Compass Bancshares, Inc.	100	3,493
Dime Bancorp, Inc. *	200	30
First Tennessee National Corp.	200	8,782
Greater Bay Bancorp	3,600	73,944
Hibernia Corp., Class A	200	3,632
KeyCorp	900	22,743
National City Corp.	800	26,168
North Fork Bancorp, Inc.	2,710	92,303
Regions Financial Corp.	100	3,378
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks continued
SouthTrust Corp.	3,900	$ 106,080
SunTrust Banks, Inc.	300	17,802
U.S. Bancorp	927	22,711
Union Planters Corp.	100	3,103
UnionBancal Corp.	200	8,274
Wells Fargo & Co.	1,500	75,600
828,591
Consumer Finance 1.2%
American Express Co.	300	12,543
MBNA Corp.	500	10,420
SLM Corp.	6,228	243,951
266,914
Diversified Financial Services 1.9%
Citigroup, Inc.	8,450	361,660
GATX Corp.	1,750	28,613
Household International, Inc.	600	18,974
Moody's Corp.	100	5,271
New Century Financial Corp.	100	4,365
Principal Financial Group	500	16,125
435,008
Insurance 3.4%
Ace, Ltd.	3,050	104,585
AFLAC, Inc.	700	21,525
Allstate Corp.	1,000	35,650
AMBAC Financial Group, Inc.	1,425	94,406
American International Group, Inc.	1,071	59,098
Arthur J. Gallagher & Co.	930	25,296
Cincinnati Financial Corp.	100	3,709
CNA Surety Corp.	11,750	115,737
Everest Reinsurance Group, Ltd.	1,250	95,625
Fidelity National Financial, Inc.	881	27,100
John Hancock Financial Services, Inc.	800	24,584
Lincoln National Corp.	100	3,563
Loews Corp.	500	23,645
Marsh & McLennan Co.	100	5,107
MetLife, Inc.	400	11,328
Nationwide Financial Services, Inc., Class A	100	3,250
Progressive Corp.	400	29,240
Prudential Financial, Inc.	100	3,365
RenaissanceRe Holdings, Ltd.	200	9,104
SAFECO Corp.	200	7,056
Travelers Property Casualty Corp., Class A	208	3,307
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance continued
Willis Group Holdings, Ltd.	1,020	$ 31,365
XL Capital, Ltd., Class A	540	44,820
782,465
Real Estate 0.0%
The St. Joe Co.	100	3,120
Thrifts & Mortgage Finance 2.2%
Astoria Financial Corp.	100	2,793
Countrywide Financial Corp.	500	34,785
Doral Financial Corp.	150	6,697
Fannie Mae	3,274	220,799
Freddie Mac	500	25,385
Golden West Financial Corp.	400	32,004
Greenpoint Financial Corp.	100	5,094
New York Community Bancorp, Inc.	2,966	86,281
PMI Group, Inc.	2,700	72,468
Sovereign Bancorp, Inc.	500	7,825
Washington Mutual, Inc.	500	20,650
514,781
HEALTH CARE 15.4%
Biotechnology 3.7%
Affymetrix, Inc.	400	7,884
Amgen, Inc. *	3,123	207,492
Applera Corp.	100	1,903
Biogen, Inc. *	710	26,980
Celgene Corp. *	790	24,016
Genentech, Inc. *	3,368	242,900
Genzyme Corp. *	1,860	77,748
Gilead Sciences, Inc. *	610	33,904
ICOS Corp. *	410	15,067
IDEC Pharmaceuticals Corp. *	2,065	70,210
ImClone Systems, Inc. *	1,400	44,268
Invitrogen Corp. *	1,200	46,044
MedImmune, Inc. *	1,680	61,102
859,518
Health Care Equipment & Supplies 3.0%
Apogent Technology, Inc. *	1,200	24,000
Bausch & Lomb, Inc.	100	3,750
Becton Dickinson & Co.	500	19,425
Boston Scientific Corp. *	379	23,157
C.R. Bard, Inc.	850	60,614
Cooper Companies, Inc.	200	6,954
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Health Care Equipment & Supplies continued
Cytyc Corp.	6,050	$ 63,646
DENTSPLY International, Inc.	2,120	86,708
Guidant Corp.	1,370	60,814
Medtronic, Inc.	900	43,173
Millipore Corp. *	2,240	99,389
Saint Jude Medical, Inc. *	200	11,500
Stryker Corp.	300	20,811
VISX, Inc. *	300	5,205
Zimmer Holdings, Inc. *	3,641	164,027
693,173
Health Care Providers & Services 4.9%
Aetna, Inc.	400	24,080
AmerisourceBergen Corp.	710	49,239
Anthem, Inc. *	1,950	150,442
Apria Healthcare Group, Inc. *	100	2,488
Caremark Rx, Inc. *	5,382	138,210
CIGNA Corp.	100	4,694
Covance, Inc. *	200	3,620
Coventry Health Care, Inc. *	100	4,616
Davita, Inc.	100	2,678
Express Scripts, Inc., Class A	100	6,832
First Health Group Corp.	100	2,760
HCA-The Healthcare Corp.	900	28,836
Health Management Associates, Inc., Class A	1,710	31,550
HealthNet, Inc., Class A *	200	6,590
IMS Health, Inc.	216	3,886
Laboratory Corp. *	2,050	61,807
Lincare Holdings, Inc.	300	9,453
Manor Care, Inc. *	100	2,501
McKesson Corp.	200	7,148
Mid Atlantic Medical Services, Inc. *	200	10,460
Oxford Health Plans, Inc.	700	29,421
Pediatrix Medical Group, Inc. *	200	7,130
Per-Se Technologies, Inc. *	100	1,123
Quest Diagnostics, Inc. *	1,912	121,986
Tenet Healthcare Corp. *	1,800	20,970
UnitedHealth Group, Inc.	4,470	224,617
Universal Health Services, Inc., Class B *	100	3,962
WebMD Corp. *	1,700	18,411
Wellpoint Health Networks, Inc., Class A *	1,750	147,525
1,127,035
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 3.8%
Abbott Laboratories, Inc.	500	$ 21,880
Bristol-Myers Squibb Co.	1,800	48,870
Eli Lilly & Co.	1,110	76,557
Forest Laboratories, Inc. *	500	27,375
InterMune, Inc. *	440	7,088
Johnson & Johnson Co.	2,196	113,533
Medicis Pharmaceutical Corp., Class A *	600	34,020
Merck & Co., Inc.	2,000	121,100
Mylan Laboratories, Inc.	4,400	152,988
Pfizer, Inc.	3,660	124,989
Pharmaceutical Resources, Inc. *	100	4,866
Schering-Plough Corp.	100	1,860
Taro Pharmaceutical Industries, Ltd., Class A *	200	10,976
Teva Pharmaceutical Industries, Ltd., ADR	520	29,604
Watson Pharmaceuticals, Inc. *	1,950	78,721
Wyeth	200	9,110
863,537
INDUSTRIALS 10.2%
Aerospace & Defense 0.9%
Alliant Techsystems, Inc.	330	17,130
B.F. Goodrich Corp.	500	10,500
Northrop Grumman Corp.	650	56,089
Rockwell Collins, Inc.	4,000	98,520
United Technologies Corp.	400	28,332
210,571
Air Freight & Logistics 1.0%
Expeditors International of Washington, Inc.	1,360	47,111
FedEx Corp.	2,537	157,370
JB Hunt Transportation Services, Inc. *	100	3,775
United Parcel Service, Inc., Class B	400	25,480
233,736
Airlines 0.6%
JetBlue Airways Corp. *	1,035	43,770
Northwest Airlines Corp., Class A *	7,500	84,675
128,445
Building Products 0.0%
Masco Corp.	100	2,385
USG Corp.	100	1,900
4,285
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Commercial Services & Supplies 1.8%
Apollo Group, Inc., Class A *	450	$ 27,792
ChoicePoint, Inc.	1,380	47,638
Corinthian Colleges, Inc. *	200	9,714
Deluxe Corp.	300	13,440
Devry, Inc.	100	2,329
H&R Block, Inc.	1,900	82,175
ITT Educational Services, Inc. *	200	5,850
John H. Harland Co.	100	2,616
Manpower, Inc.	1,370	50,813
Monster Worldwide, Inc. *	700	13,811
Republic Services, Inc., Class A *	2,550	57,809
Robert Half International, Inc. *	1,220	23,107
Viad Corp.	3,550	79,484
416,578
Construction & Engineering 0.2%
Jacobs Engineering Group, Inc. *	1,094	46,112
Electrical Equipment 0.2%
American Power Conversion Corp. *	200	3,118
Molex, Inc., Class A	200	4,636
Rockwell Automation, Inc.	2,120	50,541
58,295
Industrial Conglomerates 1.7%
3M Co.	300	38,694
General Electric Co.	12,246	351,215
389,909
Machinery 3.1%
AGCO Corp. *	2,050	35,014
Danaher Corp.	1,650	112,282
Deere & Co.	100	4,570
Eaton Corp.	100	7,861
Ingersoll-Rand Co., Ltd., Class A	1,050	49,686
ITT Industries, Inc.	740	48,440
Joy Global, Inc. *	3,500	51,695
Navistar International Corp. *	3,150	102,785
Oshkosh Truck Corp.	1,700	100,844
Paccar, Inc.	200	13,512
SPX Corp. *	2,550	112,353
Timken Co.	4,100	71,791
710,833
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Road & Rail 0.7%
Arkansas Best Corp.	2,400	$ 57,096
Burlington Northern Santa Fe Corp.	200	5,688
CSX Corp.	300	9,027
Norfolk Southern Corp.	3,150	60,480
Swift Transportation Co., Inc. *	860	16,013
Werner Enterprises, Inc.	600	12,720
161,024
INFORMATION TECHNOLOGY 16.4%
Communications Equipment 2.6%
ADTRAN, Inc. *	900	46,161
Advanced Fibre Communications, Inc. *	2,080	33,842
American Tower Systems Corp., Class A *	8,300	73,455
Avocent Corp. *	100	2,993
Cisco Systems, Inc. *	11,810	197,109
Corning, Inc. *	15,450	114,175
Foundry Networks, Inc. *	100	1,440
Lucent Technologies, Inc. *	14,950	30,348
McDATA Corp., Class A	100	1,467
Nokia Corp., ADR	1,795	29,492
Nortel Networks Corp. *	4,600	12,420
QUALCOMM, Inc.	800	28,600
Scientific Atlanta, Inc.	500	11,920
UTStarcom, Inc.	300	10,671
594,093
Computers & Peripherals 1.7%
Apple Computer, Inc. *	4,500	86,040
Dell Computer Corp. *	6,453	206,238
International Business Machines Corp.	700	57,750
Lexmark International Group, Inc., Class A *	400	28,308
Maxtor Corp. *	300	2,253
Network Appliance, Inc. *	500	8,105
Western Digital Corp. *	800	8,240
396,934
Electronic Equipment & Instruments 1.2%
Arrow Electronics, Inc. *	100	1,524
Avnet, Inc. *	300	3,804
Benchmark Electronics, Inc. *	100	3,076
CDW Corp.	100	4,580
Cree Research, Inc. *	100	1,628
Roper Industries, Inc.	3,900	145,080
Thermo Electron Corp. *	1,100	23,122
Waters Corp. *	3,190	92,925
275,739
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.6%
Expedia, Inc., Class A	1,280	$ 97,766
Yahoo, Inc. *	820	26,863
124,629
IT Services 1.1%
Bearingpoint, Inc.	2,300	22,195
Cognizant Technology Solutions Corp., Class A *	475	11,571
Convergys Corp. *	300	4,800
DST Systems, Inc.	2,720	103,360
First Data Corp.	400	16,576
Paychex, Inc.	810	23,741
SunGard Data Systems, Inc. *	3,030	78,507
260,750
Office Electronics 0.1%
Xerox Corp. *	1,900	20,121
Semiconductors & Semiconductor Equipment 3.8%
Agere Systems, Inc., Class B *	13,800	31,740
Altera Corp. *	12,010	196,964
Analog Devices, Inc. *	2,000	69,640
ASM Lithography Holding NV *	2,290	21,893
Genesis Microchip, Inc. *	100	1,354
Integrated Circuit System, Inc. *	200	6,286
Intel Corp.	8,956	186,142
Lam Research Corp. *	1,200	21,852
Maxim Integrated Products, Inc.	1,090	37,267
Microchip Technology, Inc.	1,070	26,354
National Semiconductor Corp. *	500	9,860
Novellus Systems, Inc. *	2,250	82,397
QLogic Corp. *	300	14,499
Silicon Laboratories, Inc. *	100	2,664
Texas Instruments, Inc.	8,050	141,680
Xilinx, Inc. *	830	21,007
871,599
Software 5.3%
Amdocs, Ltd. *	2,600	62,400
Autodesk, Inc.	1,400	22,624
BEA Systems, Inc.	3,720	40,399
BMC Software, Inc. *	100	1,633
Citrix Systems, Inc. *	300	6,108
Electronic Arts, Inc. *	2,512	185,863
Intuit, Inc. *	1,800	80,154
Mercury Interactive Corp. *	590	22,780
Microsoft Corp.	7,000	179,270
Network Associates, Inc.	4,390	55,665
Oracle Corp. *	17,469	209,977
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
Peoplesoft, Inc. *	4,250	$ 74,758
Sybase, Inc. *	200	2,782
Symantec Corp. *	1,120	49,123
Take-Two Interactive Software, Inc. *	400	11,336
Veritas Software Corp. *	7,620	218,466
1,223,338
MATERIALS 3.1%
Chemicals 0.9%
Dow Chemical Co.	200	6,192
Ecolab, Inc.	400	10,240
IMC Global, Inc.	100	671
International Flavors & Fragrances, Inc.	300	9,579
Lyondell Chemical Co.	6,500	87,945
Monsanto Co.	300	6,492
PPG Industries, Inc.	1,750	88,795
Sigma-Aldrich Corp.	100	5,418
215,332
Containers & Packaging 0.4%
Ball Corp.	1,500	68,265
Sealed Air Corp. *	200	9,532
Smurfit-Stone Container Corp. *	1,200	15,636
93,433
Metals & Mining 1.8%
Alcan Aluminum, Ltd.	200	6,258
Alcoa, Inc.	1,650	42,075
Arch Coal, Inc.	2,050	47,109
Barrick Gold Corp.	300	5,370
Freeport-McMoRan Copper & Gold, Inc., Class B	1,650	40,425
Massey Energy Corp.	5,000	65,750
Newmont Mining Corp.	100	3,246
Nucor Corp.	1,750	85,488
Peabody Energy Corp.	100	3,359
Phelps Dodge Corp. *	2,950	113,103
412,183
TELECOMMUNICATION SERVICES 2.2%
Diversified Telecommunication Services 1.3%
ALLTEL Corp.	750	36,165
BellSouth Corp.	1,700	45,271
Centurytel, Inc.	1,950	67,957
Citizens Communications Co. *	400	5,156
SBC Communications, Inc.	2,900	74,095
Verizon Communications, Inc.	2,044	80,636
309,280
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunications Services 0.9%
Crown Castle International Corp. *	9,480	$ 73,660
Nextel Communications, Inc., Class A *	4,726	85,446
Sprint PCS Group *	6,300	36,225
195,331
UTILITIES 1.2%
Electric Utilities 1.0%
Allegheny Energy, Inc. *	200	1,690
Ameren Corp.	100	4,410
Cinergy Corp.	1,050	38,629
Constellation Energy Group, Inc.	500	17,150
Dominion Resources, Inc.	250	16,068
DTE Energy Co.	100	3,864
Entergy Corp.	100	5,278
Exelon Corp.	462	27,632
FirstEnergy Corp.	400	15,380
FPL Group, Inc.	1,000	66,850
Progress Energy, Inc.	100	4,390
Southern Co.	200	6,232
Texas Genco Holdings, Inc.	25	581
Wisconsin Energy Corp.	200	5,800
213,954
Gas Utilities 0.0%
Enbridge Energy Management LLC	106	4,836
Multi-Utilities & Unregulated Power 0.2%
Oneok, Inc. *	2,150	42,205
Progress Energy, Inc.	200	21
Williams Companies, Inc.	1,200	9,480
51,706
Total Common Stocks		22,029,149
EXCHANGE TRADED FUNDS 1.3%
iShares S&P SmallCap 600 Value Fund	1,650	134,475
Midcap Spider Trust, Ser. 1	1,850	162,282
Total Exchange Traded Funds		296,757
SHORT-TERM INVESTMENTS 2.8%
MUTUAL FUND SHARES 2.8%
Evergreen Institutional U.S. Government Money Market Fund (o)	648,394	648,394
Total Investments (cost $20,657,238) 99.8%		22,974,300
Other Assets and Liabilities 0.2%		56,612
Net Assets 100.0%		$ 23,030,912
See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 20,657,238
Net unrealized gains on securities	2,317,062

Market value of securities	22,974,300
Foreign currency, at value (cost $76)	76
Receivable for securities sold	218,354
Dividends receivable	16,792

Total assets	23,209,522

Liabilities
Payable for securities purchased	164,307
Advisory fee payable	367
Due to other related parties	63
Accrued expenses and other liabilities	13,873

Total liabilities	178,610

Net assets	$ 23,030,912

Net assets represented by
Paid-in capital	$ 36,742,571
Undistributed net investment income	25,758
Accumulated net realized losses on securities and foreign currency related transactions	(16,054,487)
Net unrealized gains on securities and foreign currency related transactions	2,317,070

Total net assets	$ 23,030,912

Net assets consists of
Class 1	$ 22,105,745
Class 2	925,167

Total Net Assets	$ 23,030,912

Shares outstanding
Class 1	2,867,828
Class 2	120,179

Net asset value per share
Class 1	$ 7.71
Class 2	$ 7.70

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $564)	$ 131,533

Expenses
Advisory fee	91,232
Distribution Plan expenses	679
Administrative services fee	10,486
Transfer agent fees	283
Trustees' fees and expenses	199
Printing and postage expenses	11,731
Custodian fees	2,707
Professional fees	7,453
Other	5,631

Total expenses	130,401

Less: Expense reductions	(29)
Fee waivers	(24,828)

Net expenses	105,544

Net investment income	25,989

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized losses on:
Securities	(519,476)
Foreign currency related transactions	(2,691)

Net realized losses on securities and foreign currency related transactions	(522,167)
Net change in unrealized gains or losses on securities and foreign currency related transactions	3,188,318

Net realized and unrealized gains or losses on securities and foreign currency related transactions	2,666,151

Net increase in net assets resulting from operations	$ 2,692,140

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31, 2002

Operations
Net investment income		$ 25,989		$ 46,438
Net realized losses on securities and foreign currency related transactions		(522,167)		(10,414,241)
Net change in unrealized gains or losses on securities and foreign currency related transactions		3,188,318		1,534,770

Net increase (decrease) in net assets resulting from operations		2,692,140		(8,833,033)

Distributions to shareholders from
Net investment income
Class 1*		(44,377)		(15,071)
Class 2		(1,230)		0

Total distributions to shareholders		(45,607)		(15,071)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	25,529	179,140	57,593	480,193
Class 2	94,319	641,270	29,509	202,902

		820,410		683,095

Net asset value of shares issued in reinvestment of distributions
Class 1*	6,526	44,377	1,629	15,071
Class 2	181	1,230	0	0

		45,607		15,071

Payment for shares redeemed
Class 1 *	(246,313)	(1,696,522)	(707,740)	(5,348,630)
Class 2	(1,286)	(8,834)	(2,544)	(17,082)

		(1,705,356)		(5,365,712)

Net decrease in net assets resulting from
capital share transactions		(839,339)		(4,667,546)

Total increase (decrease) in net assets		1,807,194		(13,515,650)
Net assets
Beginning of period		21,223,718		34,739,368

End of period		$ 23,030,912		$ 21,223,718

Undistributed net investment income		$ 25,758		$ 45,376

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Masters Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.87% of the Fund's average daily net assets.

MFS Institutional Advisors, Inc., OppenheimerFunds, Inc. and Marsico Capital Management, LLC are investment sub-advisors to the Fund. Subject to the supervision of EIMC, each investment sub-advisor manages a segment of the Fund's portfolio in accordance with the Fund's investment objective and policies. Each investment sub-advisor is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $24,828.

During the six months ended June 30, 2003, the investment advisor waived its fees in the amount of $24,828, which represents 0.24% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $5,521 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $9,283,413 and $10,085,204, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $20,657,238. The gross unrealized appreciation and depreciation on securities based on tax cost was $3,008,563 and $691,501, respectively, with a net unrealized appreciation of $2,317,062.

As of December 31, 2002, the Fund had $15,226,911 in capital loss carryovers for federal income tax purposes with $4,005,403 expiring in 2009 and $11,221,508 expiring in 2010.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002, the Fund incurred and elected to defer post-October losses of $92,215.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $29.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566898   8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Omega Fund

Evergreen VA Omega Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
10	STATEMENT OF ASSETS AND LIABILITIES
11	STATEMENT OF OPERATIONS
12	STATEMENTS OF CHANGES IN NET ASSETS
13	NOTES TO FINANCIAL STATEMENTS
16	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Omega Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Maureen E. Cullinane, CFA
Large Cap Core Growth Team
Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/6/1997	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	16.59%	16.33%

Average annual return

1 year	3.37%	3.04%

5 year	1.09%	1.03%

Since portfolio inception	4.20%	4.14%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Omega Fund Class 1 shares,1 versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)
		Year Ended December 31,
CLASS 1[1]		2002[1]	2001	2000	1999[2]	1998[2]

Net asset value, beginning of period	$10.79	$14.46	$16.97	$19.98	$13.57	$11.10

Income from investment operations
Net investment income (loss)	(0.01)	(0.01)	(0.02)	0.01	(0.06)	(0.04)
Net realized and unrealized gains or losses on securities	1.80	(3.66)	(2.49)	(2.27)	6.47	2.51
Total from investment operations	1.79	(3.67)	(2.51)	(2.26)	6.41	2.47

Distributions to shareholders from
Net investment income	0	0	0	(0.01)	0	0
Net realized gains	0	0	0	(0.74)	0	0
Total distributions to shareholders	0	0	0	(0.75)	0	0

Net asset value, end of period	$12.58	$10.79	$14.46	$16.97	$19.98	$13.57

Total return[3]	16.59%	(25.38%)	(14.79%)	(12.46%)	47.24%	22.25%

Ratios and supplemental data
Net assets, end of period (thousands)	$80,064	$75,169	$108,873	$97,397	$24,176	$4,039
Ratios to average net assets
Expenses[4]	0.70%[5]	0.70%	0.72%	0.68%	0.96%	1.02%
Net investment income (loss)	(0.16%)[5]	(0.06%)	(0.16%)	0.07%	(0.35%)	(0.33%)
Portfolio turnover rate	120%	184%	181%	177%	120%	49%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment loss per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 2	Six Months Ended June 30, 2003 (unaudited)
		Year Ended December 31, 2002[1,2]

Net asset value, beginning of period	$10.78	$11.13

Income from investment operations
Net investment loss	(0.02)	(0.01)
Net realized and unrealized gains or losses on securities	1.78	(0.34)
Total from investment operations	1.76	(0.35)

Net asset value, end of period	$12.54	$10.78

Total return[3]	16.33%	(3.14%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,888	$822
Ratios to average net assets
Expenses[4]	0.96%[5]	0.96%[5]
Net investment loss	(0.45%)[5]	(0.27%)[5]
Portfolio turnover rate	120%	184%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment loss per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 98.2%
CONSUMER DISCRETIONARY 23.8%
Hotels, Restaurants & Leisure 3.9%
International Game Technology, Inc.	8,000	$ 818,640
Krispy Kreme Doughnuts, Inc. *	37,000	1,523,660
Panera Bread Co., Class A *	22,900	916,000
3,258,300
Household Durables 2.6%
Black & Decker Corp.	10,000	434,500
Furniture Brands International, Inc. *	30,000	783,000
Harman International Industries, Inc.	11,500	910,110
2,127,610
Internet & Catalog Retail 7.7%
Amazon.com, Inc. *	52,000	1,897,480
eBay, Inc. *	18,500	1,927,330
InterActiveCorp *	65,500	2,591,835
6,416,645
Media 2.4%
Comcast Corp., Class A *	42,000	1,210,860
Liberty Media Corp., Class A *	70,000	809,200
2,020,060
Specialty Retail 4.9%
Abercrombie & Fitch Co., Class A *	31,500	894,915
Best Buy Co., Inc. *	26,000	1,141,920
Chico's FAS, Inc. *	66,000	1,389,300
Pacific Sunwear of California, Inc. *	27,000	650,430
4,076,565
Textiles, Apparel & Luxury Goods 2.3%
Coach, Inc. *	20,000	994,800
Reebok International, Ltd. *	26,000	874,380
1,869,180
CONSUMER STAPLES 1.0%
Food Products 1.0%
McCormick & Co., Inc.	30,000	816,000
ENERGY 5.9%
Oil & Gas 5.9%
Apache Corp.	26,175	1,702,946
Devon Energy Corp.	30,000	1,602,000
XTO Energy, Inc.	77,000	1,548,470
4,853,416
FINANCIALS 2.2%
Capital Markets 0.5%
Ameritrade Holding Corp. *	60,000	444,600
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Diversified Financial Services 1.0%
Citigroup, Inc.	19,000	$ 813,200
Thrifts & Mortgage Finance 0.7%
PMI Group, Inc.	22,000	590,480
HEALTH CARE 30.1%
Biotechnology 4.5%
Amgen, Inc. *	12,500	830,500
Celgene Corp. *	20,000	608,000
Gilead Sciences, Inc. *	8,000	444,640
IDEC Pharmaceuticals Corp. *	21,000	714,000
MedImmune, Inc. *	18,800	683,756
Neurocrine Biosciences, Inc. *	10,000	499,400
3,780,296
Health Care Equipment & Supplies 7.4%
Boston Scientific Corp. *	20,500	1,252,550
Guidant Corp.	14,200	630,338
Medtronic, Inc.	41,500	1,990,755
Saint Jude Medical, Inc. *	18,000	1,035,000
Stryker Corp.	17,500	1,213,975
6,122,618
Health Care Providers & Services 4.8%
AmerisourceBergen Corp.	15,000	1,040,250
Caremark Rx, Inc. *	35,600	914,208
Health Management Associates, Inc., Class A	45,000	830,250
Mid Atlantic Medical Services, Inc. *	22,500	1,176,750
3,961,458
Pharmaceuticals 13.4%
Allergan, Inc.	11,000	848,100
Alpharma, Inc., Class A	37,000	799,200
Endo Pharmaceuticals Holdings, Inc. *	64,500	1,091,340
IVAX Corp. *	60,000	1,071,000
Mylan Laboratories, Inc.	42,000	1,460,340
Pfizer, Inc.	44,800	1,529,920
Pharmaceutical Resources, Inc. *	44,900	2,184,834
Teva Pharmaceutical Industries, Ltd., ADR	21,000	1,195,530
Watson Pharmaceuticals, Inc. *	23,000	928,510
11,108,774
INDUSTRIALS 10.3%
Commercial Services & Supplies 6.6%
Apollo Group, Inc., Class A *	37,000	2,285,120
Career Education Corp. *	26,500	1,813,130
Cendant Corp. *	73,000	1,337,360
5,435,610
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 1.2%
Chicago Bridge & Iron Co.	45,000	$ 1,020,600
Electrical Equipment 1.5%
Cooper Industries, Ltd., Class A	30,000	1,239,000
Machinery 1.0%
Paccar, Inc.	12,000	810,720
INFORMATION TECHNOLOGY 22.8%
Communications Equipment 2.0%
Cisco Systems, Inc. *	96,500	1,610,585
Computers & Peripherals 3.2%
Dell Computer Corp. *	33,500	1,070,660
Sandisk Corp. *	40,000	1,614,000
2,684,660
Electronic Equipment & Instruments 2.0%
Flextronics International, Ltd. *	60,000	623,400
FLIR Systems, Inc. *	15,000	452,250
Symbol Technologies, Inc.	46,000	598,460
1,674,110
Semiconductors & Semiconductor Equipment 6.0%
Altera Corp. *	45,000	738,000
Intel Corp.	50,000	1,039,200
Intersil Holding Corp., Class A *	20,000	532,200
OmniVision Technologies, Inc. *	15,000	468,000
QLogic Corp. *	25,000	1,208,250
Texas Instruments, Inc.	56,100	987,360
4,973,010
Software 9.6%
Amdocs, Ltd. *	70,000	1,680,000
Intuit, Inc. *	26,000	1,157,780
Magma Design Automation, Inc. *	35,000	600,250
Microsoft Corp.	52,500	1,344,525
Oracle Corp. *	121,500	1,460,430
Synopsys, Inc. *	6,500	402,025
Veritas Software Corp. *	46,000	1,318,820
7,963,830
MATERIALS 2.1%
Chemicals 1.4%
Praxair, Inc.	19,500	1,171,950
Metals & Mining 0.7%
Massey Energy Corp.	45,000	591,750
Total Common Stocks		81,435,027
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 2.6%
MUTUAL FUND SHARES 2.6%
Evergreen Institutional U.S. Government Money Market Fund (o)	2,207,729	$ 2,207,729
Total Investments (cost $71,761,791) 100.8%		83,642,756
Other Assets and Liabilities (0.8%)		(691,569)
Net Assets 100.0%		$ 82,951,187

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
ADR	American Depository Receipt
See Notes to Financial Statements

9

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 71,761,791
Net unrealized gains on securities	11,880,965

Market value of securities	83,642,756
Receivable for securities sold	828,908
Dividends receivable	18,088
Prepaid expenses and other assets	149

Total assets	84,489,901

Liabilities
Payable for securities purchased	1,524,727
Advisory fee payable	1,185
Distribution Plan expenses payable	19
Due to other related parties	228
Accrued expenses and other liabilities	12,555

Total liabilities	1,538,714

Net assets	$ 82,951,187

Net assets represented by
Paid-in capital	$ 133,308,230
Undistributed net investment loss	(60,126)
Accumulated net realized losses on securities	(62,177,882)
Net unrealized gains on securities	11,880,965

Total net assets	$ 82,951,187

Net assets consists of
Class 1	$ 80,063,505
Class 2	2,887,682

Total net assets	$ 82,951,187

Shares outstanding
Class 1	6,366,690
Class 2	230,315

Net asset value per share
Class 1	$ 12.58
Class 2	$ 12.54

See Notes to Financial Statements

10

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign witholding taxes of $655)	$ 202,045

Expenses
Advisory fee	193,360
Distribution Plan expenses	2,073
Administrative services fee	37,185
Transfer agent fees	427
Trustees' fees and expenses	571
Printing and postage expenses	10,689
Custodian fees	9,552
Professional fees	7,526
Other	883

Total expenses	262,266
Less: Expense reductions	(120)

Net expenses	262,146

Net investment loss	(60,101)

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(1,747,085)
Net change in unrealized gains or losses on securities	13,049,319

Net realized and unrealized gains or losses on securities	11,302,234

Net increase in net assets resulting from operations	$ 11,242,133

See Notes to Financial Statements

11

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31, 2002

Operations
Net investment loss		$ (60,101)		$ (58,733)
Net realized losses on securities		(1,747,085)		(17,942,076)
Net change in unrealized gains or losses on securities		13,049,319		(9,714,230)

Net increase (decrease) in net assets resulting from operations
		11,242,133		(27,715,039)

Capital share transactions
	Shares		Shares
Proceeds from shares sold
Class 1*	469,208	5,343,434	1,109,967	13,607,607
Class 2	156,251	1,774,610	80,470	890,102

		7,118,044		14,497,709

Payment for shares redeemed
Class 1*	(1,069,310)	(11,375,580)	(1,670,717)	(19,619,585)
Class 2	(2,263)	(24,424)	(4,143)	(44,719)

		(11,400,004)		(19,664,304)

Net decrease in net assets resulting from capital share transactions		(4,281,960)		(5,166,595)

Total increase (decrease) in net assets		6,960,173		(32,881,634)
Net assets
Beginning of period		75,991,014		108,872,648

End of period		$ 82,951,187		$ 75,991,014

Undistributed net investment loss		$ (60,126)		$ (25)

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

12

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Omega Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

13

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.52% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003.

EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $86,372 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $88,735,984 and $91,014,133, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $71,761,791. The gross unrealized appreciation and depreciation on securities based on tax cost was $12,798,139 and $917,174, respectively, with a net unrealized appreciation of $11,880,965.

14

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

As of December 31, 2002, the Fund had $58,092,683 in capital loss carryovers for federal income tax purposes with $6,039,575 expiring in 2008, $35,928,993 expiring in 2009 and $16,124,115 expiring in 2010.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002, the Fund has incurred and elected to defer post-October losses of $1,382,342.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $120.

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

15

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

16

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

17

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566901   8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Special Values Fund

Evergreen VA Special Values Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Special Values Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

James M. Tringas, CFA
Value Equity Team
Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 5/1/1998

	Class 1	Class 2
Class inception date	5/1/1998	7/31/2002

6-month return	5.82%	5.63%

Average annual return

1 year	-13.46%	-13.64%

5 year	7.91%	7.87%

Since portfolio inception	7.25%	7.21%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Special Values Fund Class 1 shares,1 versus a similar investment in the Russell 2000 Value Index (Russell 2000 Value) and the Consumer Price Index (CPI).

The Russell 2000 Value is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Value-based investments are subject to the risk that the broad market may not recognize their intrinsic value.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)

		Year Ended December 31,
CLASS 1[1]		2002[2]	2001	2000	1999	1998[2,3]

Net asset value, beginning of period	$ 10.65	$ 12.60	$ 11.70	$ 10.14	$ 9.58	$ 10.00

Income from investment operations
Net investment income	0.01	0.02	0.02	0.08	0.13	0.15
Net realized and unrealized gains or losses on securities	0.61	(1.58)	1.98	1.99	1.02	(0.45)
Total from investment operations	0.62	(1.56)	2.00	2.07	1.15	(0.30)

Distributions to shareholders from
Net investment income	0	(0.02)	(0.02)	(0.10)	(0.13)	(0.11)
Net realized gains	0	(0.37)	(1.08)	(0.41)	(0.46)	(0.01)
Total distributions to shareholders	0	(0.39)	(1.10)	(0.51)	(0.59)	(0.12)

Net asset value, end of period	$ 11.27	$ 10.65	$ 12.60	$ 11.70	$ 10.14	$ 9.58

Total return[4]	5.82%	(12.60%)	18.11%	20.71%	12.07%	(2.86%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 34,223	$ 32,300	$ 22,515	$ 10,400	$ 4,958	$ 2,282
Ratios to average net assets
Expenses[5]	1.00%[6]	1.00%	1.00%	1.02%	1.01%	1.02%[6]
Net investment income	0.23%[6]	0.18%	0.29%	1.01%	1.69%	2.49%[6]
Portfolio turnover rate	82%	61%	81%	82%	65%	16%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income per share is based on average shares outstanding during the period.
3 For the period from May 1, 1998 (commencement of class operations), to December 31, 1998.
4 Total return does not reflect charges attributable to your insurance company's separate account.
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended
CLASS 2	(unaudited)	December 31, 2002[1,2]

Net asset value, beginning of period	$ 10.65	$ 11.39

Income from investment operations
Net investment income (loss)	0	0.02
Net realized and unrealized gains or losses on securities	0.60	(0.49)
Total from investment operations	0.60	(0.47)

Distributions to shareholders from
Net investment income	0	(0.01)
Net realized gains	0	(0.26)
Total distributions to shareholders	0	(0.27)

Net asset value, end of period	$ 11.25	$ 10.65

Total return[3]	5.63%	(4.11%)

Ratios and supplemental data
Net assets, end of period (thousands)	$ 2,756	$ 1,055
Ratios to average net assets
Expenses[4]	1.26%[5]	1.28%[5]
Net investment income (loss)	(0.01%)[5]	0.46%[5]
Portfolio turnover rate	82%	61%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment income per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 88.3%
CONSUMER DISCRETIONARY 25.7%
Auto Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	1,510	$ 36,090
Superior Industries International, Inc.	12,370	515,829
551,919
Automobiles 0.3%
National RV Holdings, Inc. *	19,300	99,974
Hotels, Restaurants & Leisure 4.8%
Extended Stay America, Inc. *	5,000	67,450
La Quinta Corp. *	99,965	430,849
Papa John's International, Inc. *	11,290	316,684
Ryan's Family Steak Houses, Inc. *	25,410	355,740
Triarc Companies, Inc., Class A *	20,520	615,395
1,786,118
Household Durables 2.0%
Jarden Corp. *	2,200	60,874
Libbey, Inc.	9,600	217,920
Oneida, Ltd.	18,090	122,108
Skyline Corp.	1,200	36,000
Tupperware Corp.	21,220	304,719
741,621
Leisure Equipment & Products 0.5%
Boyds Collection, Ltd. *	38,400	180,864
Media 4.2%
Championship Auto Racing Teams, Inc. *	19,900	49,750
Liberty Corp.	11,145	473,663
Pulitzer, Inc.	14,200	701,764
World Wrestling Entertainment, Inc., Class A	20,000	205,800
Young Broadcasting, Inc., Class A *	6,140	129,738
1,560,715
Multi-line Retail 1.4%
Neiman Marcus Group, Class A *	14,565	533,079
Specialty Retail 6.2%
Barnes & Noble, Inc. *	11,250	259,312
Borders Group, Inc. *	13,760	242,314
Circuit City Stores, Inc.	17,000	149,600
Deb Shops, Inc.	590	11,092
Payless ShoeSource, Inc. *	48,630	607,875
Stein Mart, Inc. *	36,800	220,432
Too, Inc. *	2,630	53,258
Wet Seal, Inc. *	33,200	354,576
Zale Corp. *	9,640	385,600
2,284,059
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 4.8%
Cutter & Buck, Inc. *	18,700	$ 95,183
Kellwood Co.	9,610	303,964
Maxwell Shoe, Inc., Class A *	10,500	151,200
Nautica Enterprises, Inc. *	24,535	314,784
Russell Corp.	18,100	343,900
Stride Rite Corp.	14,850	147,906
Superior Uniform Group, Inc.	12,100	135,157
Tommy Hilfiger Corp. *	29,580	273,319
1,765,413
CONSUMER STAPLES 5.7%
Food & Staples Retailing 1.3%
Casey's General Stores, Inc.	34,700	490,658
Food Products 3.0%
Chiquita Brands International, Inc. *	12,860	186,470
Corn Products International, Inc.	9,540	286,486
Delta & Pine Land Co.	13,300	292,334
Fresh Del Monte Produce, Inc.	5,310	136,414
Lance, Inc.	14,500	132,385
Omega Protein Corp. *	12,000	61,200
1,095,289
Tobacco 1.4%
Universal Corp.	12,505	528,962
ENERGY 5.4%
Energy Equipment & Services 0.9%
Atwood Oceanics, Inc. *	12,510	339,646
Oil & Gas 4.5%
Berry Petroleum Co., Class A	11,520	206,784
Cabot Oil & Gas Corp., Class A	4,655	128,524
Forest Oil Corp. *	14,172	356,001
Patina Oil & Gas Corp.	9,191	295,491
Prima Energy Corp. *	7,500	156,600
Teekay Shipping Corp.	7,830	335,907
Tom Brown, Inc. *	6,500	180,635
1,659,942
FINANCIALS 9.9%
Capital Markets 2.7%
Eaton Vance Corp.	5,490	173,484
Investment Technology Group *	21,420	398,412
Nuveen Investments, Inc., Class A	6,630	180,601
SWS Group, Inc.	12,040	242,606
995,103
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Commercial Banks 1.2%
Mid-State Bancshares	12,050	$ 237,988
Washington Trust Bancorp, Inc.	8,700	200,013
438,001
Diversified Financial Services 0.4%
Leucadia National Corp.	4,230	157,018
Insurance 3.1%
CNA Surety Corp.	7,030	69,246
IPC Holdings, Ltd.	7,695	257,782
LandAmerica Financial Group, Inc.	3,970	188,575
Merchants Group, Inc.	2,000	40,900
MONY Group, Inc.	16,030	432,008
Stewart Information Services Corp. *	4,240	118,084
White Mountains Insurance Group, Ltd.	80	31,600
1,138,195
Real Estate 2.5%
Forest City Enterprises, Inc.	11,715	485,587
Post Property, Inc. REIT	9,980	264,470
Reckson Association Realty Corp. REIT	8,800	183,568
933,625
HEALTH CARE 5.3%
Health Care Equipment & Supplies 3.8%
Edwards Lifesciences Corp. *	7,560	242,978
Millipore Corp. *	6,800	301,716
Viasys Healthcare, Inc. *	22,230	460,161
West Pharmaceutical Services, Inc.	15,950	390,775
1,395,630
Health Care Providers & Services 1.5%
NDCHealth Corp.	4,800	88,080
Per-Se Technologies, Inc. *	42,660	479,072
567,152
INDUSTRIALS 16.8%
Aerospace & Defense 0.9%
Gencorp, Inc.	22,900	203,581
Ladish Co., Inc. *	22,400	148,288
351,869
Building Products 0.5%
Simpson Manufacturing, Inc. *	4,860	177,876
Commercial Services & Supplies 1.6%
Heidrick & Struggles International, Inc. *	16,990	214,414
John H. Harland Co.	13,890	363,362
577,776
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Construction & Engineering 0.4%
Butler Manufacturing Co.	9,340	$ 154,390
Cavco Industries, Inc. *	149	2,757
157,147
Electrical Equipment 3.2%
A.O. Smith Corp.	8,505	239,416
Belden, Inc.	35,620	566,002
Franklin Electric Co., Inc.	3,000	166,950
Genlyte Group, Inc. *	6,510	227,654
1,200,022
Machinery 7.2%
Ampco Pittsburgh Corp.	3,000	40,200
Briggs & Stratton Corp.	11,040	557,520
Circor International, Inc.	6,220	110,903
EnPro Industries, Inc. *	18,500	197,765
Joy Global, Inc. *	36,700	542,059
Kadant, Inc. *	25,639	480,731
Mueller Industries, Inc. *	26,460	717,331
2,646,509
Road & Rail 3.0%
Arkansas Best Corp.	16,630	395,628
Dollar Thrifty Automotive Group *	7,600	140,980
Laidlaw International, Inc.	8,900	66,216
RailAmerica, Inc. *	18,680	157,846
USF Corp.	12,680	341,979
1,102,649
INFORMATION TECHNOLOGY 7.8%
Communications Equipment 2.5%
3Com Corp. *	14,800	69,264
Adaptec, Inc. *	12,840	99,895
Black Box Corp.	3,800	137,560
Commscope, Inc. *	20,620	195,890
Computer Network Technology *	1,670	13,527
Harris Corp.	13,820	415,291
931,427
Computers & Peripherals 1.2%
Imation Corp.	8,475	320,524
Quantum Corp. *	33,510	135,716
456,240
Electronic Equipment & Instruments 0.7%
Kemet Corp. *	9,200	92,920
Technitrol, Inc. *	10,530	158,476
251,396
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Internet Software & Services 0.4%
Register.com, Inc. *	25,000	$ 146,500
Semiconductors & Semiconductor Equipment 1.5%
Credence Systems Corp. *	14,230	120,528
Lattice Semiconductor Corp. *	14,500	119,335
Standard Microsystems Corp. *	19,950	302,642
542,505
Software 1.5%
Novell, Inc. *	44,070	135,736
Roxio, Inc. *	9,200	61,548
Transaction Systems Architects, Inc., Class A *	40,600	363,776
561,060
MATERIALS 9.8%
Chemicals 1.9%
Arch Chemicals, Inc.	8,260	157,766
Octel Corp.	10,000	139,000
Olin Corp.	15,892	271,753
Wellman, Inc.	13,300	148,960
717,479
Construction Materials 1.5%
Centex Construction Products, Inc.	11,100	444,999
Lafarge North America, Inc.	3,920	121,128
566,127
Containers & Packaging 3.4%
Owens-Illinois, Inc. *	10,150	139,766
Packaging Corporation of America *	23,270	428,866
Rock-Tennessee Co., Class A	15,650	265,267
Silgan Holdings, Inc. *	13,000	406,640
1,240,539
Metals & Mining 2.2%
Commercial Metals Co.	6,310	112,255
Massey Energy Corp.	25,270	332,300
Quanex Corp.	11,840	351,885
796,440
Paper & Forest Products 0.8%
Deltic Timber Corp.	10,000	284,500
TELECOMMUNICATION SERVICES 1.9%
Diversified Telecommunication Services 1.9%
Commonwealth Telephone Enterprises *	15,687	689,757
Total Common Stocks		32,640,801
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

PREFERRED STOCKS 0.3%
MATERIALS 0.3%
Containers & Packaging 0.3%
Owens-Illinois, Inc.	3,600	$ 108,000
EXCHANGE TRADED FUND 2.9%
iShares Russell 2000 Value Fund	8,530	1,096,958
SHORT-TERM INVESTMENTS 8.7%
MUTUAL FUND SHARES 8.7%
Evergreen Institutional Money Market Fund (o)	3,218,163	3,218,163
Total Investments (cost $33,625,925) 100.2%		37,063,922
Other Assets and Liabilities (0.2%)		(84,651)
Net Assets 100.0%		$ 36,979,271

*	Non-income producing security
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
REIT	Real Estate Investment Trust
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 33,625,925
Net unrealized gains on securities	3,437,997

Market value of securities	37,063,922
Receivable for securities sold	52,692
Dividends receivable	27,344

Total assets	37,143,958

Liabilities
Payable for securities purchased	151,969
Advisory fee payable	684
Distribution Plan expenses payable	19
Due to other related parties	101
Accrued expenses and other liabilities	11,914

Total liabilities	164,687

Net assets	$ 36,979,271

Net assets represented by
Paid-in capital	$ 38,895,198
Undistributed net investment income	35,044
Accumulated net realized losses on securities	(5,388,968)
Net unrealized gains on securities	3,437,997

Total net assets	$ 36,979,271

Net assets consists of
Class 1	$ 34,223,421
Class 2	2,755,850

Total net assets	$ 36,979,271

Shares outstanding
Class 1	3,037,870
Class 2	244,908

Net asset value per share
Class 1	$ 11.27
Class 2	$ 11.25

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $5)	$ 185,519
Income from affiliate	13,384

Total investment income	198,903

Expenses
Advisory fee	140,637
Distribution Plan expenses	2,207
Administrative services fee	16,165
Transfer agent fees	299
Trustees' fees and expenses	119
Printing and postage expenses	20,461
Custodian fees	4,695
Professional fees	8,287
Other	1,058

Total expenses	193,928
Less: Expense reductions	(58)
Fee waivers	(30,011)

Net expenses	163,859

Net investment income	35,044

Net realized and unrealized gains or losses on securities
Net realized losses on securities	(5,033,981)
Net change in unrealized gains or losses on securities	6,941,366

Net realized and unrealized gains or losses on securities	1,907,385

Net increase in net assets resulting from operations	$ 1,942,429

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 35,044		$ 55,598
Net realized gains or losses on securities		(5,033,981)		440,400
Net change in unrealized gains or losses on securities		6,941,366		(6,018,333)

Net increase (decrease) in net assets resulting from operations		1,942,429		(5,522,335)

Distributions to shareholders from
Net investment income
Class 1*		0		(46,074)
Class 2		0		(1,044)
Net realized gains
Class 1*		0		(984,893)
Class 2		0		(17,597)

Total distributions to shareholders		0		(1,049,608)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	295,827	3,092,306	1,582,150	19,701,720
Class 2	153,102	1,606,471	102,029	1,089,241

		4,698,777		20,790,961

Net asset value of shares issued in reinvestment of distributions
Class 1*	0	0	91,052	1,030,967
Class 2	0	0	1,731	18,641

		0		1,049,608

Payment for shares redeemed
Class 1*	(289,759)	(2,946,754)	(629,019)	(7,011,661)
Class 2	(7,189)	(69,693)	(4,765)	(49,630)

		(3,016,447)		(7,061,291)

Net asset value of shares issued in acquisition
Class 1*	0	0	200,766	2,632,129

Net increase in net assets resulting from capital share transactions		1,682,330		17,411,407

Total increase in net assets		3,624,759		10,839,464
Net assets
Beginning of period		33,354,512		22,515,048

End of period		$ 36,979,271		$ 33,354,512

Undistributed net investment income		$ 35,044		$ 0

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Special Values Fund (formerly Evergreen VA Small Cap Value Fund), (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

c. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

d. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.87% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $30,011.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $30,011 which represents 0.19% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $11,457 to Wachovia Securities, LLC.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective on the close of business on June 14, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of Wachovia Special Values Fund II in a tax-free exchange for Class 1 shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $169,050. The aggregate net assets of the Fund and Wachovia Special

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Values Fund II immediately prior to the acquisition were $33,972,195 and $2,632,129, respectively. The aggregate net assets of the Fund immediately after the acquisition were $36,604,324.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $25,129,763 and $25,668,277 respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $33,625,925. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,548,136 and $1,110,139, respectively, with a net unrealized appreciation of $3,437,997.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002, the Fund incurred and elected to defer post-October losses of $314,376.

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $58.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566890    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Special Equity Fund

Evergreen VA Special Equity Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
12	STATEMENT OF ASSETS AND LIABILITIES
13	STATEMENT OF OPERATIONS
14	STATEMENTS OF CHANGES IN NET ASSETS
15	NOTES TO FINANCIAL STATEMENTS
20	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Special Equity Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Timothy M. Stevenson, CFA
Special Equity Team
Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 9/29/1999

	Class 1	Class 2

Class inception date	9/29/1999	7/31/2002

6-month return	20.14%	20.20%

Average annual return

1 year	0.47%	0.24%

Since portfolio inception	-3.49%	-3.55%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Special Equity Fund Class 1 shares,1 versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

This space left intentionally blank

1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower.The advisor is waiving a portion of its advisory fee. Had the fee not been waived, returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Smaller capitalization stock investing may offer the potential for greater long-term results; however, it is also generally associated with greater price volatility due to the higher risk of failure.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,
Class 1[1]	(unaudited)	2002[2]	2001	2000	1999[3]

Net asset value, beginning of period	$7.10	$9.75	$10.61	$11.84	$10.00

Income from investment operations
Net investment loss	(0.02)	(0.05)	(0.01)	(0.01)	0
Net realized and unrealized gains or losses on securities	1.45	(2.60)	(0.85)	(0.91)	1.88
Total from investment operations	1.43	(2.65)	(0.86)	(0.92)	1.88

Distributions to shareholders from net realized gains	0	0	0	(0.31)	(0.04)

Net asset value, end of period	$8.53	$7.10	$9.75	$10.61	$11.84

Total return[4]	20.14%	(27.18%)	(8.11%)	(8.34%)	18.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$32,272	$28,530	$43,162	$20,905	$3,059
Ratios to average net assets
Expenses[5]	1.03%[6]	1.03%	1.03%	1.04%	1.03%[6]
Net investment loss	(0.66%)[6]	(0.57%)	(0.21%)	(0.17%)	(0.07%)[6]
Portfolio turnover rate	141%	169%	160%	294%	104%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment loss is based on average shares outstanding during the period.
3 For the period from September 29, 1999 (commencement of class operations), to December 31, 1999.
4 Total return does not reflect charges attributable to your insurance company's separate account.
5 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
6 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended
	June 30, 2003	December 31,
Class 2	(unaudited)	2002[1,2]

Net asset value, beginning of period	$7.08	$7.26

Income from investment operations
Net investment loss	(0.02)	(0.02)
Net realized and unrealized gains or losses on securities	1.45	(0.16)
Total from investment operations	1.43	(0.18)

Net asset value, end of period	$8.51	$7.08

Total return[3]	20.20%	(2.48%)

Ratios and supplemental data
Net assets, end of period (thousands)	$187	$28
Ratios to average net assets
Expenses[4]	1.31%[5]	1.37%[5]
Net investment loss	(0.90%)[5]	(0.56%)[5]
Portfolio turnover rate	141%	169%

1 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
2 Net investment loss is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS 98.0%
CONSUMER DISCRETIONARY 14.0%
Auto Components 0.5%
CSK Auto Corp. *	9,915	$ 143,272
Hotels, Restaurants & Leisure 1.2%
GTECH Holdings Corp. *	5,238	197,211
Station Casinos, Inc. *	7,914	199,828
397,039
Household Durables 1.3%
Hovnanian Enterprises, Inc., Class A *	2,746	161,877
Jarden Corp. *	5,729	158,521
Matthews International Corp., Class A	4,561	112,930
433,328
Leisure Equipment & Products 0.6%
K2, Inc. *	16,460	201,635
Media 0.5%
Getty Images, Inc. *	4,070	168,091
Software 0.4%
Serena Software, Inc.	6,158	128,579
Specialty Retail 6.3%
Blue Rhino Corp. *	6,962	83,474
Bombay Company, Inc. *	14,453	153,636
Hollywood Entertainment Corp. *	5,770	99,244
Hot Topic, Inc. *	4,943	133,016
Jos. A. Bank Clothiers, Inc. *	6,521	217,997
Movie Gallery, Inc. *	8,434	155,607
Pacific Sunwear of California, Inc. *	11,929	287,370
Rent-A-Center, Inc. *	3,618	274,281
Sharper Image Corp. *	8,052	219,578
Tractor Supply Co. *	7,351	351,010
West Marine, Inc.	3,590	62,861
2,038,074
Textiles, Apparel & Luxury Goods 3.2%
Kellwood Co.	4,213	133,257
Quiksilver, Inc. *	17,435	287,503
Reebok International, Ltd. *	7,160	240,791
Timberland Co., Class A	2,510	132,679
Wolverine World Wide, Inc.	13,030	250,958
1,045,188
CONSUMER STAPLES 0.9%
Food Products 0.9%
Hain Celestial Group, Inc. *	7,589	121,348
Peets Coffee & Tea, Inc. *	9,881	172,522
293,870
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
ENERGY 4.4%
Energy Equipment & Services 1.4%
Matrix Service Co.	6,077	$ 104,403
Oceaneering International, Inc. *	6,167	157,567
Oil States International, Inc. *	16,174	195,705
457,675
Oil & Gas 3.0%
Denbury Resources, Inc. *	14,853	199,476
Headwaters, Inc. *	9,850	144,696
Houston Exploration Co. *	3,807	132,103
Newfield Exploration Co. *	3,200	120,160
Patina Oil & Gas Corp.	5,677	182,515
St. Mary Land & Exploration Co.	6,602	180,235
959,185
FINANCIALS 8.7%
Commercial Banks 4.0%
Alabama National BanCorp.	3,926	190,332
East West Bancorp, Inc.	6,657	240,584
PrivateBancorp, Inc.	7,610	207,525
Southern Financial Bancorp, Inc.	2,429	74,230
Sun Bancorp, Inc.	3,714	73,909
UCBH Holdings, Inc.	12,295	352,620
Wintrust Financial Corp.	5,051	149,510
1,288,710
Consumer Finance 1.4%
Cash America International, Inc.	23,725	313,644
World Acceptance Corp.	9,810	159,707
473,351
Insurance 0.5%
Hilb, Rogal and Hamilton Co.	4,897	166,694
Real Estate 0.4%
Impac Mortgage Holdings, Inc.	7,753	129,398
Thrifts & Mortgage Finance 2.4%
BankUnited Financial Corp. *	7,844	158,057
Connecticut Bancshares, Inc.	4,290	168,382
Hawthorne Financial Corp. *	7,923	274,611
ITLA Capital Corp. *	4,212	170,291
771,341
HEALTH CARE 18.8%
Biotechnology 5.9%
Cell Therapeutics, Inc. *	27,783	270,329
Charles River Laboratories International, Inc.	10,440	335,959
Connetics Corp. *	10,526	157,574
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Biotechnology continued
Corixa Corp. *	26,896	$ 207,906
Genencor International, Inc.	10,672	175,768
Idexx Laboratories, Inc. *	8,478	285,539
Invitrogen Corp. *	2,639	101,259
Trimeris, Inc. *	1,255	57,328
United Therapeutics Corp. *	14,953	325,676
1,917,338
Health Care Equipment & Supplies 7.4%
Bio-Rad Laboratories, Inc., Class A *	6,128	339,185
Biosite, Inc. *	5,822	280,038
Cooper Companies, Inc.	7,086	246,380
IGEN International *	2,663	83,618
Immucor Corp. *	13,580	295,908
Inamed Corp. *	5,082	272,853
Kensey Nash Corp. *	8,711	226,486
Merit Medical Systems, Inc.	9,433	188,471
Orasure Technologies, Inc. *	19,985	149,088
Polymedica Corp.	1,707	78,164
Varian Medical Systems, Inc. *	4,300	247,551
2,407,742
Health Care Providers & Services 2.8%
Coventry Health Care, Inc. *	5,629	259,835
Hanger Orthopedic Group *	14,458	165,544
Mid Atlantic Medical Services, Inc. *	3,760	196,648
VCA Antech, Inc. *	14,282	279,499
901,526
Pharmaceuticals 2.7%
Adolor Corp. *	16,923	207,645
American Pharmaceutical Partners, Inc. *	6,700	227,130
Amylin Pharmaceuticals, Inc. *	7,534	164,919
Bradley Pharmaceuticals, Inc., Class A *	15,909	262,499
862,193
INDUSTRIALS 13.7%
Aerospace & Defense 2.9%
Alliant Techsystems, Inc.	2,381	123,598
Aviall, Inc. *	9,984	113,518
Engineered Support Systems, Inc.	6,510	272,443
Moog, Inc., Class A *	7,944	276,054
Teledyne Technologies, Inc. *	13,347	174,846
960,459
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Building Products 0.5%
Trex Co., Inc. *	4,279	$ 167,951
Commercial Services & Supplies 6.5%
Arbitron, Inc. *	3,572	127,520
Charles River Associates, Inc.	3,728	105,391
Corrections Corporation of America *	7,957	201,551
eSPEED, Inc., Class A *	13,167	260,180
FTI Consulting, Inc. *	9,026	225,379
Global Imaging Systems, Inc. *	14,837	343,625
Kroll, Inc. *	5,367	145,231
Startek, Inc.	1,795	47,209
Stericycle, Inc. *	7,209	277,402
Tetra Tech, Inc. *	15,046	257,738
Waste Connections, Inc. *	3,065	107,428
2,098,654
Machinery 2.2%
Briggs & Stratton Corp.	5,290	267,145
Cascade Corp.	7,215	125,541
Ceradyne, Inc.	8,925	167,165
Dionex Corp. *	4,158	165,281
725,132
Road & Rail 1.6%
Covenant Transport, Inc., Class A *	7,611	129,387
Genesee & Wyoming, Inc., Class A *	4,136	85,077
Old Dominion Freight Lines, Inc.	8,158	176,376
P.A.M. Transportation Services, Inc. *	4,858	117,564
508,404
INFORMATION TECHNOLOGY 30.2%
Communications Equipment 6.3%
Advanced Fibre Communications, Inc. *	16,979	276,248
Avocent Corp. *	9,206	275,536
CCC Information Services Group, Inc. *	13,416	194,532
Foundry Networks, Inc. *	17,137	246,773
Interdigital Commerce Corp. *	12,770	298,435
McDATA Corp., Class A	24,468	358,946
Safenet, Inc.	11,373	318,216
Tekelec, Inc. *	8,070	91,191
2,059,877
Computers & Peripherals 5.6%
Advanced Digital Information Corp. *	26,913	268,861
Avid Technology, Inc. *	5,190	182,013
Cray, Inc. *	30,802	243,336
Electronics for Imaging, Inc. *	9,187	186,404
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Computers & Peripherals continued
Imation Corp. *	5,890	$ 222,760
Mercury Computer Systems, Inc. *	5,500	99,880
Rainbow Technologies, Inc.	16,694	140,397
Sandisk Corp. *	6,862	276,882
Western Digital Corp. *	18,255	188,026
1,808,559
Electronic Equipment & Instruments 4.6%
Benchmark Electronics, Inc. *	6,582	202,462
FLIR Systems, Inc. *	13,189	397,649
Hutchinson Technology, Inc.	3,945	129,751
II-VI, Inc. *	7,640	176,331
Invision Technologies, Inc. *	7,561	187,891
OSI Systems, Inc. *	4,105	65,926
Rofin Sinar Technologies, Inc.	7,881	110,807
Trimble Navigation, Ltd. *	10,413	238,770
1,509,587
Energy Equipment & Services 0.6%
Lexar Media, Inc.	20,509	195,656
Internet Software & Services 2.5%
Infospace, Inc.	13,114	177,957
J2 Global Communications, Inc. *	9,310	428,074
United Online, Inc. *	7,560	191,570
797,601
IT Services 3.0%
CACI International, Inc., Class A *	4,900	168,070
Cognizant Technology Solutions Corp., Class A *	15,438	376,070
Compucom Systems, Inc. *	15,980	72,229
eResearch Technology, Inc. *	11,906	263,837
Mantech International Corp., Class A *	5,257	100,829
981,035
Semiconductors & Semiconductor Equipment 3.9%
MEMC Electronic Materials, Inc. *	18,162	177,988
OmniVision Technologies, Inc. *	8,765	273,468
Power Integrations, Inc. *	10,358	251,906
Silicon Laboratories, Inc. *	10,346	275,617
White Electronic Designs Corp. *	26,815	283,971
1,262,950
Software 3.7%
ANSYS, Inc. *	5,670	176,337
Digital River, Inc.	14,281	275,623
Hyperion Solutions Corp. *	7,144	241,181
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Software continued
NetScreen Technologies, Inc. *	5,859	$ 132,121
Progress Software Corp. *	6,150	127,490
Scansoft, Inc. *	43,082	233,935
1,186,687
MATERIALS 2.5%
Chemicals 2.5%
Airgas, Inc. *	8,585	143,799
MacDermid, Inc.	7,187	189,018
Methanex Corp.	25,118	268,486
Scotts Co., Class A *	4,015	198,743
800,046
TELECOMMUNICATION SERVICES 4.8%
Diversified Telecommunication Services 1.9%
Cincinnati Bell, Inc.	49,182	329,519
General Communication, Inc. *	8,707	75,403
Level 3 Communications, Inc.	30,446	202,161
607,083
Wireless Telecommunications Services 2.9%
Boston Communications Group *	18,920	324,100
Nextel Partners, Inc., Class A *	52,359	382,221
Western Wireless Corp., Class A *	20,674	238,371
944,692
Total Investments (cost $25,993,788) 98.0%		31,798,602
Other Assets and Liabilities 2.0%		659,901
Net Assets 100.0%		$ 32,458,503
* Non income producing security
See Notes to Financial Statements

11

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 25,993,788
Net unrealized gains on securities	5,804,814

Market value of securities	31,798,602
Cash	499,244
Receivable for securities sold	220,009
Dividends receivable	9,854

Total assets	32,527,709

Liabilities
Payable for securities purchased	58,955
Advisory fee payable	658
Due to other related parties	89
Accrued expenses and other liabilities	9,504

Total liabilities	69,206

Net assets	$ 32,458,503

Net assets represented by
Paid-in capital	$ 42,961,060
Undistributed net investment loss	(93,248)
Accumulated net realized losses on securities	(16,214,123)
Net unrealized gains on securities	5,804,814

Total net assets	$ 32,458,503

Net assets consists of
Class 1	$ 32,271,894
Class 2	186,609

Total net assets	$ 32,458,503

Shares outstanding
Class 1	3,781,167
Class 2	21,916

Net asset value per share
Class 1	$ 8.53
Class 2	$ 8.51

See Notes to Financial Statements

12

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $1,079)	$ 48,014

Expenses
Advisory fee	128,979
Distribution Plan expenses	109
Administrative services fee	14,019
Transfer agent fees	392
Trustees' fees and expenses	288
Printing and postage expenses	10,769
Custodian fees	3,400
Professional fees	7,471
Interest expense	960
Other	6,545

Total expenses	172,932
Less: Expense reductions	(3,536)
Fee waivers	(28,134)

Net expenses	141,262

Net investment loss	(93,248)

Net realized and unrealized gains or losses on securities
Net realized gains on securities	805,896
Net change in unrealized gains or losses on securities	4,149,514

Net realized and unrealized gains or losses on securities	4,955,410

Net increase in net assets resulting from operations	$ 4,862,162

See Notes to Financial Statements

13

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment loss		$ (93,248)		$ (200,663)
Net realized gains or losses on securities		805,896		(8,621,105)
Net change in unrealized gains or losses on securities		4,149,514		(3,106,315)

Net increase (decrease) in net assets resulting from operations		4,862,162		(11,928,083)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1 *	2,384,884	18,514,281	1,802,419	15,436,401
Class 2	19,511	144,179	3,953	28,207

		18,658,460		15,464,608

Payment for shares redeemed
Class 1 *	(2,623,727)	(19,608,553)	(2,211,303)	(18,140,461)
Class 2	(1,545)	(11,310)	(3)	(22)

		(19,619,863)		(18,140,483)

Net decrease in net assets resulting from capital share transactions		(961,403)		(2,675,875)

Total increase (decrease) in net assets		3,900,759		(14,603,958)
Net assets
Beginning of period		28,557,744		43,161,702

End of period		$ 32,458,503		$ 28,557,744

Undistributed net investment income (loss)		$ (93,248)		$ 0

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

14

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Special Equity Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

15

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.92% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $28,134.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $28,134 which represents 0.20% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended June 30, 2003, the Fund paid brokerage commissions of $8,796 to Wachovia Securities, LLC.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $39,583,075 and $41,120,678, respectively, for the six months ended June 30, 2003.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $25,993,788. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,097,242 and $292,428, respectively, with a net unrealized appreciation of $5,804,814.

As of December 31, 2002, the Fund had $16,197,219 in capital loss carryovers for federal income tax purposes with $495,868 expiring in 2008, $6,523,784 expiring in 2009 and $9,177,567 expiring in 2010.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002, the Fund incurred and elected to defer post-October losses of $571,711.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $3,536, which represents 0.03% of its average daily net assets (on an annualized basis).

8. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

During the six months ended June 30, 2003, the Fund had average borrowings outstanding of $105,974 at a rate of 1.84%, and paid interest of $960.

10. CONCENTRATION OF RISK

The Fund may invest a substantial portion of its assets in an industry or sector and, therefore, may be more affected by changes in that industry or sector than would be a comparable mutual fund that is not heavily weighted in any industry or sector.

18

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19

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

20

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

21

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566897   8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen VA Strategic Income Fund

Evergreen VA Strategic Income Fund: Semiannual Report as of June 30, 2003

1	LETTER TO SHAREHOLDERS
2	FUND AT A GLANCE
4	FINANCIAL HIGHLIGHTS
6	SCHEDULE OF INVESTMENTS
14	STATEMENT OF ASSETS AND LIABILITIES
15	STATEMENT OF OPERATIONS
16	STATEMENTS OF CHANGES IN NET ASSETS
17	NOTES TO FINANCIAL STATEMENTS
24	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment
Management Company, LLC. Copyright 2003.

LETTER TO SHAREHOLDERS

August 2003

Dennis H. Ferro President and Chief Investment Officer

We are pleased to provide the semiannual report for Evergreen VA Strategic Income Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC

1

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Prescott B. Crocker, CFA
High Yield Bond Team
Lead Manager

PERFORMANCE AND RETURNS1

Portfolio inception date: 3/6/1997

	Class 1	Class 2
Class inception date	3/6/1997	7/31/2002

6-month return	11.38%	11.17%

Average annual return

1 year	20.33%	20.04%

5 year	7.05%	7.00%

Since portfolio inception	7.05%	7.01%

LONG-TERM GROWTH

Comparison of a $10,000 investment in Evergreen VA Strategic Income Fund Class 1 shares,1 versus a similar investment in the Lehman Brothers Aggregate Bond Index (LBABI) and the Consumer Price Index (CPI).

The LBABI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

2

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1 Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. The performance of each class may vary based on differences in fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class 2 prior to its inception is based on the performance of Class 1, the original class offered. The historical returns for Class 2 have not been adjusted to reflect the effect of the class' 12b-1 fee. Class 2 pays a 12b-1 fee of 0.25%. Class 1 does not pay a 12b-1 fee. If these fees had been reflected, returns for Class 2 would have been lower. Returns reflect expense limits previously in effect, without which returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

3

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)[2]

		Year Ended December 31,
CLASS 1[1]		2002[2]	2001[2]	2000	1999[2]	1998[2]

Net asset value, beginning of period	$ 9.88	$ 9.03	$ 9.01	$ 10.56	$ 10.39	$ 10.20

Income from investment operations
Net investment income	0.33	0.59	0.62	0.85	0.73	0.64
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.79	0.81	(0.06)	(0.93)	(0.56)	(0.04)
Total from investment operations	1.12	1.40	0.56	(0.08)	0.17	0.60

Distributions to shareholders from
Net investment income	(0.03)	(0.55)	(0.54)	(1.29)	0	(0.41)
Tax return of capital	0	0	0	(0.18)	0	0
Total distributions	(0.03)	(0.55)	(0.54)	(1.47)	0	(0.41)

Net asset value, end of period	$ 10.97	$ 9.88	$ 9.03	$ 9.01	$ 10.56	$ 10.39

Total return[3]	11.38%	15.52%	6.21%	(0.69%)	1.64%	5.91%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 48,778	$ 37,693	$ 23,486	$ 17,950	$ 18,076	$ 11,182
Ratios to average net assets
Expenses[4]	0.78%[5]	0.79%	0.81%	0.84%	0.84%	1.02%
Net investment income	6.45%[5]	6.12%	6.65%	8.69%	7.02%	6.05%
Portfolio turnover rate	62%	189%	287%	302%	205%	231%

1 Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
2 Net investment income per share is based on average shares outstanding during the period.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

4

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

CLASS 2	Six Months Ended June 30, 2003 (unaudited)[1]
		Year Ended December 31, 2002[1,2]

Net asset value, beginning of period	$ 9.88	$ 9.57

Income from investment operations
Net investment income	0.32	0.26
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.78	0.59
Total from investment operations	1.10	0.85

Distributions to shareholders from
Net investment income	(0.03)	(0.54)

Net asset value, end of period	$ 10.95	$ 9.88

Total return[3]	11.17%	8.88%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 1,887	$ 339
Ratios to average net assets
Expenses[4]	1.04%[5]	1.05%[5]
Net investment income	6.20%[5]	6.12%[5]
Portfolio turnover rate	62%	189%

1 Net investment income per share is based on average shares outstanding during the period.
2 For the period from July 31, 2002 (commencement of class operations), to December 31, 2002.
3 Total return does not reflect charges attributable to your insurance company's separate account.
4 The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
5 Annualized
See Notes to Financial Statements

5

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS 32.8%
CONSUMER DISCRETIONARY 12.6%
Auto Components 2.1%
Collins & Aikman Corp., 10.75%, 12/31/2011	B	$ 120,000	$ 106,200
Dana Corp., 9.00%, 08/15/2011 (p)	BB	170,000	184,875
HLI Operating Co., Inc., 10.50%, 06/15/2010 144A	B+	500,000	527,500
Intermet Corp., 9.75%, 06/15/2009	B+	75,000	72,375
R.J. Tower Corp., 12.00%, 06/01/2013 144A	B	170,000	164,050
1,055,000
Automobiles 0.4%
United Auto Group, Inc., 9.625%, 03/15/2012	B	170,000	182,750
Hotels, Restaurants & Leisure 3.6%
Ameristar Casinos, Inc., 10.75%, 02/15/2009 (p)	B	115,000	130,956
AMF Bowling Worldwide, Inc., 13.00%, 09/01/2008	B3	170,000	186,150
Argosy Gaming Co., 10.75%, 06/01/2009	B+	300,000	330,000
Chumash Casino & Resort Enterprise, 9.00%, 07/15/2010 144A	BB-	30,000	32,550
Coast Hotels & Casinos, Inc., 9.50%, 04/01/2009	B	100,000	107,500
Isle of Capri Casinos, Inc., 8.75%, 04/15/2009	B	100,000	107,000
John Q Hammons Hotels LP, Ser. B, 8.875%, 05/15/2012	B	75,000	79,125
La Quinta Corp., 8.875%, 03/15/2011 144A	BB-	70,000	74,900
Mandalay Resort Group, Ser. B, 10.25%, 08/01/2007 (p)	BB-	100,000	113,500
Motor Gaming Group, Inc., 9.75%, 04/01/2010 144A	B+	170,000	175,950
Station Casinos, Inc., 9.875%, 07/01/2010	B+	100,000	110,500
Vail Resorts, Inc., 8.75%, 05/15/2009	B	100,000	105,000
Venetian Casino Resort LLC, 11.00%, 06/15/2010	B-	250,000	283,125
1,836,256
Household Durables 2.2%
K. Hovnanian Enterprises, Inc., 10.50%, 10/01/2007	BB	105,000	123,769
KB Home, 8.625%, 12/15/2008	BB-	30,000	34,200
Meritage Corp., 9.75%, 06/01/2011	B	90,000	99,900
Schuler Homes, Inc., 10.50%, 07/15/2011	B+	160,000	184,800
Sealy Mattress Co.:
9.875%, 12/15/2007 144A	B-	40,000	40,000
Ser. B, 9.875%, 12/15/2007 (p)	B-	130,000	130,000
Simmons Co., Ser. B, 10.25%, 03/15/2009 (p)	B-	100,000	107,500
Standard Pacific Corp., 7.75%, 03/15/2013	BB	100,000	106,250
Technical Olympic USA, Inc., 9.00%, 07/01/2010	B+	115,000	124,775
WCI Communities, Inc., 9.125%, 05/01/2012	B	170,000	181,900
1,133,094
Leisure Equipment & Products 0.2%
ICON Health & Fitness, Inc., 11.25%, 04/01/2012	B-	100,000	107,000
Media 2.4%
AMC Entertainment, Inc., 9.875%, 02/01/2012	CCC+	100,000	108,000
CBD Media LLC/CBD Finance, Inc., 8.625%, 06/01/2011 144A	B-	200,000	207,000
CSC Holdings, Inc., 7.625%, 04/01/2011 (p)	BB-	110,000	111,650
See Notes to Financial Statements

6

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Media continued
EchoStar DBS Corp., 9.375%, 02/01/2009	BB-	$ 285,000	$ 305,306
Emmis Communications Corp.:
Ser. B, 8.125%, 03/15/2009	B-	30,000	31,575
Sr. Disc. Note, Step Bond, 0.00%, 03/15/2006 †(p)	B-	320,000	278,400
Hollywood Entertainment Corp., 9.625%, 03/15/2011	B-	170,000	186,788
1,228,719
Multi-line Retail 0.1%
Saks, Inc., 9.875%, 10/01/2011 (p)	BB	20,000	22,600
Specialty Retail 1.6%
CSK Auto, Inc., 12.00%, 06/15/2006	B	170,000	189,550
Gap, Inc., 6.90%, 09/15/2007	BB+	80,000	86,600
Mothers Work, Inc., 11.25%, 08/01/2010	B+	170,000	184,450
Office Depot, Inc., 10.00%, 07/15/2008	BB+	100,000	119,250
Petco Animal Supplies, Inc., 10.75%, 11/01/2011	B	100,000	114,500
Weight Watchers International, Inc., 13.00%, 10/01/2009	B+	100,000	115,500
809,850
CONSUMER STAPLES 2.6%
Food & Staples Retailing 0.8%
Delhaize America, Inc., 8.125%, 04/15/2011	BB+	125,000	137,500
Rite Aid Corp.:
9.50%, 02/15/2011 144A	B+	50,000	54,000
12.50%, 09/15/2006	B+	170,000	191,250
382,750
Food Products 1.6%
Chiquita Brands International, Inc., 10.56%, 03/15/2009	B-	140,000	152,600
Corn Products International, Inc., 8.25%, 07/15/2007	BBB-	505,000	560,550
Dole Food, Inc., 7.25%, 06/15/2010 144A	BB-	115,000	115,863
829,013
Household Products 0.2%
Windmere Durable Holdings, Inc., 10.00%, 07/31/2008	B-	100,000	105,500
ENERGY 3.1%
Energy Equipment & Services 1.2%
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013 144A	BB+	100,000	104,500
Parker Drilling Co., Ser. B, 10.125%, 11/15/2009	B+	300,000	325,500
SESI LLC, 8.875%, 05/15/2011	BB-	160,000	172,800
602,800
Oil & Gas 1.9%
Chesapeake Energy Corp., 8.125%, 04/01/2011	B+	100,000	108,250
General Maritime Corp., 10.00%, 03/15/2013 144A	B+	145,000	159,500
GulfTerra Energy Partners LP, 6.25%, 06/01/2010 144A	BB	130,000	130,325
Pioneer Natural Resources Co., 9.625%, 04/01/2010	BB+	150,000	186,269
See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil & Gas continued
Plains Exploration & Production Co. LP:
8.75%, 07/01/2012	B	$ 130,000	$ 139,750
8.75%, 07/01/2012 144A	B	40,000	43,000
Stone Energy Corp., 8.25%, 12/15/2011	B+	90,000	95,400
Tri-Union Development Corp., 12.50%, 06/01/2006	D	40,812	30,609
Vintage Petroleum, Inc., 9.75%, 06/30/2009	B	80,000	86,400
979,503
FINANCIALS 0.9%
Insurance 0.4%
Crum & Forster Holdings Corp., 10.375%, 06/15/2013 144A	BB	200,000	203,500
Real Estate 0.5%
MeriStar Hospitality Corp., 9.125%, 01/15/2011 REIT	B-	130,000	128,050
Universal City Development Partners, 11.75%, 04/01/2010 144A	B-	130,000	143,325
271,375
HEALTH CARE 1.4%
Health Care Equipment & Supplies 0.5%
Advanced Medical Optics, Inc., 9.25%, 07/15/2010	B	130,000	141,700
Alaris Medical Systems, Inc., Ser. B, 11.625%, 12/01/2006	B+	90,000	109,800
251,500
Health Care Providers & Services 0.9%
Ameripath, Inc., 10.50%, 04/01/2013 144A	B-	125,000	134,688
Pacificare Health Systems, Inc., 10.75%, 06/01/2009	B+	170,000	195,925
Vicar Operating, Inc., 9.875%, 12/01/2009	B-	100,000	110,000
440,613
INDUSTRIALS 2.2%
Commercial Services & Supplies 1.5%
Allied Waste, Inc., 10.00%, 08/01/2009 (p)	B+	465,000	496,387
Coinmach Corp., 9.00%, 02/01/2010	B	70,000	75,250
United Rentals, Inc., 10.75%, 04/15/2008 (p)	BB-	175,000	192,063
763,700
Electrical Equipment 0.2%
Stoneridge, Inc., 11.50%, 05/01/2012 (p)	B	75,000	84,375
Machinery 0.4%
AGCO Corp., 8.50%, 03/15/2006	BB-	100,000	100,250
SPX Corp., 7.50%, 01/01/2013	BB+	85,000	92,437
192,687
Marine 0.1%
CP Ships, Ltd., 10.375%, 07/15/2012	BB+	75,000	84,094
See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY 0.4%
Office Electronics 0.2%
Xerox Corp.:
7.125%, 06/15/2010	B+	$ 55,000	$ 55,206
7.625%, 06/15/2013	B+	55,000	55,344
110,550
Semiconductors & Semiconductor Equipment 0.2%
Fairchild Semiconductor Corp., 10.375%, 10/01/2007	B	100,000	105,688
MATERIALS 4.6%
Chemicals 1.6%
Acetex Corp., 10.875%, 08/01/2009	B+	100,000	111,625
Equistar Chemicals LP, 10.625%, 05/01/2011 144A	BB	65,000	66,950
Ethyl Corp., 8.875%, 05/01/2010 144A	B	35,000	35,875
FMC Corp., 10.25%, 11/01/2009	BB+	100,000	113,000
Huntsman International LLC, 9.875%, 03/01/2009 144A	B	170,000	177,650
Lyondell Chemical Co.:
9.50%, 12/15/2008	BB	45,000	42,975
Ser. A, 9.625%, 05/01/2007	BB	125,000	123,125
Noveon, Inc., Ser. B, 11.00%, 02/28/2011	B	125,000	142,500
813,700
Containers & Packaging 1.5%
Four M Corp., Ser. B, 12.00%, 06/01/2006	B	150,000	151,500
Jarden Corp., 9.75%, 05/01/2012	B-	130,000	139,750
Jefferson Smurfit Corp., 7.50%, 06/01/2013 144A	B	170,000	174,250
Owens-Brockway Glass Container, Inc.:
8.75%, 11/15/2012	BB	170,000	185,300
8.875%, 02/15/2009	BB	95,000	103,550
754,350
Metals & Mining 0.8%
Freeport-McMoRan Copper & Gold, Inc.:
7.50%, 11/15/2006	B-	130,000	134,225
10.125%, 02/01/2010	B-	170,000	190,400
Peabody Energy Corp., 6.875%, 03/15/2013 144A	BB-	60,000	63,150
U.S. Steel Corp., 10.75%, 08/01/2008	BB-	10,000	10,550
398,325
Paper & Forest Products 0.7%
Buckeye Cellulose Corp., 8.50%, 12/15/2005	B+	170,000	170,000
Georgia Pacific Corp., 8.125%, 05/15/2011 (p)	BB+	175,000	180,687
350,687
See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES 3.6%
Diversified Telecommunication Services 1.7%
FairPoint Communications, Inc., 12.50%, 05/01/2010	B-	$ 135,000	$ 143,775
Paxson Communications Corp.:
10.75%, 07/15/2008 (p)	CCC+	175,000	189,000
Sr. Disc. Note, Step Bond, 0.00%, 01/15/2006 †	CCC+	65,000	54,600
Qwest Communications International, Inc., Ser. B, 7.50%, 11/01/2008	CCC+	250,000	232,500
RCN Corp., Sr. Disc. Note, Step Bond, 9.80%, 02/15/2008 †	CCC-	605,000	232,925
852,800
Wireless Telecommunications Services 1.9%
AT&T Wireless Services, Inc., 7.875%, 03/01/2011	BBB	280,000	331,273
Dobson Communications Corp., 10.875%, 07/01/2010	CCC+	170,000	184,450
Nextel Communications, Inc., 9.375%, 11/15/2009	B	200,000	215,750
Nextel Partners, Inc., 11.00%, 03/15/2010 (p)	CCC+	200,000	217,000
948,473
UTILITIES 1.4%
Multi-Utilities & Unregulated Power 1.4%
El Paso Energy Partners LP, 8.50%, 06/01/2011	BB-	130,000	139,750
El Paso Production Holding Co., 7.75%, 06/01/2013 144A	B+	170,000	170,425
Reliant Resources, Inc.:
9.25%, 07/15/2010 144A	B	200,000	202,000
9.50%, 07/15/2013 144A	B	200,000	202,500
714,675
Total Corporate Bonds			16,615,927
FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 0.8%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
Vivendi Universal, 9.50%, 04/15/2010, EUR	B+	150,000	201,524
MATERIALS 0.4%
Containers & Packaging 0.4%
Crown European Holdings SA, 10.25%, 03/01/2011, EUR	B+	170,000	207,275
Total Foreign Bonds-Corporate			408,799
FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) 22.6%
Australia:
6.50%, 05/15/2013, AUD	AAA	1,700,000	1,270,049
6.75%, 11/15/2006, AUD	AAA	1,370,000	984,260
Canada:
4.40%, 03/15/2008, CAD	AAA	600,000	452,960
6.00%, 06/01/2008, CAD	AAA	940,000	761,429
See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT
DENOMINATED IN CURRENCY INDICATED) continued
Hungary:
7.75%, 04/12/2005, HUF	NA	80,000,000	$ 339,754
8.50%, 10/12/2005, HUF	A1	80,000,000	344,643
New Zealand, 6.50%, 04/15/2013, NZD	Aaa	3,200,000	2,033,738
Poland, 5.00%, 10/24/2013, PLN	A	3,000,000	767,765
Sweden:
3.50%, 04/20/2006, SEK	AAA	9,500,000	1,199,264
5.50%, 10/08/2012, SEK	AAA	3,000,000	409,558
United Kingdom, 7.25%, 12/07/2007, GBP	AAA	1,550,000	2,922,981
Total Foreign Bonds-Government			11,486,401
MORTGAGE-BACKED SECURITIES 0.4%
FHLMC, 6.625%, 09/15/2009	AAA	$ 170,000	204,296
GNMA, 8.00%, 01/15/2030	AAA	12,803	13,822
Total Mortgage-Backed Securities			218,118
U.S. GOVERNMENT & AGENCY OBLIGATIONS 0.5%
FHLMC, 5.125%, 10/15/2008	AAA	125,000	139,826
FNMA, 6.375%, 06/15/2009	AAA	95,000	112,651
Total U.S. Government & Agency Obligations			252,477
U.S. TREASURY OBLIGATIONS 14.6%
U.S. Treasury Notes:
1.625%, 04/30/2005	AAA	1,000,000	1,006,876
2.625%, 05/15/2008	AAA	900,000	908,509
3.00%, 02/29/2004	AAA	110,000	111,495
3.25%, 08/15/2007	AAA	2,805,000	2,928,268
3.50%, 11/15/2006	AAA	1,558,000	1,642,778
4.375%, 05/15/2007	AAA	435,000	472,723
5.75%, 11/15/2005	AAA	210,000	231,189
6.875%, 05/15/2006	AAA	75,000	85,972
Total U.S. Treasury Obligations			7,387,810
YANKEE OBLIGATIONS-CORPORATE 1.8%
CONSUMER DISCRETIONARY 0.4%
Media 0.4%
IMAX Corp., 7.875%, 12/01/2005	CCC	69,100	68,755
Vivendi Universal SA, 9.25%, 04/15/2010 144A	B+	110,000	125,675
194,430
FINANCIALS 0.7%
Diversified Financial Services 0.7%
PTC International Finance, 11.25%, 12/01/2009	BB-	280,000	362,103
MATERIALS 0.5%
Paper & Forest Products 0.5%
Ainsworth Lumber, Ltd., 12.50%, 07/15/2007	B-	130,000	147,550
Tembec Industries, Inc., 7.75%, 03/15/2012	BB+	100,000	97,500
245,050
See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Credit Rating (v)	Principal Amount	Value

YANKEE OBLIGATIONS-CORPORATE continued
TELECOMMUNICATION SERVICES 0.2%
Wireless Telecommunications Services 0.2%
Rogers Wireless, Inc., 9.625%, 05/01/2011	BB+	$ 85,000	$ 98,175
Total Yankee Obligations-Corporate			899,758
YANKEE OBLIGATIONS-GOVERNMENT 15.2%
Brazil:
10.00%, 01/16/2007	B+	900,000	927,000
Ser. L, 8.00%, 04/15/2014	B+	307,853	270,541
Colombia:
10.00%, 01/23/2012	BB	1,240,000	1,391,900
10.375%, 01/28/2033	BB	350,000	403,375
El Salvador:
7.75%, 01/24/2023	BB+	200,000	209,000
8.25%, 04/10/2032 144A	BB+	200,000	194,500
Mexico:
8.30%, 08/15/2031	BBB-	305,000	351,970
8.375%, 01/14/2011	BBB-	550,000	660,275
Peru:
9.125%, 01/15/2008	BB-	525,000	570,937
9.875%, 02/06/2015	BB-	60,000	66,000
Philippines:
8.375%, 03/12/2009	BB	100,000	106,750
9.00%, 02/15/2013	BB	110,000	117,975
9.375%, 01/18/2017	BB	680,000	748,000
Russia, Sr. Disc. Note, Step Bond, 5.00%, 03/31/2007 †	BB	1,720,000	1,672,700
Total Yankee Obligations-Government			7,690,923

		Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.2%
Media 0.2%
IMAX Corp. *		8,120	73,080
ENERGY 0.0%
Oil & Gas 0.0%
Tri-Union Development Corp. *		26	0
Tribo Petroleum Corp., Class A *		45	1
1
Total Common Stocks			73,081
WARRANTS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
Ono Finance Plc, Expiring 3/16/2011 144A*+		100	1
Ono Finance Plc, Expiring 5/31/2009 144A*		500	5
6
See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

	Shares	Value

WARRANTS continued
TELECOMMUNICATION SERVICES 0.0%
Diversified Telecommunication Services 0.0%
RCN Corp. * (h)	20,000	$ 14,600
Total Warrants		14,606
SHORT-TERM INVESTMENTS 13.7%
MUTUAL FUND SHARES 13.7%
Evergreen Institutional Money Market Fund (o)	4,512,599	4,512,599
Navigator Prime Portfolio (pp)	2,403,163	2,403,163
Total Short-Term Investments		6,915,762
Total Investments (cost $48,076,909) 102.6%		51,963,662
Other Assets and Liabilities (2.6%)		(1,298,559)
Net Assets 100.0%		$ 50,665,103

(v)	Credit ratings are unaudited and rated by Moody's Investors Service where Standard and Poor's ratings are not available.
(o)	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
*	Non-income producing security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the rate at the current period end.
+	Security is deemed illiquid and is valued using market quotations when readily available. In the absence of market quotations, the security is valued based upon the fair value determined under procedures approved by the Board of Trustees.
(p)	All or a portion of this security is on loan.
(pp)	Represents investment of cash collateral received from securities on loan.
(h)	No market quotation available. Valued at fair value as determined in good faith under procedures established by the Board of Trustees.

Summary of Abbreviations
AUD	Austrailian Dollar
CAD	Canadian Dollar
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	United Kingdom Pound Sterling
GNMA	Government National Mortgage Association
HUF	Hungarian Franc
NZD	New Zealand Dollar
PLN	Polish Zloty
REIT	Real Estate Investment Trust
SEK	Swedish Krone
See Notes to Financial Statements

13

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$ 48,076,909
Net unrealized gains on securities	3,886,753

Market value of securities	51,963,662
Foreign currency, at value (cost $949,377)	904,295
Receivable for securities lending income	158
Interest receivable	802,957
Receivable for closed forward foreign currency exchange contracts	72,295
Unrealized gains on forward foreign currency exchange contracts	135,975
Prepaid expenses and other assets	769

Total assets	53,880,111

Liabilities
Payable for securities purchased	530,000
Unrealized losses on forward foreign currency exchange contracts	262,500
Payable for securities on loan	2,403,163
Advisory fee payable	1,038
Distribution Plan expenses payable	13
Due to other related parties	138
Accrued expenses and other liabilities	18,156

Total liabilities	3,215,008

Net assets	$ 50,665,103

Net assets represented by
Paid-in capital	$ 45,815,512
Undistributed net investment income	1,427,954
Accumulated net realized losses on securities and foreign currency related transactions	(293,635)
Net unrealized gains on securities and foreign currency related transactions	3,715,272

Total net assets	$ 50,665,103

Net assets consists of
Class 1	$ 48,778,203
Class 2	1,886,900

Total net assets	$ 50,665,103

Shares outstanding
Class 1	4,448,153
Class 2	172,285

Net asset value per share
Class 1	$ 10.97
Class 2	$ 10.95

See Notes to Financial Statements

14

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $1,563)	$ 1,561,715

Expenses
Advisory fee	109,010
Distribution Plan expenses	1,541
Administrative services fee	21,591
Transfer agent fees	346
Trustees' fees and expenses	182
Printing and postage expenses	12,739
Custodian fees	17,373
Professional fees	7,107
Other	323

Total expenses	170,212
Less: Expense reductions	(257)

Net expenses	169,955

Net investment income	1,391,760

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains or losses on:
Securities	2,153,880
Foreign currency related transactions	(136,202)

Net realized gains on securities and foreign currency related transactions	2,017,678
Net change in unrealized gains or losses on securities and foreign currency related transactions	1,267,852

Net realized and unrealized gains or losses on securities and foreign currency related transactions	3,285,530

Net increase in net assets resulting from operations	$ 4,677,290

See Notes to Financial Statements

15

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 1,391,760		$ 1,824,561
Net realized gains on securities and foreign currency related transactions		2,017,678		549,945
Net change in unrealized gains or losses on securities and foreign currency related transactions		1,267,852		2,089,181

Net increase in net assets resulting from operations		4,677,290		4,463,687

Distributions to shareholders from
Net investment income
Class 1*		(129,191)		(1,963,659)
Class 2		(3,463)		(14,139)

Total distributions to shareholders		(132,654)		(1,977,798)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class 1*	874,392	9,166,595	1,280,850	12,284,503
Class 2	163,078	1,674,125	66,616	660,333

		10,840,720		12,944,836

Net asset value of shares issued in reinvestment of distributions
Class 1*	12,791	129,191	200,275	1,963,659
Class 2	343	3,463	1,441	14,139

		132,654		1,977,798

Payment for shares redeemed
Class 1*	(253,008)	(2,627,412)	(457,936)	(4,448,735)
Class 2	(25,432)	(257,065)	(33,761)	(332,989)

		(2,884,477)		(4,781,724)

Net asset value of shares issued in acquisition
Class 1*	0	0	189,952	1,918,446

Net increase in net assets resulting from capital share transactions		8,088,897		12,059,356

Total increase in net assets		12,633,533		14,545,245
Net assets
Beginning of period		38,031,570		23,486,325

End of period		$ 50,665,103		$ 38,031,570

Undistributed net investment income		$ 1,427,954		$ 168,848

* Effective at the close of business on July 24, 2002, existing shares of the Fund were renamed Class 1 shares.
See Notes to Financial Statements

16

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen VA Strategic Income Fund (the "Fund") is a diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 and Class 2 shares at net asset value without a front-end sales charge or contingent deferred sales charge; however, Class 2 shares pay an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

f. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

g. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

h. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund's gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.36% and declining to 0.11% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made.

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLAN

Evergreen Distributor, Inc. ("EDI"), a wholly-owned subsidiary of BISYS Fund Services, Inc., serves as principal underwriter to the Fund.

The Fund has adopted a Distribution Plan, as allowed by Rule 12b-1 of the 1940 Act, for Class 2 shares. Under the Distribution Plan, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class 2 shares.

5. ACQUISITION

Effective on the close of business on November 8, 2002, the Fund acquired substantially all the assets and assumed certain liabilities of OFFIT VIF Total Return Fund in a tax-free exchange for Class 1 shares of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized depreciation of $93,253. The aggregate net assets of the Fund and OFFIT VIF Total Return Fund immediately prior to the acquisition were $35,059,223 and $1,918,446, respectively. The aggregate net assets of the Fund immediately after the acquisition were $36,977,669.

6. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended June 30, 2003:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 3,968,516	$ 28,340,350	$ 2,204,543	$ 22,910,338

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended June 30, 2003, the Fund loaned securities to certain brokers. At June 30, 2003, the value of securities on loan and the value of collateral (including accrued interest) amounted to $2,353,323 and $2,403,163, respectively. During the six months ended June 30, 2003, the Fund earned $2,792 in income from securities lending.

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $48,076,909. The gross unrealized appreciation and depreciation on securities based on tax cost was $4,021,469 and $134,716 respectively, with a net unrealized appreciation of $3,886,753.

At June 30, 2003, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to	U.S. Value at	In Exchange	Unrealized
Date	Receive	June 30, 2003	for U.S. $	Gain

8/5/2003	2,225,000 AUD	$ 1,488,333	$ 1,435,416	$ 52,917
8/4/2003	1,170,000 EUR	$ 1,344,365	$ 1,324,752	$ 19,613
8/7/2003	4,000,000 NZD	$ 2,336,465	$ 2,282,508	$ 53,957

Forward Foreign Currency Exchange Contracts to Sell:

Exchange	Contracts to	U.S. Value at	In Exchange	Unrealized
Date	Deliver	June 30, 2003	for U.S. $	Gain (Loss)

9/23/2003	2,600,000 AUD	$ 1,731,548	$ 1,727,440	$ (4,108)
9/23/2003	1,500,000 CAD	$ 1,100,956	$ 1,110,444	$ 9,488
8/4/2003	4,500,000 EUR	$ 5,170,637	$ 4,925,970	$ (244,667)
9/23/2003	3,500,000 NZD	$ 2,034,240	$ 2,020,515	$ (13,725)

As of December 31, 2002, the Fund had $2,116,308 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2006	2007	2008	2009

$ 13,743	$ 37,401	$ 833,228	$ 1,231,936

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers were limited during the year ended December 31, 2002 in accordance with income tax regulations.

For income tax purposes, capital losses incurred after October 31 within the Fund's fiscal year are deemed to arise on the first business day of the following fiscal year. As of December 31, 2002 the Fund incurred and elected to defer post-October losses of $195,005.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $257.

9. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

21

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22

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23

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

24

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

25

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566889    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Evergreen Offit VA Emerging Markets Bond Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Dear Evergreen Shareholder,

We are pleased to provide the semiannual report for Evergreen Offit VA Emerging Markets Bond Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the “About Evergreen Investments” menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro President and Chief Investment Officer Evergreen Investment Management Company, LLC.

EVERGREEN OFFIT VA EMERGING MARKETS BOND FUND

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Prescott B. Crocker, CFA
High Yield Bond Team
Lead Manager

PERFORMANCE AND RETURNS (1)

Portfolio inception date: 8/28/1996

Class inception date	Class 1 8/28/1996

6-month return	14.00%

Average annual return
1 year	16.88%

5 year	4.76%

Since portfolio inception	5.70%

(1)

Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical information shown for the fund prior to 11/11/2002 is based on the performance of the Select shares of the fund’s predecessor fund, OFFIT VIF Emerging Markets Bond Fund. The advisor is waiving its advisory fee and reimbursing the fund. Had the fee not been waived and expenses reimbursed, returns would have been lower.

The fund’s investment objective is nonfundamental and may be changed without the vote of the fund’s shareholders.

Funds that invest in high yield, lower-rated bonds may contain more risk due to the increased possibility of default.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of June 30, 2003, and subject to change.

EVERGREEN OFFIT VA EMERGING MARKETS BOND FUND

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31,

CLASS 1			2002 (b)	2001 (b)	2000 (b)	1999 (b)	1998 (a) (b)	Year Ended March 31, 1998 (b)

Net asset value, beginning of period	$6.80		$7.63	$8.22	$8.46	$7.60	$10.55	$10.30

Income from investment operations
Net investment income	0.25		0.56	0.85	0.94	0.94	0.66	0.86
Net realized and unrealized gains or losses on securities and foreign currency related transactions	0.70		(0.89)	(0.59)	(0.23)	0.86	(2.79)	0.27

Total from investment operations	0.95		(0.33)	0.26	0.71	1.80	(2.13)	1.13

Distributions to shareholders from
Net investment income	(0.07)		(0.50)	(0.85)	(0.95)	(0.94)	(0.73)	(0.88)
Net realized gains	0		0	0	0	0	(0.09)	0

Total distributions to shareholders	(0.07)		(0.50)	(0.85)	(0.95)	(0.94)	(0.82)	(0.88)

Net asset value, end of period	$7.68		$6.80	$7.63	$8.22	$8.46	$7.60	$10.55

Total return*	14.00%		(4.32%)	3.26%	8.71%	25.19%	(20.36%)	11.26%

Ratios and supplemental data
Net assets, end of period (thousands)	$4,932		$4,972	$7,087	$6,950	$7,686	$5,575	$5,780
Ratios to average net assets
Expenses‡	1.33	% †	1.31%	1.38%	1.47%	1.50%	1.50%†	1.50%
Net investment income	6.50	% †	8.38%	10.51%	11.17%	12.11%	10.38%†	8.27%
Portfolio turnover rate	48%		239%	71%	72%	71%	100%	53%

(a)	For the nine months ended December 31, 1998. The Fund changed its fiscal year end from March 31 to December 31, effective December 31, 1998.

(b)

As of the close of business on November 8, 2002, Evergreen Offit VA Emerging Markets Bond Fund acquired the net assets of OFFIT VIF Emerging Markets Bond Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002, are those of OFFIT Fund.

*	Total return does not reflect charges attributable to your insurance company’s separate account.

‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.

†	Annualized

See Notes to Financial Statements

EVERGREEN OFFIT VA EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS

June 30, 2003 (unaudited)

	Credit Rating ^	Principal Amount	Value

CORPORATE BONDS 1.1%
MATERIALS 1.1%
Metals & Mining 1.1%
Freeport-McMoRan Copper & Gold, Inc., 10.125%, 02/01/2010	B–	$50,000	$56,000

FOREIGN BONDS-CORPORATE (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.2%
FINANCIALS 1.2%
Capital Markets 1.2%
Pemex Project Funding Master Trust, 6.625%, 04/04/2010, EUR	BBB–	50,000	60,014

FOREIGN BONDS-GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED IN CURRENCY INDICATED) 1.3%
Poland, 5.00%, 10/24/2013, PLN	A	250,000	63,981

YANKEE OBLIGATIONS-CORPORATE 11.3%
FINANCIALS 11.3%
Commercial Banks 3.5%
BBVA Bancomer Capital Trust, 10.50%, 02/16/2011	BB+	$150,000	$173,250

Diversified Financial Services 7.8%
Hurricane Financial, 9.625%, 02/12/2010 144A	B+	50,000	54,250
Petronas Capital, Ltd., 7.00%, 05/22/2012	BBB+	200,000	231,750
Vestel Electronics Finance, Ltd., 11.50%, 05/14/2007 144A	B–	100,000	99,000

			385,000

Total Yankee Obligations-Corporate			558,250

YANKEE OBLIGATIONS-GOVERNMENT 67.5%
Brazil:
10.00%, 01/16/2007	B+	100,000	103,000
Ser. L, 8.00%, 04/15/2014	B+	640,333	562,725
Bulgaria, 8.25%, 01/15/2015	BB+	100,000	118,150
Colombia, 10.00%, 01/23/2012	BB	150,000	168,375
Costa Rica, 8.11%, 02/01/2012	BB	200,000	215,000
Dominican Republic, 9.04%, 01/23/2013 144A	B+	100,000	90,750
Malaysia, 7.50%, 07/15/2011	BBB+	100,000	121,930
Mexico:
8.30%, 08/15/2031	BBB–	320,000	369,280
8.375%, 01/14/2011	BBB–	150,000	180,075
Panama, 9.375%, 07/23/2012	BB	100,000	115,500
Peru:
9.125%, 01/15/2008	BB–	120,000	130,500
9.875%, 02/06/2015	BB–	50,000	55,000
Philippines, 9.375%, 01/18/2017	BB	250,000	275,000
Russia, Sr. Disc. Note, Step Bond, 5.00%, 04/01/2030 †	BB	600,000	583,500
South Africa, 7.375%, 04/25/2012	BBB	100,000	115,000
Venezuela:
1.875%, 12/18/2007 FRN	CCC+	107,143	85,714
9.25%, 09/15/2027	CCC+	50,000	37,125

Total Yankee Obligations-Government			3,326,624

SHORT-TERM INVESTMENTS 15.6%
		Shares

MUTUAL FUND SHARES 15.6%
Evergreen Institutional Money Market Fund ø		766,536	766,536

EVERGREEN OFFIT VA EMERGING MARKETS BOND FUND

SCHEDULE OF INVESTMENTS continued

June 30, 2003 (unaudited)

Value

Total Investments (cost $4,295,927) 98.0%	$4,831,405
Other Assets and Liabilities 2.0%	100,560

Net Assets 100.0%	$4,931,965

^	Credit ratings are unaudited and rated by Moody’s Investors Service where Standard and Poor’s ratings are not available.

144A

Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees.

†

Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the agregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.

ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations:
FRN	Floating Rate Note
EUR	Euro
PLN	Polish Zloty

As of June 30, 2003, the Fund held investments in the following countries:

	Market Value	Percentage of Total Investments

United States	$882,550	18.3%
Mexico	722,605	15.0%
Brazil	665,725	13.8%
Russia	583,500	12.1%
Malaysia	353,680	7.3%
Phillippines	275,000	5.7%
Costa Rica	215,000	4.5%
Peru	185,500	3.8%
Colombia	168,375	3.5%
Venezuela	122,839	2.5%
Bulgaria	118,150	2.4%
Panama	115,500	2.4%
South Africa	115,000	2.4%
Cayman Island	99,000	2.0%
Dominican Republic	90,750	1.9%
Poland	63,981	1.3%
Netherlands	54,250	1.1%

	$4,831,405	100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Identified cost of securities	$4,295,927
Net unrealized gains on securities	535,478

Market value of securities	4,831,405
Interest receivable	104,281
Receivable for closed forward foreign currency exchange contracts	1,961

Total assets	4,937,647

Liabilities
Unrealized losses on forward foreign currency exchange contracts	4,659
Due to custodian bank	401
Due to related parties	13
Accrued expenses and other liabilities	609

Total liabilities	5,682

Net assets	$4,931,965

Net assets represented by
Paid-in capital	$7,185,378
Undistributed net investment income	154,432
Accumulated net realized losses on securities and foreign currency related transactions	(2,938,647)
Net unrealized gains on securities and foreign currency related transactions	530,802

Total net assets	$4,931,965

Shares outstanding - Class 1	642,349

Net asset value per share - Class 1	$7.68

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Interest	$186,243

Expenses
Advisory fee	21,422
Administrative services fee	2,380
Transfer agent fees	608
Trustees’ fees and expenses	267
Printing and postage expenses	10,496
Custodian fees	743
Professional fees	7,481
Other	307

Total expenses	43,704
Less: Expense reductions	(29)
Fee waivers	(12,031)

Net expenses	31,644

Net investment income	154,599

Net realized and unrealized gains or losses on securities and foreign currency related transactions
Net realized gains on:
Securities	158,784
Foreign currency related transactions	661

Net realized gains on securities and foreign currency related transactions	159,445
Net change in unrealized gains or losses on securities and foreign currency related transactions	309,956

Net realized and unrealized gains or losses on securities and foreign currency related transactions	469,401

Net increase in net assets resulting from operations	$624,000

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended June 30, 2003 (unaudited)		Year Ended December 31, 2002

Operations
Net investment income		$154,599		$547,461
Net realized gains or losses on securities and foreign currency related transactions		159,445		(1,866,911)
Net change in unrealized gains or losses on securities and foreign currency related transactions		309,956		977,955

Net increase (decrease) in net assets resulting from operations		624,000		(341,495)

Distributions to shareholders from Net Investment Income		(42,972)		(504,656)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	92	675	200	1,540
Net asset value of shares issued in reinvestment of distributions	6,139	42,972	72,590	504,308
Payment for shares redeemed	(95,067)	(664,983)	(270,606)	(1,774,578)

Net decrease in net assets resulting from capital share transactions		(621,336)		(1,268,730)

Total increase (decrease) in net assets		2,664		(2,114,881)
Net assets
Beginning of period		4,972,273		7,087,154

End of period		$4,974,937		$4,972,273

Undistributed net investment income		$154,432		$42,805

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  ORGANIZATION

Evergreen Offit VA Emerging Markets Bond Fund (the “Fund”) is a non-diversified series of Evergreen Variable Annuity Trust (the “Trust”), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 shares at net asset value without a front-end sales charge or contingent deferred sales charge.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a.  Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b.  Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on securities.

c.  Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

d.  Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e.  Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f.  Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3.  ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.90% and declining to 0.80% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003, were $12,031.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $12,031, which represents 0.51% of the Fund’s average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund’s average daily net assets.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4.  SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $2,140,048 and $3,329,463, respectively, for the six months ended June 30, 2003.

At June 30, 2003, the Fund had forward foreign currency exchange contracts outstanding as follows:
Forward Foreign Currency Exchange Contracts to Sell:

Exchange Date	Contracts to Deliver	U.S. Value at June 30, 2003	In Exchange for U.S. $	Unrealized Loss

07/01/2003	25,000 Euro	$28,755	$26,815	$1,940
08/03/2003	50,000 Euro	57,452	54,733	2,719

On June 30, 2003, the aggregate cost of securities for federal income tax purposes was $4,295,927. The gross unrealized appreciation and depreciation on securities based on tax cost was $544,572 and $9,094, respectively, with a net unrealized appreciation of $535,478.

As of December 31, 2002, the Fund had $3,098,092 in capital loss carryovers for federal income tax purposes with $1,181,907 expiring in 2006, $41,642 expiring in 2008 and $1,874,543 expiring in 2010.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

5.  INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

6.  EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $29.

7.  DEFERRED TRUSTEES’ FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8.  FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the six months ended June 30, 2003, the Fund had no borrowings under this agreement.

9.  SUBSEQUENT EVENT

As of the close of business on July 11, 2003, all shares of the Fund had been redeemed and the Fund was subsequently liquidated.

TRUSTEES AND OFFICERS

TRUSTEES(1)

Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None

Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc.(investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None

Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund

Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None

Principal occupations: Sales Manager, SMI STEEL Co.–South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None

Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co.(paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None

Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None

Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA(2) Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None

Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS

Dennis H. Ferro(3) President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel(4) Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce(4) Secretary DOB: 4/20/1960 Term of office since: 2000

Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

(1)

Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

(2)	Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

(3)	The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

(4)	The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion*  in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566894 8/2003

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

Evergreen Offit VA U.S. Government Securities Fund

OFFIT VA U.S. GOVERNMENT SECURITIES FUND: Semiannual Report as of June 30, 2003

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen Investments(SM) is a service mark of Evergreen Investment Management Company, LLC. Copyright 2003.

Dear Evergreen Shareholders,

We are pleased to provide the semiannual report for Evergreen Offit VA U.S. Government Securities Fund, which covers the six-month period ended June 30, 2003.

Market analysis

After three down years in equities, investors entered 2003 with great anticipation. Economic fundamentals, led by low interest rates and mild inflation, were steadily improving and corporate profitability had strengthened in recent periods. As a result of this optimism, equities rose by more than five percent in the first two weeks of the new-year. These gains, however, were quickly erased as the uncertain geopolitical environment overwhelmed improving investor confidence. Money flowed from equities into bonds, as fears of war also led to a surge in the prices for oil and gold, and the dollar lost ground against other major currencies.

As negotiations for a diplomatic resolution to the Iraq crisis unraveled at the United Nations, the major equity indices approached their October 2002 lows. Once it became apparent that war was inevitable, however, equities began to recover. Apparently, the uncertainty of war was worse for the market than actual war itself. This clarification on the geopolitical front combined with better than expected first quarter profits to propel stocks higher. These gains were not limited to domestic equities, though, as international stocks rose on optimism for a coordinated global recovery.

The gains in equities during the first half of the year were broad based. Large, small, and mid-cap indexes all registered impressive gains. Value stocks outperformed growth, and despite sluggish growth, international equities rebounded dramatically, likely encouraged by the confidence instilled from strengthening currencies. Underscoring the depth of the rally, all ten sectors of the S&P 500 Index finished the period in positive territory thus far in 2003.

Visit us on the Web

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. You may also access our online quarterly shareholder newsletter, Evergreen Events, through the "About Evergreen Investments" menu tab. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Investment Officer
Evergreen Investment Management Company, LLC.

Evergreen Offit VA U.S. Government Securities Fund

FUND AT A GLANCE

as of June 30, 2003

MANAGEMENT TEAM

Jonathan E. Lewis
Customized Fixed Income Team
Lead Manager

PERFORMANCE AND RETURNS[1]
Portfolio inception date: 4/1/1999

Class 1
Class inception date	4/1/1999

6-month return	0.18%

Average annual return

1 year	6.71%

Since portfolio inception	6.50%

1Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors' shares, when redeemed, may be worth more or less than their original cost. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical information shown for the fund prior to 11/11/2002 is based on the performance of the fund's predecessor fund, OFFIT VIF U.S. Government Securities Fund.

Returns reflect expense limits previously in effect, without which returns would have been lower.

The fund's investment objective is nonfundamental and may be changed without the vote of the fund's shareholders.

U.S. government guarantees apply only to the underlying securities of the fund's portfolio and not to the fund's shares.

All data is as of June 30, 2003, and subject to change.

Evergreen Offit VA U.S. Government Securities Fund

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended
	June 30, 2003	Year Ended December 31,				Year Ended
	(unaudited) (v)	2002 (a) #	2001 (a)	2000 (a)	1999 (a) (b)	September 25, 1998 (a) (c)

CLASS 1

Net asset value, beginning of period	$ 11.23	$ 11.16	$ 10.92	$ 9.94	$ 10.00	$ 10.00
Income from investment operations

Net investment income	0.03	0.40	0.49	0.36	0.34	0

Net realized and unrealized gains or losses on securities	(0.01)	0.69	0.22	0.84	(0.40)	0.23
Total from investment operations	0.02	1.09	0.71	1.20	(0.06)	0.23

Distributions to shareholders from

Net investment income	0	(0.69)	(0.46)	(0.22)	0	0

Net realized gains	0	(0.33)	(0.01)	0	0	0
Total distributions to shareholders	0	(1.02)	(0.47)	(0.22)	0	0

Net asset value, end of period	$ 11.25	$ 11.23	$ 11.16	$ 10.92	$ 9.94	$ 10.23
Total return*	0.18%	9.96%	6.52%	12.02%	(0.60%)	2.30%

Ratios and supplemental data

Net assets, end of period (thousands)	$ 273	$ 3,879	$ 40,714	$ 36,486	$ 17,332	$ 0

Ratios to average net assets
Expenses‡	0.49%†	0.58%	0.60%	0.60%	0.60%†	0.60%†

Net investment income	0.63%†	3.47%	4.69%	5.81%	5.08%†	4.04%†

Portfolio turnover rate	350%	529%	244%	538%	130%	107%

(a)	As of the close of business on November 8, 2002, Evergreen Offit VA U.S. Government Securities Fund acquired the net assets of OFFIT VIF U.S. Government Securities Fund ("OFFIT Fund"). OFFIT Fund was the accounting and performance survivor in this transaction. The financial highlights for the periods prior to November 11, 2002 are those of OFFIT Fund.
(b)	For the period from April 1, 1999 to December 31, 1999. The fund recommenced operations on April 1, 1999, at a NAV of $10.00.
(c)	For the period from August 24, 1998 (commencement of operations), to September 25, 1998. The last remaining outstanding shares were redeemed on September 25, 1998.
#	Net investment income per share is based on average shares outstanding during the period.
*	Total return does not reflect charges attributable to your insurance company's separate account.
‡	The ratio of expenses to average net assets excludes expense reductions but includes fee waivers and/or expense reimbursements.
†	Annualized
(v)	The per share net realized and unrealized gains or losses may not agree with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio.
See Notes to Financial Statements

Evergreen Offit VA U.S. Government Securities Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003 (unaudited)

Assets
Cash	$ 278,216

Liabilities
Accrued expenses and other liabilities	5,287

Net assets	$ 272,929

Net assets represented by
Paid-in capital	$ 263,314
Undistributed net investment income	9,615

Total net assets	$ 272,929

Shares outstanding - Class 1	24,250

Net asset value per share - Class 1	$ 11.25

STATEMENT OF OPERATIONS

Six Months Ended June 30, 2003 (unaudited)

Investment income
Interest	$ 17,187

Expenses
Advisory fee	5,381
Administrative services fee	1,538
Transfer agent fees	95
Trustees' fees and expenses	35
Printing and postage expenses	2,571
Custodian fees	176
Professional fees	13,116
Interest expense	699
Other	7,417

Total expenses	31,028
Less: Expense reductions	(64)
Fee waivers and expense reimbursements	(23,421)

Net expenses	7,543

Net investment income	9,644

Net realized gains on securities	916

Net increase in net assets resulting from operations	$ 10,560

See Notes to Financial Statements

Evergreen Offit VA U.S. Government Securities Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	June 30, 2003		Year Ended
	(unaudited)		December 31, 2002

Operations
Net investment income		$ 9,644		$ 1,181,869
Net realized gains on securities		916		2,399,738
Net change in unrealized gains or losses on securities		0		(749,504)

Net increase in net assets resulting from operations		10,560		2,832,103

Distributions to shareholders from
Net investment income		0		(1,853,155)
Net realized gains		0		(889,118)

Total distributions to shareholders		0		(2,742,273)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	2,575	28,997	139,956	1,632,749
Net asset value of shares issued in reinvestment of distributions	0	0	248,170	2,742,273
Payment for shares redeemed	(323,788)	(3,645,309)	(3,689,785)	(41,299,780)

Net decrease in net assets resulting from capital share transactions		(3,616,312)		(36,924,758)

Total decrease in net assets		(3,605,752)		(36,834,928)
Net assets
Beginning of period		3,878,681		40,713,609

End of period		$ 272,929		$ 3,878,681

Undistributed net investment income		$ 9,615		$ 1,181,841

See Notes to Financial Statements

Evergreen Offit VA U.S. Government Securities Fund

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Offit VA U.S. Government Securities Fund (the "Fund") is a non-diversified series of Evergreen Variable Annuity Trust (the "Trust"), a Delaware statutory trust organized on December 23, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). Shares of the Fund may only be purchased by insurance companies for the purpose of funding variable annuity contracts or variable life insurance policies.

The Fund offers Class 1 shares at net asset value without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are valued at prices obtained from an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not available are valued at fair value as determined in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund's name until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will only enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees.

c. When-issued and delayed delivery transactions

The Fund records when-issued securities no later than one business day after the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Security transactions and investment income

Security transactions are recorded no later than one business day after the trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

Evergreen Offit VA U.S. Government Securities Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Reclassifications have been made to the Fund's components of net assets to reflect income and gains available for distribution (or available capital loss carryovers, as applicable) under income tax regulations. The primary permanent differences causing such reclassifications are due to utilization of earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC ("EIMC"), an indirect, wholly-owned subsidiary of Wachovia Corporation ("Wachovia"), is the investment advisor to the Fund and is paid an annual fee of 0.35% of the Fund's average daily net assets.

From time to time, EIMC may voluntarily or contractually waive its fees and/or reimburse expenses in order to limit operating expenses. For any fee waivers and/or reimbursements made after January 1, 2003, EIMC may recoup any amounts waived and/or reimbursed up to a period of three years following the end of the fiscal year in which the fee waivers and/or reimbursements were made. Total amounts subject to recoupment as of June 30, 2003 were $23,421.

During the six months ended June 30, 2003, EIMC waived its fees in the amount of $5,381 and reimbursed expenses in the amount of $18,040 which combined represents 1.52% of the Fund's average daily net assets (on an annualized basis).

Evergreen Investment Services, Inc. ("EIS"), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual administrative fee of 0.10% of the Fund's average daily net assets.

Evergreen Service Company, LLC ("ESC"), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of U.S. Government securities (excluding short-term securities) were $259,728 and $259,728, respectively, for the six months ended June 30, 2003.

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from other participating funds. During the six months ended June 30, 2003, the Fund did not participate in the interfund lending program.

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund's custodian, a portion of fund expenses has been reduced. The Fund received expense reductions from expense offset arrangements of $64.

7. DEFERRED TRUSTEES' FEES

Each independent Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees' deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts are based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund's Trustees' fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each Fund's borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata.

Evergreen Offit VA U.S. Government Securities Fund

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

During the six months ended June 30, 2003, the Fund had average borrowings outstanding of $2,613 on an annualized basis at a rate of 1.875% and paid interest of $49.

9. SUBSEQUENT EVENTS

As of the close of business on July 11, 2003, all shares of the Fund had been redeemed and the Fund was subsequently liquidated.

Evergreen Offit VA U.S. Government Securities Fund

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III Trustee DOB: 10/23/1934 Term of office since: 1991 Other directorships: None	Principal occupations: Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover Companies (insurance); Trustee, Arthritis Foundation of New England; Director, The Francis Ouimet Society; Former Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Health Development Corp. (fitness-wellness centers); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

K. Dun Gifford Trustee DOB: 10/23/1938 Term of office since: 1974 Other directorships: None	Principal occupations: Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee, Treasurer and Chairman of the Finance Committee, Cambridge College; Former Managing Partner, Roscommon Capital Corp.; Former Chairman of the Board, Director, and Executive Vice President, The London Harness Company (leather goods purveyor); Former Chairman, Gifford, Drescher & Associates (environmental consulting); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Leroy Keith, Jr. Trustee DOB: 2/14/1939 Term of office since: 1983 Other directorships: Trustee, Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund	Principal occupations: Partner, Stonington Partners, Inc. (private investment firm); Trustee of Phoenix Series Fund, Phoenix Multi-Portfolio Fund, and The Phoenix Big Edge Series Fund; Former Chairman of the Board and Chief Executive Officer, Carson Products Company (manufacturing); Former Director of Phoenix Total Return Fund and Equifax, Inc. (worldwide information management); Former President, Morehouse College; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Gerald M. McDonnell Trustee DOB: 7/14/1939 Term of office since: 1988 Other directorships: None	Principal occupations: Sales Manager, SMI STEEL Co. -- South Carolina (steel producer); Former Sales and Marketing Management, Nucor Steel Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

William Walt Pettit Trustee DOB: 8/26/1955 Term of office since: 1984 Other directorships: None	Principal occupations: Partner and Vice President, Kellam & Pettit, P.A. (law firm); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

David M. Richardson Trustee DOB: 9/19/1941 Term of office since: 1982 Other directorships: None	Principal occupations: President, Richardson, Runden & Company (recruitment business development/consulting company); Managing Director, Kennedy Information, Inc. (executive recruitment information and research company); Trustee, NDI Technologies, LLP (communications); Director, J&M Cumming Paper Co. (paper merchandising); Columnist, Commerce and Industry Association of New Jersey; Former Vice Chairman, DHR International, Inc. (executive recruitment); Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Russell A. Salton III, MD Trustee DOB: 6/2/1947 Term of office since: 1984 Other directorships: None	Principal occupations: President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates, Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Michael S. Scofield Trustee DOB: 2/20/1943 Term of office since: 1984 Other directorships: None	Principal occupations: Attorney, Law Offices of Michael S. Scofield; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Evergreen Offit VA U.S. Government Securities Fund

TRUSTEES AND OFFICERS continued

Richard J. Shima Trustee DOB: 8/11/1939 Term of office since: 1993 Other directorships: None	Principal occupations: Independent Consultant; Director, Trust Company of CT; Trustee, Saint Joseph College (CT); Director of Hartford Hospital, Old State House Association; Trustee, Greater Hartford YMCA; Former Director of Enhance Financial Services, Inc.; Former Director of CTG Resources, Inc. (natural gas); Former Director, Middlesex Mutual Assurance Company; Former Director, Mentor Income Fund, Inc.; Former Trustee, Mentor Funds and Cash Resource Trust.

Richard K. Wagoner, CFA[2] Trustee DOB: 12/12/1937 Term of office since: 1999 Other directorships: None	Principal occupations: Member and Former President, North Carolina Securities Traders Association; Member, Financial Analysts Society; Former Chief Investment Officer, Executive Vice President and Head of Capital Management Group, First Union National Bank; Former Consultant to the Boards of Trustees of the Evergreen funds; Former Member, New York Stock Exchange; Former Trustee, Mentor Funds and Cash Resource Trust.

OFFICERS
Dennis H. Ferro[3] President DOB: 6/20/1945 Term of office since: 2003	President and Chief Investment Officer, Evergreen Investment Management Company, LLC and Executive Vice President, Wachovia Bank, N.A.

Carol Kosel[4] Treasurer DOB: 12/25/1963 Term of office since: 1999	Senior Vice President, Evergreen Investment Services, Inc. and Treasurer, Vestaur Securities, Inc.

Michael H. Koonce[4] Secretary DOB: 4/20/1960 Term of office since: 2000	Senior Vice President and General Counsel, Evergreen Investment Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation; Former Senior Vice President and General Counsel, Colonial Management Associates, Inc.; Former Vice President and Counsel, Colonial Management Associates, Inc.

1 Each Trustee serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. The address of each Trustee is 200 Berkeley Street, Boston, MA 02116. Each Trustee oversees 112 Evergreen funds.

2 Mr. Wagoner is an "interested person" of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund's investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund's Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

Investments that stand the test of time

Year in and year out, Evergreen Investments seeks to provide each client with sound, time-tested investment strategies designed for sustainable long-term success. With over $229 billion* in assets under management, we manage diverse investments from institutional portfolios to mutual funds, variable annuities to retirement plans, alternative investments to private accounts. Our commitment to every one of our clients is reflected in the rigor and discipline with which we manage investments.

We offer a complete family of mutual funds designed to help investors meet a wide range of financial goals. From money market funds that meet short-term needs to international funds that involve greater risk but seek potentially higher returns, Evergreen provides a broad array of flexible investment options. Across all investment styles, we are committed to providing investors with investment excellence day after day, quarter after quarter and year after year.

*As of June 30, 2003

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION
Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the fourth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. The award symbolizes the achievement of the highest tier of shareholder service within our industry. For 2002, Evergreen Investments was ranked third overall.

566892    8/2003

Evergreen Investments 200 Berkeley Street Boston, MA 02116-5034

Item 2 - Code of Ethics

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Item 3 - Audit Committee Financial Expert

Not applicable at this time. Applicable for annual reports filed for fiscal years ending on or after July 15, 2003.

Items 4 — Principal Accountant Fees and Services

Not applicable at this time. Applicable for annual reports filed for the first fiscal year ending after December 15, 2003.

Items 5 — Audit Committee of Listed Registrants

If applicable, not applicable at this time. Applicable for annual reports covering periods ending on or after the compliance date for the listing standards applicable to the particular issuer. Listed issuers must be in compliance with the new listing rules by the earlier of the registrant’s first annual shareholders meeting after January 15, 2004 or October 31, 2004.

Item 6 — [Reserved]

Item 7 — Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

If applicable, not applicable at this time. Applicable for annual reports filed on or after July 1, 2003.

Item 8 — [Reserved]

Item 9 - Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There were no significant changes in the Registrant's internal controls or other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Variable Annuity Trust

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: August 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________

Dennis H. Ferro,

Principal Executive Officer

Date: August 30, 2003

By: ________________________

Carol A. Kosel

Principal Financial Officer

Date: August 30, 2003